Registration Nos. 333-144744

811-22099

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 18	☒
(Check appropriate box or boxes.)

GATEWAY TRUST

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	May 1, 2010

	Class A	Class C
ASG Diversifying Strategies Fund	DSFAX	DSFCX
ASG Global Alternatives Fund	GAFAX	GAFCX
Gateway Fund	GATEX	GTECX

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a crime.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

FUND SUMMARY

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 31 of the Prospectus and on page 75 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (other expenses have been estimated for the current fiscal year)	0.96%	0.96%
Total annual fund operating expenses	2.46%	3.21%
Fee waiver and/or expense reimbursement[1]	0.74%	0.74%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.72%	2.47%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$740	$350	$250
3 years	$740	$920	$920

1	AlphaSimplex Group, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.70% and 2.45% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

1

FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

2

FUND SUMMARY

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation and Correlation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent

3

FUND SUMMARY

favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since August 2009.

Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since August 2009.

Philippe P. Lüdi, Vice President of the Adviser, has served as co-portfolio manager of the Fund since May 2010.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since August 2009.

4

FUND SUMMARY

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 31 of the Prospectus and on page 75 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (other expenses have been restated to reflect current expenses)	0.55%	0.55%
Total annual fund operating expenses	1.95%	2.70%
Fee waiver and/or expense reimbursement[1]	0.34%	0.34%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.61%	2.36%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$729	$339	$239
3 years	$1,121	$806	$806
5 years	$1,537	$1,400	$1,400
10 years	$2,693	$3,007	$3,007

6

FUND SUMMARY

1	AlphaSimplex Group, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.60% and 2.35% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.60% and 2.35% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

7

FUND SUMMARY

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

8

FUND SUMMARY

Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index Tracking/Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

The table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

9

FUND SUMMARY

Total Returns for Class A

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year	Life of Fund (9/30/08)
ASG Global Alternatives Fund
Class A – Return Before Taxes	2.70%	-0.09%
Return After Taxes on Distributions	2.18%	-0.60%
Return After Taxes on Distributions & Sales of Fund Shares	1.80%	-0.35%
Class C – Return Before Taxes	7.09%	3.95%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	11.15%	-0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Peter A. Lee, Research Scientist for hedge fund beta replication of the Adviser, has served as co-portfolio manager of the Fund since May 2010.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since September 2008.

10

FUND SUMMARY

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

FUND SUMMARY

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 31 of the Prospectus and on page 75 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.15%	0.15%
Total annual fund operating expenses	1.05%	1.80%
Fee waiver and/or expense reimbursement[1]	0.11%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.70%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$665	$273	$173
3 years	$880	$557	$557
5 years	$1,111	$966	$966
10 years	$1,774	$2,108	$2,108

1	Gateway Investment Advisers, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94% and 1.70% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 0.94% and 1.70% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

12

FUND SUMMARY

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund typically invests in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).

From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. As a temporary defensive measure, the Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income investments and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Correlation Risk: The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely effect the value of the Fund’s portfolio.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

13

FUND SUMMARY

Options Risk: The value of the Fund’s positions in index options could fluctuate in response to changes in the value of the underlying index. Writing index call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of equity market performance and a measure of the performance of investment-grade bonds. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The returns shown in the bar chart and the table for periods before February 15, 2008 (February 19, 2008 for Class C shares) is that of the Fund’s predecessor (the “Predecessor Fund”), restated to reflect the expenses and sales loads of Class A and Class C shares.

The bar chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Class A - Return Before Taxes	0.46%	1.47%	2.31%
Class A - Return After Taxes on Distributions	0.16%	0.97%	1.74%
Class A - Return After Taxes on Distributions & Sale of Fund Shares	0.65%	1.03%	1.72%
Class C - Return Before Taxes	4.78%	1.91%	2.09%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified

14

FUND SUMMARY

plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The after-tax returns exceed the return before taxes due to an assumed tax benefit from losses on a sale of Fund shares at the end of the measurement period.

Management

Investment Adviser

Gateway Investment Advisers, LLC

Portfolio Managers

J. Patrick Rogers, CFA, president and CEO of the Adviser, has served as co-portfolio manager of the Fund (including the Predecessor Fund) since December 2006. Mr. Rogers was previously portfolio manager from 1997 to December 2006 and prior to that co-portfolio manager from 1994.

Paul R. Stewart, CFA, senior vice president and chief investment officer of the Adviser, has served as co-portfolio manager of the Fund (including the Predecessor Fund) since December 2006.

Michael T. Buckius, CFA, senior vice president and portfolio manager of the Adviser, has served as co-portfolio manager of the Fund since June 2008.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

INVESTMENT GOALS, STRATEGIES AND RISKS

More Information About the Funds

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies (for example, relative value fixed income strategies and multi-market trend strategies) each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic

16

INVESTMENT GOALS, STRATEGIES AND RISKS

banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth in this prospectus are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Allocation and Correlation Risk

This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure. In addition, the Adviser’s judgment about the correlation of various market exposures to the returns of major equity indices (and to each other) may be incorrect, adversely affecting performance. This risk may be particularly acute during periods of market turmoil, when previously uncorrelated asset classes and market exposures often become more correlated. There is no guarantee that the Adviser will be successful in managing correlation with major equity indices, and, as a result, the Fund’s returns may be correlated with major equity indices to a greater extent than desired during any period and over time. Furthermore, because the Fund intends to maintain a low to negative correlation to the returns of major equity indices, during periods when returns in such markets increase, the Fund’s returns will not necessarily reflect the increase.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has

17

INVESTMENT GOALS, STRATEGIES AND RISKS

recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

18

INVESTMENT GOALS, STRATEGIES AND RISKS

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

19

INVESTMENT GOALS, STRATEGIES AND RISKS

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities, and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

20

INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth in this prospectus are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the

21

INVESTMENT GOALS, STRATEGIES AND RISKS

performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Hedge Fund Risk

Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index/Tracking Error Risk

Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund’s performance may not match the returns of any such index during any period of time. For example, the Fund’s returns may differ from the returns of an index because of the inability of the Fund’s managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund’s portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index.

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s

22

INVESTMENT GOALS, STRATEGIES AND RISKS

investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect may appreciate in value may, in fact, decline. Similarly, in some cases derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

23

INVESTMENT GOAL, STRATEGIES AND RISKS

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. The Fund’s investment objective is non-fundamental, which means that it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, ADRs, which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in REITs.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s historical volatility has been closer to intermediate-to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will reduce the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.

The Fund’s investment strategies are described in more detail below.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund’s total return. The Adviser uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. The Adviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

24

INVESTMENT GOAL, STRATEGIES AND RISKS

Purchasing Index Put Options

The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the the 1940 Act. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Temporary Defensive Measure

As a temporary defensive measure, the Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Correlation Risk

The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in the value of a security or periods of below-average performance in a given stock or the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely effect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Growth stocks may underperform value stocks during any given period. Value stocks present the risk that their lower valuations fairly reflect their business prospects or that other investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

The Fund may invest in foreign securities traded in U.S. markets, including through ADRs. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depository receipt programs such as American Depository Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

25

INVESTMENT GOAL, STRATEGIES AND RISKS

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Options Risk

The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Additional Information Regarding the Fund’s Predecessor

The Fund acquired the assets and liabilities of the Predecessor Fund in a reorganization (the “Reorganization”) on February 15, 2008 (February 19, 2008 for Class C Shares). The returns shown for periods prior to February 15, 2008 in the Risk/Return Bar Chart and Table in the Fund summary reflect the performance of the Predecessor Fund. Shareholders of the Predecessor Fund received Class A shares of the Fund in the Reorganization. The Fund’s Class A and Class C shares were not outstanding prior to the Reorganization. Although the Predecessor Fund’s shares and the Fund’s Class A and Class C shares would have had substantially similar annual returns because the shares would have been invested in the same portfolio of securities, returns for Class A and Class C shares would have been different to the extent their respective expenses differ. Performance for periods after the Reorganization reflects actual Class A and Class C performance.

26

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which each Fund may be subject because of its investments in various types of securities or engagement in various practices.

Commodity Subsidiary Risk (ASG Funds only)

The risk associated with investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the commodity subsidiaries in which the ASG Funds invest, which will indirectly expose each such Fund to the risks associated with its subsidiary’s investments. Each commodity subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. However, each commodity subsidiary is wholly-owned and controlled by its respective Fund and therefore, it is unlikely that a commodity subsidiary will take action contrary to the interests of the Fund or its shareholders. In monitoring compliance with its investment restrictions, each of the ASG Funds will consider the assets of its commodity subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which each such Fund and its commodity subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the commodity subsidiaries. If Cayman Islands law changes such that a commodity subsidiary is required to pay Cayman Islands taxes, a Fund’s shareholders may suffer decreased investment returns.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Information Risk

The risk that key information about a security or other instrument is inaccurate or unavailable.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, at certain times, the market for money market and similar instruments may become illiquid.

Mortgage-Related and Asset-Backed Securities Risk (ASG Funds only)

Mortgage-related securities, such as Government National Mortgage Association certificates or securities issued by the Federal National Mortgage Association, differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will generally decrease in value as a result of increases in interest rates, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

27

The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk

The risk of losses directly attributable to government or political actions.

Repurchase Agreement Risk

Under a repurchase agreement, a fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in each Fund’s SAI.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 7 days for the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund and 30 days for the Gateway Fund, is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information.

28

MANAGEMENT TEAM

Meet the Funds’ Investment Advisers and Subadviser

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”).

Advisers

AlphaSimplex Group, LLC (“AlphaSimplex”), located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as the adviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund. AlphaSimplex was founded in 1999 and as of December 31, 2009, it serves as investment adviser or subadviser with respect to assets of $668 million (including notional assets covered by overlay strategies).

Gateway Investment Advisers, LLC (“Gateway”), located at 312 Walnut St., 35th Floor, Cincinnati, OH 45202-9834, serves as investment adviser to the Gateway Fund. Gateway had over $7 billion in assets under management at December 31, 2009.

Both AlphaSimplex and Gateway are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management as of December 31, 2009.

The aggregate advisory and subadvisory fees (after reductions) paid by ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund during the fiscal year ended December 31, 2009 as a percentage of each Fund’s average daily net assets were 0% and 0.64%, respectively.

The aggregate advisory fee paid by Gateway Fund during the fiscal year ended December 31, 2009 as a percentage of the Fund’s average daily net assets was 0.64% (after reduction).

Subadviser

Reich & Tang, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund. Reich & Tang is a limited liability company with 100% of its membership interest owned by Natixis US. Reich & Tang’s origins date back to 1970, and as of December 31, 2009, it is the investment manager, adviser or subadviser with respect to assets in excess of $16.4 billion.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory and sub-advisory contracts is available in the semiannual report for the six months ended June 30, 2009 for the Gateway Fund and the annual report for the twelve months ended December 31, 2009 for the ASG Global Alternatives Fund, and will be available in the semi-annual report for the six months ended June 30, 2010 for the ASG Diversifying Strategies Fund.

Portfolio Trades

In placing portfolio trades, the Advisers and Subadviser may use brokerage firms that market each Fund’s shares or are affiliated with Natixis US and the Advisers. In placing trades, the Advisers and Subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or its affiliates (“Central Funds”). The Central Funds currently include the Money Market Fund and Daily Income Fund. Daily Income Fund is advised by Reich & Tang, and the Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors, Reich & Tang and AlphaSimplex are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

29

MANAGEMENT TEAM

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility (the “Credit Facility”). In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., Absolute Asia Asset Management Limited, AEW Capital Management, L.P., AlphaSimplex, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Harris Associates L.P., Hansberger Global Investors, Inc. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below.

AlphaSimplex

Andrew W. Lo - Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies Fund since August 2009. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Jeremiah H. Chafkin - Mr. Chafkin has served as President of AlphaSimplex since 2007. He is also a member of AlphaSimplex’s Investment Committee and Risk Committee. Mr. Chafkin has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies since August 2009. From 2006 until November 2007, Mr. Chafkin was President and Chief Executive Officer of the U.S. division of Natixis Global Asset Management. Mr. Chafkin served as president of Charles Schwab Investment Management from 1999 until 2002. From 1999 until 2006, Mr. Chafkin was an Executive Vice President at Charles Schwab. Mr. Chafkin headed investment advice and research for Charles Schwab from 2002 until 2006.

Peter A. Lee - Mr. Lee joined AlphaSimplex in 2007 and currently serves as Research Scientist for hedge fund beta replication products. Mr. Lee has served as co-portfolio manager of the ASG Global Alternatives Fund since May 2010. Mr. Lee received an AB in Applied Mathematics with a secondary field in Economics from Harvard University in 2007.

Philippe P. Lüdi - Dr. Lüdi joined AlphaSimplex in 2006 and currently serves as Vice President, focusing on Global Macro and Global Tactical Asset Allocation strategies. Dr. Lüdi has served as co-portfolio manager of the ASG Diversifying Strategies Fund since May 2010. Dr. Lüdi received the equivalents of a BA and an MA in Molecular and Computational Biology from the University of Basel in 2000, followed by an MS in Statistics in 2002 and a PhD in Bioinformatics in 2006, both from Duke University.

Gateway

J. Patrick Rogers - Mr. Rogers joined Gateway Investment Advisers, Inc., general partner of Gateway Investment Advisers, L.P., the predecessor to the Adviser (the “Predecessor Adviser”), in 1989 and has been its chief executive officer since 2006, its president and a member of its board of directors since 1995, and its chief investment officer from 1995 through 2005. He has been the co-portfolio manager for the Fund since December 2006. Mr. Rogers was previously portfolio manager from 1997 to December 2006 and prior to that co-portfolio manager from 1994. Mr. Rogers received a BBA from the University of Notre Dame in 1986 and an MBA from Xavier University in 1994. Mr. Rogers was the president of The Gateway Trust, the predecessor to the current Gateway Trust (the “Predecessor Trust”), from January 1997 and a trustee of the Predecessor Trust from December 1998.

Paul R. Stewart - Mr. Stewart joined the Predecessor Adviser in 1995. He served as treasurer of the Predecessor Trust through 1999 and as chief financial officer of the Predecessor Adviser through 2003. He became a senior vice president of the Predecessor Adviser and began working in the area of portfolio management in 2000. Mr. Stewart was appointed chief investment officer of the Predecessor Adviser in January 2006. He served as co-portfolio manager of the Fund since December 2006. Mr. Stewart received a BBA from Ohio University in 1988.

30

MANAGEMENT TEAM

Michael T. Buckius - Mr. Buckius joined the Predecessor Adviser in 1999 and holds the positions of senior vice president and portfolio manager. He has been a co-portfolio manager of the Fund since June 2008 and serves as co-portfolio manager of three funds sub-advised by the Adviser. Mr. Buckius holds a B.A. and M.B.A. in Finance from Loyola College in Baltimore.

Reich & Tang

Robert S. Rickard - Mr. Rickard is a Senior Vice President of Reich & Tang, and head of Portfolio Management and Trading for the Reich & Tang Funds division, which specializes in cash management strategies. Mr. Rickard has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies Fund since August 2009. Mr. Rickard has focused on the management of short-term assets since joining Reich & Tang’s investment staff in 1992. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College.

Please see the Funds’ SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Fund Services

Investing in the Funds

Choosing a Share Class

Each Fund offers Class A and Class C shares to the public. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

Class A Shares

•	You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section “How Sales Charges Are Calculated.”

•

You pay lower annual expenses than Class C shares, giving you the potential for higher returns per share. However, where front-end sales charges are applicable, returns are earned on a smaller amount of your investment.

•	You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

Class C Shares

•	You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

•	You pay higher annual expenses than Class A shares.

•	You may pay a sales charge on redemptions if you sell your Class C shares within one year of purchase.

•

Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.

For information about a Fund’s expenses, see the section “Fund Fees & Expenses” in the Fund Summary.

Certificates

Certificates will not be issued for any class of shares.

How Sales Charges Are Calculated

Class A Shares

The price that you pay when you buy Class A shares (the “offering price”) is their NAV plus a sales charge (sometimes called a “front-end sales charge”) which varies depending upon the size of your purchase:

31

FUND SERVICES

	Class A Sales Charges**
Your Investment	As a % of offering price	As a % of your investment
Less than $ 50,000	5.75%	6.10%
$ 50,000 – $ 99,999	4.50%	4.71%
$ 100,000 – $249,999	3.50%	3.63%
$ 250,000 – $499,999	2.50%	2.56%
$ 500,000 – $999,999	2.00%	2.04%
$1,000,000 or more*	0.00%	0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

*	For purchases of Class A shares of the Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section “How the CDSC is Applied to Your Shares.”
**	Not imposed on shares that are purchased with reinvested dividends or other distributions.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper “breakpoint” discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints of the Fund. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members’ and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Funds’ website at www.funds.natixis.com (click on “Sales Charges” at the bottom of the home page) or in the Funds’ SAI.

Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

•

Letter of Intent — By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $50,000 or more within 13 months. Purchases of Class C shares may be used toward meeting the Letter of Intent.

•

Cumulative Purchase Discount — You may be entitled to a reduced sales charge if your “total investment” reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.

•	Combining Accounts — This allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.

Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

Certain Retirement Plan Accounts: The Distributor may, at its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. Savings Incentive Match Plan for Employees (“SIMPLE IRA”) contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.

Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:

•	Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

•	Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

32

FUND SERVICES

•

Fund trustees, former trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

•	Participants in certain retirement plans with at least $1 million or more in total plan assets or with at least 100 eligible employees;

•	Non-discretionary and non-retirement accounts of bank trust departments or trust companies, but only if they principally engage in banking or trust activities;

•	Clients of an adviser or subadviser to any Natixis Fund (including the Money Market Fund) with investments of $25,000 or more in the Natixis Funds; and

•	Clients of Natixis Advisors that invest in a Natixis Fund that does not offer Class Y shares.

In order to receive Class A shares without a front-end sales charge or a CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares

You may apply proceeds from redeeming Class A shares of a Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for U.S. federal income tax purposes, a redemption generally is treated as a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.

If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

Class C Shares

The offering price of Class C shares is their NAV without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).

Class C Contingent Deferred Sales Charges
Year Since Purchase	CDSC on Shares Being Sold
1st	1.00%
Thereafter	0.00%

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and the CDSC.

How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The CDSC:

•	is calculated based on the number of shares you are selling;

•	is based on either your original purchase price or the current NAV of the shares being sold, whichever is lower;

•	is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and

•	applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:

•	increases in NAV above the purchase price; or

33

FUND SERVICES

•	shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

Because distribution and service (12b-1) fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and service fees.

Exchanges into Shares of the Money Market Fund

If you exchange Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class C shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.

Compensation to Securities Dealers

As part of their business strategies, the Funds pay securities dealers and other financial institutions (collectively, “dealers”) that sell their shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section “How Sales Charges Are Calculated” and dealer commissions are disclosed in the Funds’ SAI. Each class of Fund shares offered in this Prospectus pays an annual service fee of 0.25% of its average daily net assets. Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis, but may be paid on other schedules. The SAI includes additional information about the payment of some or all of such fees to dealers. Because these distribution fees and service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees for Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge and service fees on Class A shares. In addition, each Fund may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing (“recordkeeping and processing-related services”). The actual payments, and the services provided, vary from firm to firm. These fees are paid by each Fund in light of the fact that other costs may be avoided by each Fund where the intermediary, not each Fund’s service provider, provides services to Fund shareholders.

The Distributor, the Funds’ advisers and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares. These payments may be in addition to payments made by each Fund for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

34

FUND SERVICES

2.	Determine how much you wish to invest. See the chart showing the investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

•

The Distributor, at its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds’ prototype document.

•	The Fund is not available to new SIMPLE IRAs.

3.	Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds’ investment programs, refer to the section “Additional Investor Services” in this Prospectus.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

Each Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances for this purpose and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts using a Natixis Funds’ prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

Each Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. The valuation of account balances for this purpose and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as accounts associated with wrap-fee programs or defined contribution plans are excepted from the liquidation. However, each Fund reserves the right to liquidate any account with a balance of $1.00 or less. The determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund.

It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation may be liquidated rather than assessed a fee if the account balance falls below such minimum and that directly registered accounts may be assessed a fee rather than be liquidated.

Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

Natixis Funds Personal Access Line®

800-225-5478, press 1

Natixis Funds Website

www.funds.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online (certain restrictions may apply). Using these customer service options, you may:

•	purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

•	review your account balance, recent transactions, Fund prices and recent performance;

•	order duplicate account statements; and

•	obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

35

FUND SERVICES

Buying Shares

Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account	Adding to an Account

Through Your Investment Dealer	• Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail

•  Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.

•  Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.

•  Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

•  Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party, “starter” and credit card convenience checks will not be accepted.

•  Complete the investment slip from an account statement or include a letter specifying the Fund name, class of shares, account number and the registered account name(s).

•  Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to 1) obtain a current prospectus for the Fund into which you are exchanging and 2) request an exchange.	• Call your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to request an exchange.

By Wire	• Opening an account by wire is not available.

•  Visit www.funds.natixis.com to add shares to your account by wire. Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

•  Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	• Although you cannot open an account through ACH, you may add this feature by selecting it on your account application. • Ask your bank or credit union whether it is a member of the ACH system.

•  Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com to add shares to your account through ACH.

•  If you have not signed up for the ACH system, please call Natixis Funds or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•  Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

36

FUND SERVICES

	Opening an Account	Adding to an Account
Automatic Investing Through Investment Builder

•  Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.

•  Ask your bank or credit union whether it is a member of the ACH system.

•  If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•  See the section “Additional Investor Services.”

•  Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check, through ACH or Investment Builder may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Through Your Investment Dealer	• Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail

•  Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

•  The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

•  Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

•  Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)

•  Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.

•  Call Natixis Funds or visit www.funds.natixis.com to request an exchange.

By Wire

•  Complete the “Bank Information” section on your account application.

•  Call Natixis Funds at 800-225-5478, visit www.funds.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

•  Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions.” A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

37

FUND SERVICES

Through ACH

•  Ask your bank or credit union whether it is a member of the ACH system.

•  Complete the “Bank Information” section on your account application.

•  If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required.

•  Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

•  Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone

•  Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)

•  Call Natixis Funds at 800-225-5478 or your financial representative for more information.

•  Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections “Buying Shares” and “Selling Shares”) subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC for Class C Shares will stop and will resume only when an exchange into an applicable fund occurs. The exchange must be for at least the minimum to open an account (or the total NAV of your account, whichever is less), or, once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section “Additional Investor Services”). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time.

38

FUND SERVICES

Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

Accounts participating in wrap-fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap-fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Due to operational limitations at your financial intermediary, your ability to exchange Class A shares of a fund for Class Y shares of the same fund may be limited. Please consult your financial representative for more information.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, at its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

39

FUND SERVICES

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation

Each Fund may suspend the right of redemption or postpone payment for more than 7 days:

•  When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

•  During an emergency as permitted by the SEC.

•  During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	• With a notice of a dispute between registered owners or death of a registered owner. • With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	• When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	• When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

40

FUND SERVICES

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A Fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.” Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated prices furnished to a Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

•

Options — domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations. Under normal market conditions, the Funds will generally consider the value of domestic exchange-traded index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the Funds’ valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Funds will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Gateway Fund will fair value index options using the closing rotation values published by the CBOE.

•

Futures — Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Fund’s Board of Trustees.

•	Forward foreign currency contracts — interpolated prices determined based on information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). Each Fund may also value securities at fair value or estimate their values pursuant

41

FUND SERVICES

to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. The Funds expect to distribute all or substantially all of their net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of a distributing Fund at NAV, unless you select one of the following alternatives:

•

Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section “Additional Investor Services.”

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service (“IRS”). Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any foreign, state or local tax consequences.

The Funds intend to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify each year for treatment as a “regulated investment company” and thus do not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

42

FUND SERVICES

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions may to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed. Fund distributions are taxable whether shareholders receive them in cash or in additional shares.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund will advise shareholders annually of the proportion of its dividends that are derived from such interest.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable, although distribution by retirement plans to their participants may be taxable. Special rules apply to investments through such retirement plans. If your invest is through such a plan, you should consult your tax adivser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains are generally taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments. Investments by a Fund in certain debt obligations, mortgage-backed securities, asset-backed securities, REITs and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

Each Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Each Fund generally does not expect that its shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Fund. In addition, each Fund’s investments in certain foreign securities or in foreign currencies may be subject to special tax rules that have the effect of accelerating or increasing the recognition of income by the Fund, which may in turn affect the timing or amount of the Fund’s distributions to shareholders.

A Fund’s ability to invest directly in commodities and commodities-related investments is limited by the requirement that at least 90 percent of a regulated investment company’s income must consist of certain types of “qualifying income.” Accordingly, each of the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund intends to invest in a wholly-owned Cayman Islands subsidiary that will in turn make such investments. The ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund have each obtained a private letter ruling from the IRS to the effect that income of its subsidiary that is attributed to the Fund will be qualifying income.

Backup Withholding. The Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of an investment in a Fund. You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs and other pension and profit sharing plans. Refer to the section “It’s Easy to Open an Account” for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds’ automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $100 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section “Buying Shares.”

43

FUND SERVICES

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund’s NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section “Exchanging Shares” above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section “Selling Shares.”

Natixis Funds Personal Access Line®

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information shown for periods prior to February 15, 2008 for Class A shares of the Gateway Fund is that of the Gateway Fund’s predecessor fund (the “Predecessor Fund”), which reorganized into the Gateway Fund in February 2008. The information shown below for periods prior to January 1, 2008 was audited by another independent registered public accounting firm whose report dated February 11, 2008 expressed an unqualified opinion on that information. The information shown for periods after December 31, 2007 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

44

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%)(d)(e)	Gross expenses, excluding interest expense (%)(e)	Net expenses, including interest expense (%)(d)(e)	Gross expenses, including interest expense (%)(e)	Net investment income (loss) (%)(e)	Portfolio turnover rate(%)(f)
ASG DIVERSIFYING STRATEGIES FUND
Class A
12/31/2009(g)	$10.00	$(0.07)	$0.80	$0.73	$(0.10)	$(0.44)	$(0.54)	$10.19	7.26	$2,887	1.70	4.87	1.71	4.88	(1.48)	—
Class C
12/31/2009(g)	10.00	(0.10)	0.79	0.69	(0.09)	(0.44)	(0.53)	10.16	6.90	131	2.45	5.75	2.47	5.76	(2.23)	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been reduced during the period total returns would have been lower.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(g)	For the period August 3, 2009 (inception) through December 31, 2009.

45

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses, excluding interest expense (%)(d)(e)	Gross expenses, excluding interest expense (%)(e)	Net expenses, including interest expense (%)(d)(e)	Gross expenses, including interest expense (%)(e)	Net investment income (loss) (%)(e)	Portfolio turnover rate(%)(f)
ASG GLOBAL ALTERNATIVES FUND
Class A
12/31/2009	$9.69	$(0.14)	$1.01	$0.87	$(0.12)	$(0.05)	$(0.17)	$10.39	8.95	$82,160	1.60	1.92	1.61	1.92	(1.33)	—
12/31/2008(g)	10.00	0.03	(0.30)	(0.27)	(0.04)	—	(0.04)	9.69	(2.73)	6	1.60	61.52	1.62	61.54	(1.36)	—
Class C
12/31/2009	9.70	(0.22)	1.01	0.79	(0.11)	(0.05)	(0.16)	10.33	8.09	22,367	2.35	2.64	2.36	2.65	(2.08)	—
12/31/2008(g)	10.00	0.02	(0.31)	(0.29)	(0.01)	—	(0.01)	9.70	(2.88)	1	2.35	62.35	2.39	62.38	0.62	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been reduced during the period total returns would have been lower.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(g)	For the period September 30, 2008 (inception) through December 31, 2008.

46

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:					Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of the period	Total return (%)(b)(c)	Net assets, end of the period (000’s)	Net expenses (%)(d)(e)	Gross expenses (%)(d)	Net investment income (%)(d)	Portfolio turnover rate(%)
GATEWAY FUND
Class A*
12/31/2009	$24.17	$0.49	$1.06	$1.55	$(0.47)	$(0.47)	$25.25	6.57	$2,784,865	0.94	1.05	2.05	11
12/31/2008	28.64	0.55	(4.49)	(3.94)	(0.53)	(0.53)	24.17	(13.92)	3,142,574	0.94	1.03	2.05	38
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	(0.54)	28.64	7.94	4,278,699	0.94	0.94	1.91	5
12/31/2006	25.00	0.48	2.04	2.52	(0.48)	(0.48)	27.04	10.14	3,329,940	0.95	0.95	1.92	9
12/31/2005	24.31	0.44	0.70	1.14	(0.45)	(0.45)	25.00	4.66	2,707,643	0.95	0.95	1.87	15
Class C
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	(0.30)	25.18	5.78	238,997	1.70	1.80	1.24	11
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	(0.43)	24.11	(11.74)	173,869	1.70	1.83	1.57	38

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of the Predecessor Fund in exchange for Class A shares of the Fund pursuant to a plan of reorganization. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

47

GLOSSARY OF TERMS

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

48

This page intentionally left blank.

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual report (when available), or their SAI, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds’ website at www.funds.natixis.com or call the Funds at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Investment Company Act File No. 811-00242	XA51-0510
Investment Company Act File No. 811-22099

Prospectus	May 1, 2010	Class Y

Class Y

ASG Diversifying Strategies Fund	DSFYX

ASG Global Alternatives Fund	GAFYX

Gateway Fund	GTEYX

The Securities and Exchange Commission has not approved or disapproved any Fund’s shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a crime.

Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 — 800-225-5478 — www.funds.natixis.com

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

FUND SUMMARY

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.25%
Distribution and/or service (12b-1) fees	0.00%
Other expenses (other expenses have been estimated for the current fiscal year)	0.96%
Total annual fund operating expenses	2.21%
Fee waiver and/or expense reimbursement[1]	0.74%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.47%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$150
3 years	$620

1	AlphaSimplex Group, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.45% of the Fund’s average daily net assets for Class Y shares, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Allocation and Correlation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure.

2

FUND SUMMARY

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

3

FUND SUMMARY

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

Because the Fund is new and has not completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus.

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since August 2009.

Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since August 2009.

Philippe P. Lüdi, Vice President of the Adviser, has served as co-portfolio manager of the Fund since May 2010.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since August 2009.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

4

FUND SUMMARY

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

FUND SUMMARY

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.15%
Distribution and/or service (12b-1) fees	0.00%
Other expenses (other expenses have been restated to reflect current expenses)	0.55%
Total annual fund operating expenses	1.70%
Fee waiver and/or expense reimbursement[1]	0.34%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.36%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$138
3 years	$503
5 years	$891
10 years	$1,980

1	AlphaSimplex Group, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.35% of the Fund’s average daily net assets for Class Y shares, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.35% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Due

6

FUND SUMMARY

to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

Investments, Risks and Performance

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund will not invest directly in hedge funds.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities (the “Money Market Portion”) managed by Reich & Tang Asset Management, LLC (the “Subadviser”), although the Fund may invest less than this percentage. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

The percentage limitations set forth in this Fund summary are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit/Counterparty Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

7

FUND SUMMARY

Commodity Risk: This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, currency fluctuations, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk: The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that does not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Currency Risk: Fluctuations in the exchange rates between the different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies and may invest in foreign currencies as an asset class.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit/counterparty risk, liquidity risk, allocation risk and correlation risk, the risk of difficulties in pricing and valuation risk and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser’s assessment of the prospects for a company’s growth is wrong, or if the adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Hedge Fund Risk: Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index Tracking/Error Risk: Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases.

Interest Rate Risk: Changes in interest rates may cause the value of the Fund’s investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. A period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment.

8

FUND SUMMARY

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Valuation Risk: This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Risk/Return Bar Chart and Table

The table shown below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for the one-year and life-of-fund periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Total Returns for Class Y

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year	Life of Fund (9/30/08)
ASG Global Alternatives Fund
Class Y – Return Before Taxes	9.10%	4.97%
Return After Taxes on Distributions	8.54%	4.42%
Return After Taxes on Distributions & Sales of Fund Shares	5.97%	3.93%
HFRI Fund of Funds Composite Index (Calculated from October 1, 2008)	11.15%	-0.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts.

9

FUND SUMMARY

Management

Investment Adviser

AlphaSimplex Group, LLC

Investment Subadviser

Reich & Tang Asset Management, LLC

Portfolio Managers

Andrew W. Lo, Chief Investment Strategist of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Jeremiah H. Chafkin, President of the Adviser, has served as co-portfolio manager of the Fund since September 2008.

Peter A. Lee, Research Scientist for hedge fund beta replication of the Adviser, has served as co-portfolio manager of the Fund since May 2010.

Robert S. Rickard, Senior Vice President and head of Portfolio Management and Trading of the Subadviser, has served as co-portfolio manager of the Fund since September 2008.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

10

FUND SUMMARY

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

FUND SUMMARY

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.65%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.13%
Total annual fund operating expenses	0.78%
Fee waiver and/or expense reimbursement[1]	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$72
3 years	$241
5 years	$425
10 years	$959

1	Gateway Investment Advisers, LLC (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70% of the Fund’s average daily net assets for Class Y shares, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s Adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 0.70% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

12

FUND SUMMARY

Investments, Risks and Performance

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The combination of the diversified stock portfolio, the cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund typically invests in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S.-exchange-listed common stocks, American Depositary Receipts (ADRs), and interests in real estate investment trusts (REITs).

From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents. As a temporary defensive measure, the Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income investments and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a portfolio consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will limit the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Correlation Risk: The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely effect the value of the Fund’s portfolio.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Options Risk: The value of the Fund’s positions in index options could fluctuate in response to changes in the value of the underlying index. Writing index call options can reduce the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.

13

FUND SUMMARY

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of equity market performance and a measure of the performance of investment-grade bonds. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478. The returns shown in the bar chart and the table for periods before February 19, 2008 are those of the Fund’s predecessor (the “Predecessor Fund”).

Total Returns for Class Y

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Gateway Fund Class Y - Return Before Taxes	6.83%	2.77%	2.96%
Return After Taxes on Distributions	6.47%	2.24%	2.38%
Return After Taxes on Distributions & Sales of Fund Shares	4.87%	2.13%	2.29%
S&P 500 Index	26.46%	0.42%	-0.95%
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.

14

FUND SUMMARY

Management

Investment Adviser

Gateway Investment Advisers, LLC

Portfolio Managers

J. Patrick Rogers, CFA, president and CEO of the Adviser, has served as co-portfolio manager of the Fund (including the Predecessor Fund) since December 2006. Mr. Rogers was previously portfolio manager from 1997 to December 2006 and prior to that co-portfolio manager from 1994.

Paul R. Stewart, CFA, senior vice president and chief investment officer of the Adviser, has served as co-portfolio manager of the Fund (including the Predecessor Fund) since December 2006.

Michael T. Buckius, CFA, senior vice president and portfolio manager of the Adviser, has served as co-portfolio manager of the Fund since June 2008.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Advisers or Natixis Distributors, L.P. (the “Distributor”). Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

15

FUND SUMMARY

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

INVESTMENT GOALS, STRATEGIES AND RISKS

More Information About the Funds

ASG Diversifying Strategies Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation. The secondary goal of the Fund is to achieve these returns while maintaining a low or negative correlation over time with the returns of major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. In selecting investments for the Fund, the Adviser uses multiple quantitative investment models and strategies (for example, relative value fixed income strategies and multi-market trend strategies) each of which has an absolute return objective. Each model and strategy may involve a broad range of market exposures. These models may include, for example, models that base investment decisions on fixed income spreads and models which seek to identify trends across various asset classes. The Adviser uses quantitative and qualitative judgments in the determination of weighting among the models and strategies. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time. The Fund may outperform the overall securities market during periods of flat or negative market performance and may underperform during periods of strong market performance. There can be no assurance that the Fund’s returns over time or during any period will be positive or that the Fund will outperform the overall security markets over time or during any particular period.

Under normal market conditions, the Adviser typically will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management. These market exposures, which are expected to change over time, may include, for example, exposures to the returns of equity and fixed income securities, currencies and commodities. The Adviser will scale the notional exposure of the Fund’s futures and currency forward positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio. The Adviser may also use exchange-traded futures contracts on broad U.S. or international equity indices to decrease any undesired correlation with the returns of the major equity indices. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund may invest in non-U.S. securities and instruments and securities and instruments traded outside the United States and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to support the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic

17

INVESTMENT GOALS, STRATEGIES AND RISKS

banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth in this prospectus are not investment restrictions and the Fund may exceed these limits from time to time. As a temporary defensive measure, the Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities and take other defensive positions as the Adviser deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goals.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Allocation and Correlation Risk

This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. This risk can be increased by the use of derivatives to increase allocations to various market exposures. This is because derivatives can create investment leverage, which will magnify the impact to the Fund of its investment in any underperforming market exposure. In addition, the Adviser’s judgment about the correlation of various market exposures to the returns of major equity indices (and to each other) may be incorrect, adversely affecting performance. This risk may be particularly acute during periods of market turmoil, when previously uncorrelated asset classes and market exposures often become more correlated. There is no guarantee that the Adviser will be successful in managing correlation with major equity indices, and, as a result, the Fund’s returns may be correlated with major equity indices to a greater extent than desired during any period and over time. Furthermore, because the Fund intends to maintain a low to negative correlation to the returns of major equity indices, during periods when returns in such markets increase, the Fund’s returns will not necessarily reflect the increase.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has

18

INVESTMENT GOALS, STRATEGIES AND RISKS

recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

19

INVESTMENT GOALS, STRATEGIES AND RISKS

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund. The Adviser’s judgments about the weightings among various models and strategies may be incorrect, adversely affecting performance.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

20

INVESTMENT GOALS, STRATEGIES AND RISKS

ASG Global Alternatives Fund

Investment Goal

The Fund pursues an absolute return strategy that seeks to provide capital appreciation consistent with the return and risk characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indices. The investment goals are non-fundamental and may be changed without shareholder approval. The Fund will provide 60 days’ prior notice to shareholders before changing the investment goals.

Principal Investment Strategies

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. Under normal market conditions, the Adviser typically will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices (including both broad- and narrow-based securities indices), currencies, commodities and other instruments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds.

The Fund seeks to generate absolute returns over time rather than track the performance of any particular index of hedge fund returns. In selecting investments for the Fund, the Adviser uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds. These market exposures may include, for example, exposures to the returns of stocks, fixed income securities (including U.S. and non-U.S. government securities), currencies and commodities. In estimating these market exposures, the Adviser analyzes the returns of hedge funds included in one or more commercially available databases selected by the Adviser (for example, the Lipper TASS hedge fund database), and seeks to use a variety of derivative instruments to capture such exposures in the aggregate while adding value through dynamic allocation among market exposures and volatility management. The Adviser will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments, and the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. When buying and selling securities and other instruments for the Fund, and in determining the amount of assets to be allocated to the Money Market Portion (as defined below), the Adviser will also consider the following factors: (i) the Fund’s obligations under its various derivative positions; (ii) redemption requests; (iii) yield management; (iv) credit management and (v) volatility management. The Fund will not invest directly in hedge funds. The Fund may invest in non-U.S. securities and instruments and securities, and instruments traded outside the United States, and expects to engage in non-U.S. currency transactions.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions. The notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market and other short-term, high quality securities managed by the Subadviser (the “Money Market Portion”), although the Fund may invest less than this percentage. The Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to finance the Fund’s investments in derivatives and similar instruments and, secondarily, to provide the Fund with incremental income. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value.

The Subadviser will only invest the assets of the Money Market Portion in high quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Subadviser will invest primarily in (i) short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (“U.S. Government Obligations”); (ii) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations and (vii) repurchase agreements.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodity-related derivatives through a wholly-owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments. Under normal market conditions, no more than 10% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to these transactions.

The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit) of issuers in such industry.

21

INVESTMENT GOALS, STRATEGIES AND RISKS

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. Due to the short-term nature of the Fund’s investment portfolio, the Fund does not calculate a portfolio turnover rate. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth in this prospectus are not investment restrictions and the Fund may exceed these limits from time to time.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund’s extensive use of derivative instruments, the Fund will be subject to many of the risks below indirectly through its derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent the Fund enters into a futures contract on an equity index, the Fund will be subject to “equity securities” risk.

Commodity Risk

This is the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentrated Investment Risk

The Fund is particularly vulnerable to events affecting companies in the financial services industry because the Fund concentrates its investments in securities and other obligations of issuers in such industry. Examples of risks affecting the financial services industry include changes in governmental regulation, issues relating to the availability and cost of capital, changes in interest rates and/or monetary policy and price competition. In addition, financial services companies are often more highly leveraged than other companies, making them inherently riskier. As a result, the Fund’s shares may rise and fall in value more rapidly and to a greater extent than shares of a fund that do not concentrate or focus in a particular industry or economic sector. The financial services industry has recently experienced high volatility and a number of issuer failures and the value of many of these securities has significantly declined. As a result, the risk associated with investing in the Fund may be increased as compared to a fund that does not concentrate in the financial services industry.

Credit/Counterparty Risk

Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

The Fund will be subject to credit risks with respect to the counterparties of its derivative transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies and between various foreign currencies may cause the value of the Fund’s investments to decline. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses.

Derivatives Risk

Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. Examples of derivatives include futures contracts, swaps and forward transactions. The Fund expects to make extensive use of derivative transactions, and anticipates that the majority of its returns will be attributable to its derivative transactions. Therefore, the

22

INVESTMENT GOALS, STRATEGIES AND RISKS

performance of the Fund will depend to a great extent on the success of the Adviser’s derivative strategies. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. The Fund’s use of derivatives involves other risks, such as the credit risk relating to the other party to a derivative contract, the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices and the risk of losing more than the initial margin required to initiate derivatives positions. In addition, although the Adviser will attempt to ensure that at all times the Fund has sufficient liquid assets to cover its obligations under its derivative contracts, these obligations will often be volatile and it is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in a stock’s value or periods of below-average performance in a given stock or industry or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests or interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities.

Foreign Securities Risk

This is the risk associated with investments in issuers located in foreign countries. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s non-U.S. investments to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts.

Hedge Fund Risk

Hedge funds are typically unregulated private investment pools available only to sophisticated investors. They are often illiquid and highly leveraged. Although the Fund will not invest directly in hedge funds, because the Fund’s investments are intended to provide exposure to the factors that drive hedge fund returns, an investment in the Fund will be subject to many of the same risks associated with an investment in a diversified portfolio of hedge funds. Therefore, the Fund’s performance may be lower than the returns of the broader stock market and the Fund’s net asset value may fluctuate substantially over time.

Index/Tracking Error Risk

Although the Fund does not seek to track any particular index, the Fund seeks to analyze the factors that drive hedge fund returns, as determined by reference to one or more indices. These indices may not provide an accurate representation of hedge fund returns generally, and the Adviser’s strategy may not successfully identify or be able to replicate factors that drive returns. There is a risk that hedge fund return data provided by third party hedge fund index providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. Even if an index does provide an accurate representation of hedge fund returns generally, the Fund’s performance may not match the returns of any such index during any period of time. For example, the Fund’s returns may differ from the returns of an index because of the inability of the Fund’s managers to replicate hedge fund returns (which are based on many different types of assets, including illiquid assets, that may not be available for investment by the Fund) using futures and forward contracts and because of differences in volatility between the Fund’s portfolio and the returns of the index. In addition, unlike an index, the Fund will be subject to a management fee and other Fund-level expenses. Therefore, the returns of the Fund may differ significantly from returns of hedge funds generally, or the returns of any particular index.

Interest Rate Risk

This is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund’s

23

INVESTMENT GOALS, STRATEGIES AND RISKS

investments to decline. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. A significant change in interest rates could cause the Fund’s share price (and the value of your investment) to change.

Issuer Risk

The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk

This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. Although the Adviser will seek to manage the Fund’s risk from the leverage associated with derivative investments by closely monitoring the volatility of such investments, the Adviser may not be successful in this respect.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, the market for money market and similar instruments may become illiquid, at certain times. At these times, it may be difficult to sell securities. Illiquid investments may also be difficult to value.

Management Risk

Management risk is the risk that the Adviser’s or Subadviser’s investment techniques could fail to achieve the Fund’s objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The Adviser and Subadviser will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the Adviser or Subadviser expect may appreciate in value may, in fact, decline. Similarly, in some cases derivative and other investment techniques may be unavailable or the Adviser or Subadviser may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market Risk

This is the risk that the value of the Fund’s investments will change as financial markets fluctuate and that prices overall may decline. The value of a company’s securities may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services. A security’s value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. In addition, the value of the Fund’s derivative investments may fall even when the value of the securities markets is rising. The value of a company’s securities also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates.

Valuation Risk

This is the risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

24

INVESTMENT GOAL, STRATEGIES AND RISKS

Gateway Fund

Investment Goal

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. The Fund’s investment objective is non-fundamental, which means that it may be changed without shareholder approval. The Fund will provide 60 days’ prior written notice to shareholders before changing the investment goal.

Principal Investment Strategies

Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations. Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, ADRs, which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in REITs.

The Fund not only strives for the majority of the returns associated with equity market investments, but also returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s historical volatility has been closer to intermediate-to long-term fixed income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed income and “hybrid investments” (blends of equity and short-term fixed income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. The Fund intends that its index option-based risk management strategy will reduce the volatility inherent in equities while sacrificing less of the higher equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.

The Fund’s investment strategies are described in more detail below.

Purchasing Stocks

The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option-based risk management strategy as efficiently as possible while seeking to enhance the Fund’s total return. The Adviser uses a multi-factor quantitative model to construct the stock portfolio. The model evaluates approximately 9,000 equity securities to construct a portfolio of U.S.-exchange-traded equities that meets criteria and constraints established by the Adviser. Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indexes underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. The Adviser expects the portfolio to generally represent the broad U.S. equity market.

Writing Index Call Options

The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio. As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.

25

INVESTMENT GOAL, STRATEGIES AND RISKS

Purchasing Index Put Options

The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price. The Fund may not spend at any time more than 5% of its assets to purchase index put options.

Other Investments

The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may also invest in other investment companies, including money market funds, to the extent permitted by the the 1940 Act. The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Temporary Defensive Measure

As a temporary defensive measure, the Fund may purchase U.S. government securities, certificates of deposit, commercial paper, bankers’ acceptance, and/or repurchase agreements or hold cash (U.S. Dollars, foreign currencies or multinational currency units) for temporary defensive purposes in response to adverse market, economic or political conditions, or, under normal circumstances, for purposes of liquidity. These investments may prevent the Fund from achieving its investment objective.

Principal Investment Risks

The Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Fund are described in the Fund Summary under “Principal Investment Risks.” The Fund does not represent a complete investment program. In addition to the risks found in the Fund Summary, the following is a list of risks to which the Fund may be subject because of its investments in various types of securities or engagement in various practices.

Correlation Risk

The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the index underlying its option positions.

Equity Securities Risk

You may lose money on your investment due to unpredictable drops in the value of a security or periods of below-average performance in a given stock or the stock market as a whole. The value of the Fund’s investments in equity securities is subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely effect the value of the Fund’s portfolio. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Growth stocks may underperform value stocks during any given period. Value stocks present the risk that their lower valuations fairly reflect their business prospects or that other investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities.

Foreign Securities Risk

The Fund may invest in foreign securities traded in U.S. markets, including through ADRs. Foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and limited liquidity. Political, economic and information risks are also associated with foreign securities. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. The Fund’s investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund’s yield on those securities would be decreased. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets. These risks also apply to securities of foreign issuers traded in the United States or through depository receipt programs such as American Depository Receipts.

Management Risk

The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

26

INVESTMENT GOAL, STRATEGIES AND RISKS

Market Risk

The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Options Risk

The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

REITs Risk

The real estate industry is particularly sensitive to economic downturns. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or the securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and also on the ability of the REITs’ managers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Additional Information Regarding the Fund’s Predecessor

The Fund acquired the assets and liabilities of the Predecessor Fund in a reorganization (the “Reorganization”) on February 19, 2008. The returns shown for periods prior to February 15, 2008 in the Risk/Return Bar Chart and Table in the Fund summary reflect the performance of the Predecessor Fund. Shareholders of the Predecessor Fund received Class A shares of the Fund in the Reorganization, which are offered in a separate prospectus. The Fund’s Class Y shares were not outstanding prior to the Reorganization. Although the Predecessor Fund’s shares and the Fund’s Class Y shares would have had substantially similar annual returns because the shares would have been invested in the same portfolio of securities, returns for Class Y shares would have been different to the extent their respective expenses differ. Performance for periods after the Reorganization reflects actual Class Y performance.

27

More About Risk

Each Fund has principal investment strategies that come with inherent risks. The following is a list of non-principal risks to which each Fund may be subject because of its investments in various types of securities or engagement in various practices.

Commodity Subsidiary Risk (ASG Funds only)

The risk associated with investing in a wholly-owned commodity subsidiary organized under the laws of a non-U.S. jurisdiction, such as the commodity subsidiaries in which the ASG Funds invest, which will indirectly expose each such Fund to the risks associated with its subsidiary’s investments. Each commodity subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”), and unless otherwise noted, is not subject to all of the investor protections of the 1940 Act. However, each commodity subsidiary is wholly-owned and controlled by its respective Fund and therefore, it is unlikely that a commodity subsidiary will take action contrary to the interests of the Fund or its shareholders. In monitoring compliance with its investment restrictions, each of the ASG Funds will consider the assets of its commodity subsidiary to be assets of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which each such Fund and its commodity subsidiary, respectively, are organized, could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the commodity subsidiaries. If Cayman Islands law changes such that a commodity subsidiary is required to pay Cayman Islands taxes, a Fund’s shareholders may suffer decreased investment returns.

Emerging Markets Risk

The risk associated with investing in companies traded in developing securities markets, which may be smaller and have shorter operating histories than companies in developed markets. Emerging markets involve risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time (the opposite of inflation). Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Information Risk

The risk that key information about a security or other instrument is inaccurate or unavailable.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Investment in derivatives may be especially illiquid when compared to other securities, especially during periods of market stress. Similarly, at certain times, the market for money market and similar instruments may become illiquid.

Mortgage-Related and Asset-Backed Securities Risk (ASG Funds only)

Mortgage-related securities, such as Government National Mortgage Association certificates or securities issued by the Federal National Mortgage Association, differ from traditional fixed-income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will generally decrease in value as a result of increases in interest rates, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

28

MANAGEMENT TEAM

The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Opportunity Risk

The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Political Risk

The risk of losses directly attributable to government or political actions.

Repurchase Agreement Risk

Under a repurchase agreement, a fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate of interest unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on its cash at minimal market risk. There is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including possible declines in the value of the underlying security, possible reduced levels of income, inability to enforce rights and expenses involved in attempted enforcement. Repurchase agreements maturing in more than seven days may be considered illiquid securities.

U.S. Government Securities Risk

Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government. Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Valuation Risk

The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

Percentage Investment Limitations. Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in each Fund’s SAI.

A “snapshot” of each Fund’s investments may be found in its annual and semiannual reports. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 7 days for the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund and 30 days for the Gateway Fund, is available on the Funds’ website www.funds.natixis.com/holdings. These holdings will remain accessible on the website until each Fund files its Form N-CSR or Form N-Q with the Securities and Exchange Commission (the “SEC”) for the period that includes the date of the information.

Meet the Funds’ Investment Advisers and Subadviser

The Natixis Funds family currently includes 24 mutual funds. The Natixis Funds family had combined assets of $32.1 billion as of December 31, 2009. Natixis Funds are distributed through Natixis Distributors, L.P. (the “Distributor”).

29

MANAGEMENT TEAM

Advisers

AlphaSimplex Group, LLC (“AlphaSimplex”), located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as the adviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund. AlphaSimplex was founded in 1999 and as of December 31, 2009, it serves as investment adviser or subadviser with respect to assets of $668 million (including notional assets covered by overlay strategies).

Gateway Investment Advisers, LLC (“Gateway”), located at 312 Walnut St., 35th Floor, Cincinnati, OH 45202-9834, serves as investment adviser to the Gateway Fund. Gateway had over $7 billion in assets under management at December 31, 2009.

Both AlphaSimplex and Gateway are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France. Natixis US has 15 principal subsidiary or affiliated asset management firms that collectively had over $264.9 billion in assets under management as of December 31, 2009.

The aggregate advisory and subadvisory fees (after reductions) paid by ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund during the fiscal year ended December 31, 2009 as a percentage of each Fund’s average daily net assets were 0% and 0.64%, respectively.

The aggregate advisory fee paid by Gateway Fund during the fiscal year ended December 31, 2009 as a percentage of the Fund’s average daily net assets was 0.64% (after reduction).

Subadviser

Reich & Tang, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser to the ASG Diversifying Strategies Fund and the ASG Global Alternatives Fund. Reich & Tang is a limited liability company with 100% of its membership interest owned by Natixis US. Reich & Tang’s origins date back to 1970, and as of December 31, 2009, it is the investment manager, adviser or subadviser with respect to assets in excess of $16.4 billion.

A discussion of the factors considered by the Funds’ Board of Trustees in approving the Funds’ investment advisory and sub-advisory contracts is available in the semiannual report for the six months ended June 30, 2009 for the Gateway Fund and the annual report for the twelve months ended December 31, 2009 for the ASG Global Alternatives Fund, and will be available in the semi-annual report for the six months ended June 30, 2010 for the ASG Diversifying Strategies Fund.

Portfolio Trades

In placing portfolio trades, the Advisers and Subadviser may use brokerage firms that market each Fund’s shares or are affiliated with Natixis US and the Advisers. In placing trades, the Advisers and Subadviser will seek to obtain the best combination of price and execution, which involves a number of subjective factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, each Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) or its affiliates (“Central Funds”). The Central Funds currently include the Money Market Fund and Daily Income Fund. Daily Income Fund is advised by Reich & Tang, and the Money Market Fund is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors, Reich & Tang and AlphaSimplex are each subsidiaries of Natixis US, the Fund and the Central Funds may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Fund may also make investments in related investment companies to the extent permitted by SEC regulation.

Pursuant to such exemptive relief, the Funds may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility (the “Credit Facility”). In addition to the Funds and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., Absolute Asia Asset Management Limited, AEW Capital Management, L.P., AlphaSimplex, BlackRock Investment Management, LLC (“BlackRock”), Gateway Investment Advisers, LLC, Harris Associates L.P., Hansberger Global

30

MANAGEMENT TEAM

Investors, Inc. and Vaughan Nelson Investment Management, L.P. Each of these advisers and subadvisers (except for BlackRock) are subsidiaries of Natixis US and are thus “affiliated persons” under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Funds, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a “group of investment companies” under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Funds may engage in the transactions described above without further notice to shareholders. The Funds may also make investments in related investment companies to the extent permitted by SEC regulation.

Meet the Funds’ Portfolio Managers

The following persons have had primary responsibility for the day-to-day management of each indicated Fund’s portfolio since the date stated below.

AlphaSimplex

Andrew W. Lo - Dr. Lo founded AlphaSimplex in 1999 and currently serves as the firm’s Chief Investment Strategist. He is also Chairman of AlphaSimplex’s Investment Committee and a member of AlphaSimplex’s Risk Committee. Dr. Lo has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies Fund since August 2009. Dr. Lo is the Harris & Harris Group Professor at Massachusetts Institute of Technology (“MIT”) and Director of MIT’s Laboratory for Financial Engineering.

Jeremiah H. Chafkin - Mr. Chafkin has served as President of AlphaSimplex since 2007. He is also a member of AlphaSimplex’s Investment Committee and Risk Committee. Mr. Chafkin has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies since August 2009. From 2006 until November 2007, Mr. Chafkin was President and Chief Executive Officer of the U.S. division of Natixis Global Asset Management. Mr. Chafkin served as president of Charles Schwab Investment Management from 1999 until 2002. From 1999 until 2006, Mr. Chafkin was an Executive Vice President at Charles Schwab. Mr. Chafkin headed investment advice and research for Charles Schwab from 2002 until 2006.

Peter A. Lee - Mr. Lee joined AlphaSimplex in 2007 and currently serves as Research Scientist for hedge fund beta replication products. Mr. Lee has served as co-portfolio manager of the ASG Global Alternatives Fund since May 2010. Mr. Lee received an AB in Applied Mathematics with a secondary field in Economics from Harvard University in 2007.

Philippe P. Lüdi - Dr. Lüdi joined AlphaSimplex in 2006 and currently serves as Vice President, focusing on Global Macro and Global Tactical Asset Allocation strategies. Dr. Lüdi has served as co-portfolio manager of the ASG Diversifying Strategies Fund since May 2010. Dr. Lüdi received the equivalents of a BA and an MA in Molecular and Computational Biology from the University of Basel in 2000, followed by an MS in Statistics in 2002 and a PhD in Bioinformatics in 2006, both from Duke University.

Gateway

J. Patrick Rogers - Mr. Rogers joined Gateway Investment Advisers, Inc., general partner of Gateway Investment Advisers, L.P., the predecessor to the Adviser (the “Predecessor Adviser”), in 1989 and has been its chief executive officer since 2006, its president and a member of its board of directors since 1995, and its chief investment officer from 1995 through 2005. He has been the co-portfolio manager for the Fund since December 2006. Mr. Rogers was previously portfolio manager from 1997 to December 2006 and prior to that co-portfolio manager from 1994. Mr. Rogers received a BBA from the University of Notre Dame in 1986 and an MBA from Xavier University in 1994. Mr. Rogers was the president of The Gateway Trust, the predecessor to the current Gateway Trust (the “Predecessor Trust”), from January 1997 and a trustee of the Predecessor Trust from December 1998.

Paul R. Stewart - Mr. Stewart joined the Predecessor Adviser in 1995. He served as treasurer of the Predecessor Trust through 1999 and as chief financial officer of the Predecessor Adviser through 2003. He became a senior vice president of the Predecessor Adviser and began working in the area of portfolio management in 2000. Mr. Stewart was appointed chief investment officer of the Predecessor Adviser in January 2006. He served as co-portfolio manager of the Fund since December 2006. Mr. Stewart received a BBA from Ohio University in 1988.

Michael T. Buckius - Mr. Buckius joined the Predecessor Adviser in 1999 and holds the positions of senior vice president and portfolio manager. He has been a co-portfolio manager of the Fund since June 2008 and serves as co-portfolio manager of three funds sub-advised by the Adviser. Mr. Buckius holds a B.A. and M.B.A. in Finance from Loyola College in Baltimore.

31

MANAGEMENT TEAM

Reich & Tang

Robert S. Rickard - Mr. Rickard is a Senior Vice President of Reich & Tang, and head of Portfolio Management and Trading for the Reich & Tang Funds division, which specializes in cash management strategies. Mr. Rickard has been a co-portfolio manager of the ASG Global Alternatives Fund since September 2008 and the ASG Diversifying Strategies Fund since August 2009. Mr. Rickard has focused on the management of short-term assets since joining Reich & Tang’s investment staff in 1992. Mr. Rickard holds a Master of Business Administration degree in Finance from Pace University and a Bachelor of Science in Accounting from Siena College.

Please see the Funds’ SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Fund Services

Investing in the Funds

Compensation to Securities Dealers

The Funds may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing (“recordkeeping and processing-related services”). The actual payments, and the services provided, vary from firm to firm. These fees are paid by the Funds in light of the fact that other costs may be avoided by the Funds where the intermediary, not the Funds’ service providers, provides services to Fund shareholders.

The Distributor, the Funds’ advisers and their affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Fund, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer’s or intermediary’s clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares. These payments may be in addition to payments made by the Funds for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries.

It’s Easy to Open an Account

To Open an Account with Natixis Funds:

1.	Read this Prospectus carefully. Each Fund is generally available for purchase in the U.S., Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.	Determine how much you wish to invest. See the information regarding investment minimums for various types of accounts in the section “Purchase and Sale of Fund Shares.”

3.	You should contact Natixis Funds at 800-225-5478 for an application or if you have any questions about purchasing Fund shares.

4.	Use the sections of this Prospectus that follow as your guide for purchasing shares.

32

FUND SERVICES

Certificates

Certificates will not be issued for any class of shares.

Buying Shares

Except to the extent otherwise permitted by the Distributor, the Funds will only accept investments from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

	Opening an Account		Adding to an Account

Through Your Investment Dealer	•	Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or service fee in connection with the purchase of Fund shares.

By Mail	•	Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.	•	Make out a check in U.S. dollars for the investment amount, payable to “Natixis Funds.” Third party checks, “starter” checks and credit card convenience checks will not be accepted.

	•	Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address, 330 West 9th Street, Kansas City, MO 64105-1514.	•	Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

	•	Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”	•	Shares purchased by check are redeemable although the Fund may withhold payment until the purchase check has cleared. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	•	Call your investment dealer or Natixis Funds at 800-225-5478 to obtain a current prospectus for the Fund into which you are exchanging.	•	Call your investment dealer or Natixis Funds at 800-225-5478 to request an exchange.
	•	Call Natixis Funds to request an exchange.

By Wire	•	Opening an account by wire is not available.	•	Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA #011000028, and DDA #99011538.

			•	Specify the Fund name, your class of shares, your account number and the registered account name(s). Your bank may charge you for such a transfer.

Through Automated Clearing House (“ACH”)	•	Although you cannot open an account through ACH, you may add this feature by selecting it on your account application.	•	Call Natixis Funds at 800-225-5478 to add shares to your account through ACH.

	•	Ask your bank or credit union whether it is a member of the ACH system.	•	If you have not signed up for the ACH system, please call Natixis Funds (or visit www.funds.natixis.com) for a Service Options Form. A medallion signature guarantee may be required.

			•	Shares purchased through ACH may not be available immediately for redemption. See the section “Selling Restrictions.”

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section “Restrictions on Buying, Selling and Exchanging Shares.” Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

33

FUND SERVICES

Through Your Investment Dealer	•	Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.

By Mail	•	Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section “Selling Shares in Writing.”

	•	The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

	•	Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

	•	Your proceeds will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the section “Selling Restrictions.”

By Exchange (See the section “Exchanging Shares” for more details.)	•	Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit www.funds.natixis.com.
	•	Call Natixis Funds to request an exchange.

By Wire	•	Complete the “Bank Information” section on your account application.

	•	Call Natixis Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

	•	Proceeds will generally be wired on the next business day, although it may take longer. See the section “Selling Restrictions”. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.

Through ACH	•	Ask your bank or credit union whether it is a member of the ACH system.

	•	Complete the “Bank Information” section on your account application.

	•	If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

	•	Call Natixis Funds to request an ACH redemption.

	•	Proceeds will generally arrive at your bank within three business days, although it may take longer. See the section “Selling Restrictions.”

By Telephone	•	Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above), subject to certain restrictions. See the section “Selling Restrictions.”

By Systematic Withdrawal Plan (See the section “Additional Investor Services” for more details.)	•	Call Natixis Funds at 800-225-5478 or your financial representative for more information.
	•	Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

•	your address of record or bank account information has been changed within the past 30 days;

•	you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

•	a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

•	the proceeds are sent by check, wire or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

34

FUND SERVICES

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

•	a financial representative or securities dealer;

•	a federal savings bank, cooperative or other type of bank;

•	a savings and loan or other thrift institution;

•	a credit union; or

•	a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging Shares

You may exchange Class Y shares of your Fund, subject to minimum investment requirements, for Class Y shares of any Natixis Fund that offers Class Y shares, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares or for Class A shares of the Money Market Fund subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account or the total NAV of your account, whichever is less. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

In certain limited circumstances, accounts participating in wrap fee programs may exchange Class A shares of a fund for Class Y shares of the same fund. In order to exchange shares, a representative of the wrap fee program must contact the Distributor in advance and follow the procedures set forth by the Distributor. In addition, all class A shares held through the specific wrap fee platform must be exchanged for Class Y shares of the same fund. Shareholders will not be charged any fee as a result of the exchange. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and their shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Fund’s portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities or small cap securities) may also have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

Each Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. Each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under “Selling Shares.”

Limits on Frequent Trading. Without limiting the right of each Fund and the Distributor to reject any purchase or exchange order, each Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of “market timers.” An account may be deemed to be one of a market timer if it makes two “round trips” in any Fund over a 90-day interval, as determined by the Fund. A “round trip” is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund. The above limits are applicable whether you hold shares directly with a Fund or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be “market timing.”

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Each Fund may choose to rely on a financial

35

FUND SERVICES

intermediary’s restrictions on frequent trading in place of the Fund’s own restrictions if the Fund determines, at its discretion, that the financial intermediary’s restrictions provide reasonable protection for the Fund from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from the Fund or the Distributor. A Fund and Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund’s frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and Distributor, so that the Fund can monitor compliance by such investors with the trading limitations of the Fund or of the fund-of-funds or asset allocation program.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder’s trading activity.

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is more limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in market timing or other excessive short-term trading activity. If a Fund believes that a shareholder has engaged in market timing or other excessive short-term trading activity in violation of the Fund’s policies through an omnibus account, the Fund will attempt to limit transactions by the underlying shareholder which engaged in such trading, although it may be unable to do so. The Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund. Please see the SAI for additional information regarding redemption payment policies:

Restriction	Situation

Each Fund may suspend the right of redemption or postpone payment for more than 7 days:	•	When the New York Stock Exchange (the “NYSE”) is closed (other than a weekend/holiday) as permitted by the SEC.

	•	During an emergency as permitted by the SEC.

	•	During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	•	With a notice of a dispute between registered owners or death of a registered owner.

	•	With suspicion/evidence of a fraudulent act.

36

FUND SERVICES

Restriction	Situation

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:	•	When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the adviser or subadviser.

Each Fund may withhold redemption proceeds for 10 days from the purchase date:	•	When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

How Fund Shares Are Priced

“Net asset value” is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

Net Asset Value =	Total market value of securities + Cash and other assets – Liabilities
Number of outstanding shares

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

•

A share’s NAV is determined at the close of regular trading on the NYSE on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. In addition, the Fund’s shares will not be priced on the holidays listed in the SAI. See the section “Net Asset Value” in the SAI for more details.

•

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent “in good order.”[1]

•

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order by 4:00 p.m., Eastern time, the shareholder will receive that day’s NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day, are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to the Fund.

•	A Fund that invests in foreign securities may have NAV changes on days when you cannot buy or sell its shares.

1	Please see the section “Buying Shares,” which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections “Buying Shares” and “Selling Shares.”

Generally, Fund securities are valued as follows:

•	Equity securities — last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price.

•

Debt securities (other than short-term obligations) — based upon evaluated prices furnished to a Fund by an independent pricing service, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

•	Short-term obligations (purchased with an original or remaining maturity of 60 days or less) — amortized cost (which approximates market value).

•

Securities traded on foreign exchanges — market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security’s value. In that case, the security may be fair-valued at the time the

37

FUND SERVICES

Fund determines its NAV by or pursuant to procedures approved by the Board of Trustees. When fair-valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

•

Options — domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotations. Under normal market conditions, the Funds will generally consider the value of domestic exchange-traded index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the Funds’ valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the Funds will consider the closing price on the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Gateway Fund will fair value index options using the closing rotation values published by the CBOE.

•

Futures — Unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Fund’s Board of Trustees.

•	Forward foreign currency contracts — interpolated prices determined based on information provided by an independent pricing service.

•	All other securities — fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that a Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). Each Fund may also value securities at fair value or estimate their values pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Funds generally distribute annually all or substantially all of their net investment income (other than capital gains) in the form of dividends. The Funds generally declare and distribute dividends annually. Each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:

•

Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

•	Receive all distributions in cash.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year’s distributions on your U.S. federal income tax return. This information will also be reported to the Internal Revenue Service (“IRS”). Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in a Fund and does not address any foreign, state or local tax consequences.

38

FUND SERVICES

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify each year for treatment as a “regulated investment company” and thus does not expect to pay any federal income tax on income and capital gains that are timely distributed to shareholders.

Taxation of Distributions from the Funds. For federal income tax purposes, distributions of investment income are generally taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments a Fund owned for more than one year over net short-term capital losses and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

For taxable years beginning before January 1, 2011, long-term capital gain rates applicable to individuals have been temporarily reduced, in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets. It is currently unclear whether Congress will extend the long-term capital gain rate reduction and the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Fund distributions are taxable whether shareholders receive them in cash or in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions may occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and distributions declared by a Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions by a Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax laws will generally not be taxable. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from such plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and will generally result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other disposition of Fund shares will generally be taxed as long-term capital gain or loss if the shares are capital assets in the shareholder’s hands and the shareholder held the shares for more than one year.

Taxation of Certain Fund Investments. A Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. In addition, a Fund’s investments in foreign securities and foreign currencies may be subject to special tax rules that have the effect of increasing or accelerating the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. Because the Funds invest in foreign securities, shareholders should consult their tax advisers about the consequences of their investments under foreign laws.

Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities, if any, may be exempt from state and local income taxes. Each Fund advises shareholders of the proportion of the Fund’s dividends that are derived from such interest.

A Fund’s investments in certain debt obligations or REITs may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements.

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) if the shareholder does not furnish the Funds certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010.

Please see the SAI for additional information on the federal income tax consequences of investing in the Funds.

39

FUND SERVICES

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Financial Performance

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report to shareholders. The annual reports are incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

40

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)	Net assets, end of period (000’s)	Net expenses, excluding interest expense (%)(c)(d)	Gross expenses, excluding interest expense (%)(d)	Net expenses, including interest expense (%)(c)(d)	Gross expenses, including interest expense (%)(d)	Net investment income (loss) (%)(d)	Portfolio turnover rate(%)(e)
ASG DIVERSIFYING STRATEGIES FUND
Class Y
12/31/2009(f)	$10.00	$(0.05)	$0.78	$0.73	$(0.10)	$(0.44)	$(0.54)	$10.19	7.29	$19,549	1.45	5.09	1.47	5.11	(1.22)	—

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(c)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(f)	For the period August 3, 2009 (inception) through December 31, 2009.

41

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (loss) (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of the period	Total return (%)(b)	Net assets, end of period (000’s)	Net expenses, excluding interest expense (%)(c)(d)	Gross expenses, excluding interest expense (%)(d)	Net expenses, including interest expense (%)(c)(d)	Gross expenses, including interest expense (%)(d)	Net investment income (loss) (%)(d)	Portfolio turnover rate(%)(e)
ASG GLOBAL ALTERNATIVES FUND
Class Y*
12/31/2009	$9.70	$(0.09)	$0.98	$0.89	$(0.13)	$(0.05)	$(0.18)	$10.41	9.10	$112,591	1.35	1.98	1.36	2.00	(0.90)	—
12/31/2008(f)	10.00	0.04	(0.30)	(0.26)	(0.04)	—	(0.04)	9.70	(2.60)	24,523	1.35	4.43	1.39	4.46	1.59	—

*	Prior to December 1, 2008, the Fund offered Institutional Class Shares. On December 1, 2008, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(c)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(f)	For the period September 30, 2008 (inception) through December 31, 2008.

42

FINANCIAL PERFORMANCE

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:					Ratios to Average Net Assets:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Total distributions	Net asset value, end of the period	Total return(%)(b)	Net assets, end of period (000’s)	Net expenses(%)(c),(d)	Gross expenses(%)(c)	Net investment income (%)(c)	Portfolio turnover rate(%)
GATEWAY FUND
Class Y
12/31/2009	$24.17	$0.54	$1.06	$1.60	$(0.53)	$(0.53)	$25.24	6.83	$1,659,385	0.70	0.78	2.25	11
12/31/2008*	27.76	0.56	(3.56)	(3.00)	(0.59)	(0.59)	24.17	(11.03)	1,402,090	0.70	0.78	2.45	38

*	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been reduced during the period, if applicable, total returns would have been lower. Periods of less than one year, if applicable, are not annualized.
(c)	Computed on an annualized basis for periods less than one year, if applicable.
(d)	The investment adviser and/or administrator agreed to reimburse a portion of the Fund’s expenses and/or reduce its fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

43

Glossary of Terms

Derivative — A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification — The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Inflation — A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate — Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity — The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets — A fund’s assets minus its liabilities. With respect to the funds that have a policy to invest 80% of their net assets in particular kinds of securities, “net assets” as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share — The market value of one share of a fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund’s total net assets by the number of shares outstanding.

Rule 144A securities — Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless a manager has determined, under guidelines established by a fund’s trustees, that a particular issue of Rule 144A securities is liquid.

Volatility — The general variability of a fund’s value resulting from price fluctuations of its investments. In most cases, the more diversified a fund is, the less volatile it will be.

Yield — The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

44

If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund’s investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. Each SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds’ annual or semiannual report (when available), or their SAI, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds’ website at www.funds.natixis.com or call the Funds at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund’s expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds’ reports and SAI are available free from the EDGAR Database on the SEC’s Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

Investment Company Act File No. 811-00242	YA51-0510
Investment Company Act File No. 811-22099

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

NATIXIS FUNDS TRUST II

ASG DIVERSIFYING STRATEGIES FUND (“Diversifying Strategies Fund”)

Class A (DSFAX), Class C (DSFCX), and Class Y (DSFYX)

ASG GLOBAL ALTERNATIVES FUND (“Global Alternatives Fund”)

Class A (GAFAX), Class C (GAFCX), and Class Y (GAFYX)

GATEWAY TRUST

GATEWAY FUND (“Gateway Fund”)

Class A (GATEX), Class C (GTECX), and Class Y (GTEYX)

This Statement of Additional Information (the “Statement”) contains specific information which may be useful to investors but which is not included in the Statutory Prospectuses of the funds listed above (the “Funds” and each a “Fund”). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by each Fund’s Class A and C Summary or Statutory Prospectus or each Fund’s Class Y Summary or Statutory Prospectus, each dated May 1, 2010 (the “Prospectus” or “Prospectuses”), as from time to time revised or supplemented. This Statement should be read together with the Prospectuses. Investors may obtain the Prospectuses without charge from Natixis Distributors, L.P. (the “Distributor”), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

The Gateway Fund has acquired the assets and liabilities of the Gateway Fund, a series of The Gateway Trust, an Ohio business trust (the “Predecessor Trust”), in a transaction that closed in February 2008 (the “Reorganization”). Following the Reorganization, the predecessor of the Gateway Fund (the “Predecessor Fund”) was the accounting survivor and therefore certain information for periods prior to the date of this Statement relates to the Predecessor Fund.

The Funds’ and Predecessor Fund’s financial statements and accompanying notes that appear in the Funds’ annual reports are incorporated by reference into this Statement. Each Fund’s annual and semiannual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Funds’ website at www.funds.natixis.com.

XA33-0510

INVESTMENT RESTRICTIONS

The following is a description of restrictions on the investments to be made by the Funds. These restrictions are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Funds (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)). The percentages set forth below and the percentage limitations set forth in the Prospectuses apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. The Funds have elected to be classified as diversified series of an open-end investment company. Under the 1940 Act, a diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

ASG Diversifying Strategies Fund

ASG Diversifying Strategies Fund may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry, except that the Fund will invest at least 25% of its assets in securities and other obligations of issuers in the financial services industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction, the financial services industry includes banks, investment managers, brokerage firms, investment banks and other companies that provide financial services to consumers or industry. For purposes of this restriction, asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position, except that the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money, except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

The Fund may:

(8)	Purchase and sell commodities to the maximum extent permitted by applicable law.

Restrictions (2) and (7) shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays)

thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) and certain commercial paper, that the Adviser or Subadviser (as defined below) has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

ASG Global Alternatives Fund

ASG Global Alternatives Fund may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry, except that the Fund will invest at least 25% of its assets in securities and other obligations of issuers in the financial services industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction, the financial services industry includes banks, investment managers, brokerage firms, investment banks and other companies that provide financial services to consumers or industry. For purposes of this restriction, asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position, except that the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money, except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

The Fund may:

(8)	Purchase and sell commodities to the maximum extent permitted by applicable law.

Restrictions (2) and (7) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser or Subadviser (as defined below) has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

Gateway Fund

Gateway Fund may not:

(1)	Purchase any security (other than U.S. government securities) if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For purposes of this restriction with regard to bank obligations, bank obligations are considered to be one industry, and asset-backed securities are not considered to be bank obligations.

(2)	Make short sales of securities or maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

(3)	Borrow money, except to the extent permitted under the 1940 Act.

(4)	Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

(5)	Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(6)	Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(7)	Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities.

(8)	Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (8) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. With respect to restriction (3), the 1940 Act limits a fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” In addition to temporary borrowing, a fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act.

Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if the Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. In addition, it is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board of Trustees. The Fund will take prompt and reasonable action to reduce its illiquid securities holdings if more than 15% of the Fund’s net assets are invested in such securities.

FUND CHARGES AND EXPENSES

ADVISORY FEES

Pursuant to separate investment advisory agreements, AlphaSimplex Group, LLC (“AlphaSimplex”) has agreed to manage the investment and reinvestment of the assets of ASG Diversifying Strategies Fund and ASG Global Alternatives Fund (each a “Fund” and together the “ASG Funds”), subject to the supervision of the Board of Trustees of Natixis Funds Trust II. For the services described in the advisory agreement, the ASG Funds have agreed to pay AlphaSimplex an advisory fee at the annual rates set forth in the following table based on the average daily net assets of the applicable Fund (less the average daily net assets of each Fund’s wholly-owned subsidiary) reduced by the amount of any subadvisory fees payable directly by the ASG Funds to Reich & Tang Asset Management, LLC (“Reich & Tang” or the “Subadviser”) pursuant to the subadvisory agreements:

Fund	Advisory fee payable by Fund to AlphaSimplex (as a % of average daily net assets of the Fund)
ASG Diversifying Strategies Fund	1.25%
ASG Global Alternatives Fund	1.15%

In addition, pursuant to separate advisory agreements, each ASG Fund’s wholly-owned subsidiary has agreed to pay AlphaSimplex an advisory fee at the annual rate of 1.25% and 1.15% for Diversifying Strategies Fund and Global Alternatives Fund, respectively, of the subsidiary’s average daily net assets, less any fees payable by the wholly-owned subsidiary to the Subadviser pursuant to its subadvisory agreements.

Pursuant to an advisory agreement, Gateway Investment Advisers, LLC (“Gateway”) has agreed to manage the investment and reinvestment of the assets of the Gateway Fund (the “Gateway Fund”), subject to the supervision of the Board of Trustees of Gateway Trust. For the services described in the advisory agreement, the Fund has agreed to pay Gateway an advisory fee at the annual rate set forth in the following table:

Fund	Advisory fee payable by Fund to Gateway (as a % of average daily net assets of the Fund)
Gateway Fund	0.65 0.60	% %	of the first $5 billion of amounts in excess of $5 billion

AlphaSimplex and Gateway (each an “Adviser”) have each given a binding contractual undertaking to the applicable Fund to reduce the advisory fee and, if necessary, to bear certain expenses related to operating the Funds (including expenses related to a wholly-owned subsidiary organized under the laws of a non-U.S. jurisdiction, if applicable) in order to limit the Funds’ expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses, to the annual rates indicated below. The undertakings are binding on the Advisers until April 30, 2011, and will be reevaluated on an annual basis thereafter, subject to the obligation of the Funds to pay such deferred fees or expense reimbursement in later periods to the extent that the class’s expenses fall below the expense limit; provided, however, that the Funds are not obligated to pay such deferred fees or expense reimbursement more than one year after the end of the fiscal year in which the fee was deferred.

Fund	Expense Limit	Date of Undertaking
Diversifying Strategies Fund		July 31, 2009
Class A	1.70%
Class C	2.45%
Class Y	1.45%
Global Alternatives Fund		April 30, 2010
Class A	1.60%
Class C	2.35%
Class Y	1.35%
Gateway Fund		December 15, 2009
Class A	0.94%
Class C	1.70%
Class Y	0.70%

SUBADVISORY FEES

The investment advisory agreements between AlphaSimplex and the ASG Funds provide that AlphaSimplex may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, AlphaSimplex has delegated some of its portfolio management responsibilities to the Subadviser, which manages the portion of the ASG Funds’ assets that are invested in money market and other short-term, high quality securities (the “Money Market Portion”). For the services described in the subadvisory agreement, the ASG Funds have each agreed to pay the Subadviser a subadvisory fee at the annual rate of 0.05% of the average daily net assets of the ASG Funds that are allocated by the Adviser to be managed by the Subadviser, subject to a minimum annual subadvisory fee of $50,000 (other than assets of the ASG Funds that are held in the ASG Funds’ wholly-owned subsidiary and managed by the Subadviser). In addition, pursuant to separate subadvisory agreements, each ASG Fund’s wholly-owned subsidiary has agreed to pay the Subadviser a subadvisory fee at the annual rate of 0.05% of the subsidiary’s average daily net assets that are allocated by AlphaSimplex to be managed by the Subadviser.

The following table shows the total advisory fees (including subadvisory fees) paid by each Fund for the last three fiscal years:

DIVERSIFYING STRATEGIES FUND1

	Period 8/3/09 - 12/31/09
Total Advisory Fee	$78,931	*
AlphaSimplex
Fees Earned	$58,098
Fees Reduced**	$58,098
Total Paid	$0
Reich & Tang
Fees Earned	$20,833
Fees Reduced	$0
Total Paid	$20,833

GLOBAL ALTERNATIVES FUND2

	Period 9/30/08 - 12/31/08	Fiscal Year Ended 12/31/09
Total Advisory Fee	$70,377	$759,800	*
AlphaSimplex
Fees Earned	$57,877	$709,800	*
Fees Reduced***	$57,877	$336,283
Total Paid	$0	$373,517
Reich & Tang
Fees Earned	$12,500	$50,000
Fees Reduced	$0	$0
Total Paid	$12,500	$50,000

GATEWAY FUND3

	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Total Advisory Fee	$26,590,173	$29,931,473
Fee Reduction	$241,468	$640,321
Total Paid	$26,348,705	$29,291,152

[1]	The Diversifying Strategies Fund commenced operations on August 3, 2009.
[2]	The Global Alternatives Fund commenced operations on September 30, 2008.
[3]

The Gateway Fund’s Reorganization closed on February 15, 2008. Advisory fees shown for the fiscal year ended December 31, 2008 are for the period from February 16, 2008 to December 31, 2008. The Advisory fees paid by the Predecessor Fund to its adviser for providing services to the Predecessor Fund were $3,159,339 for the period from January 1, 2008 through February 15, 2008 and $23,299,193 for the fiscal year ended 2007.

*	Includes management fees of the Commodity Subsidiary.
**	In addition to reducing its advisory fee, AlphaSimplex reimbursed the Fund for subadvisory fees paid to Reich & Tang of $20,833 for the period August 3, 2009 to December 31, 2009.
***	In addition to reducing its advisory fee, AlphaSimplex reimbursed the Fund for subadvisory fees paid to Reich & Tang of $12,500 for the period September 30, 2008 to December 31, 2008.

The table below shows the expenses of the Funds that were reimbursed for the fiscal years ended December 31, 2008 and December 31, 2009.

Fund	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Diversifying Strategies Fund[1]	N/A	$149,476
Global Alternatives Fund [2]	$118,257	$9,799
Gateway Fund [3]	$2,077,684	$2,393,331

[1]	The Diversifying Strategies Fund commenced operations on August 3, 2009. Expenses reimbursed shown for the fiscal year ended 12/31/09 are for the period from August 3, 2009 to December 31, 2009.
[2]	The Global Alternatives Fund commenced operations on September 30, 2008. Expenses reimbursed shown for the fiscal year ended 12/31/08 are for the period from September 30, 2008 to December 31, 2008.
[3]	The Gateway Fund’s Reorganization closed on February 15, 2008. Expenses reimbursed shown for the fiscal year ended 12/31/08 are for the period from February 16, 2008 to December 31, 2008.

BROKERAGE COMMISSIONS

Set forth below are the amounts the Funds paid in brokerage commissions during the last three fiscal years.

Period 8/3/09 - 12/31/09
Diversifying Strategies Fund
Brokerage Transactions
Allocated to Brokers Providing Research Services	$0
Brokerage Commissions
Total Brokerage Commissions Paid	$22,311
Commissions Paid to Brokers Providing Research Services	$0

	Period 9/30/08 - 12/31/08	Fiscal Year Ended 12/31/09
Global Alternatives Fund
Brokerage Transactions
Allocated to Brokers Providing Research Services	$0	$0
Brokerage Commissions
Total Brokerage Commissions Paid	$1,089	$27,160
Commissions Paid to Brokers Providing Research Services	$0	$0

	Fiscal Year Ended
	12/31/07	12/31/08*	12/31/09
Gateway Fund
Brokerage Transactions
Allocated to Brokers Providing Research Services	$1,266,223,122	$2,478,458,857	$1,212,478,954
Brokerage Commissions
Total Brokerage Commissions Paid	$2,208,276	$7,115,972	$4,433,031
Commissions Paid to Brokers Providing Research Services	$927,430	$2,226,905	$1,054,022

*	Information shown for periods prior to February 16, 2008 are brokerage commissions paid by the Predecessor Fund.

For a description of how transactions in portfolio securities are effected and how each Adviser selects brokers, see the section “Portfolio Transactions and Brokerage.”

Regular Broker-Dealers

The table below contains the aggregate value of securities of each Fund’s regular broker-dealers† (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ended December 31, 2009.

Fund	Regular Broker-Dealer	Aggregate Value of Securities of Each Regular Broker or Dealer (or its Parent) Held by Fund

Diversifying Strategies Fund	Bank of America Corp.	$599,508
	Citigroup Global Markets, Inc.	$950,000

Global Alternatives Fund	Bank of America Corp.	$5,999,970
	Citigroup Global Markets, Inc.	$9,000,000

Gateway Fund	Citigroup Global Markets, Inc.	$12,700,990
	JPMorgan Chase Securities	$114,107,919
	Morgan Stanley & Co., Inc.	$28,295,853

†

“Regular Broker-Dealers” are defined by the SEC as: (a) one of the ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the ten brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.

SALES CHARGES AND DISTRIBUTION AND SERVICE (12b-1) FEES

As explained in this Statement, the Class A and Class C shares (as applicable) of each Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The following table shows the amounts of Rule 12b-1 fees paid by the Funds under the Plans during the last three fiscal years. All amounts paid under the Plans during the fiscal year ended December 31, 2009 were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor’s expenses. The anticipated benefits to the Funds of the Plan include the ability to attract and maintain assets.

	Fiscal Year Ended 12/31/07	Fiscal Year Ended 12/31/08	Fiscal Year Ended 12/31/09
Diversifying Strategies Fund[1]
(Class A)	N/A	N/A	$833
(Class C)	N/A	N/A	$112
Global Alternatives Fund[2]
(Class A)	N/A	$1	$46,472
(Class C)	N/A	$3	$39,684
Gateway Fund[3]
(Class A)	N/A	$7,921,295	$7,164,681
(Class C)	N/A	$764,522	$2,103,164

[1]	The Diversifying Strategies Fund commenced operations on August 3, 2009. Rule 12b-1 fees shown are for the period from August 3, 2009 to December 31, 2009.
[2]	The Global Alternatives Fund commenced operations on September 30, 2008. Rule 12b-1 fees shown for the fiscal year ended 12/31/08 are for the period from September 30, 2008 to December 31, 2008.

[3]

The Gateway Fund’s Reorganization closed on February 16, 2008. For the period from January 1, 2008 through February 15, 2008 the Predecessor Fund paid $1,711,400 in Rule 12b-1 fees. Rule 12b-1 fees shown for the fiscal year ended 12/31/08 are for the period from February 16, 2008 to December 31, 2008. For the fiscal year ended 12/31/07, the Predecessor Fund paid $12,441,045 in distribution expenses.

During the fiscal period ended December 31, 2009, the Distributor’s expenses relating to the Funds’ Plans were as follows (compensation to broker-dealers excludes advanced commissions sold to a third party):

Fund	Advertising and Printing and Mailing of Prospectuses to Other than Current Shareholders	Compensation to Underwriters	Compensation to Broker- Dealers	Compensation to Sales Personnel	Other Distribution Costs	Total

Diversifying Strategies Fund	$6,836	$22,924	$2,131	$1,557	$16,440	$49,887
Global Alternatives Fund	$36,163	$616,251	$251,141	$70,258	$109,063	$1,082,875
Gateway Fund	$211,900	$1,768,888	$7,246,900	$598,348	$866,268	$10,692,304

OWNERSHIP OF FUND SHARES

As of April 1, 2010, to the Trusts’ knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Funds set forth below.*

FUND	SHAREHOLDER	PERCENTAGE

Diversifying Strategies Fund[1],2

Class A	LPL FINANCIAL SAN DIEGO CA 92150-9046	37.41%

	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4154	11.99%

Class C	PERSHING LLC JERSEY CITY NJ 07303-2052	7.43%

	PERSHING LLC JERSEY CITY NJ 07303-2052	5.39%

Class Y	NATIXIS GLOBAL ASSET MANAGEMENT LP BOSTON MA 02116-3368	37.28%

Global Alternatives Fund[3]

Class A	UBS WM USA JERSEY CITY NJ 07310-2055	39.65%

	LPL FINANCIAL SAN DIEGO CA 92150-9046	8.25%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	7.64%

Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	45.05%

	UBS WM USA JERSEY CITY NJ 07310-2055	17.38%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	6.18%

Class Y	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	47.60%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	13.71%

	LPL FINANCIAL SAN DIEGO CA 92150-9046	8.55%

	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4154	5.42%

Gateway Fund

Class A	UBS WM USA JERSEY CITY NJ 07310-2055	22.18%

	CHARLES SCHWAB & CO REINVEST ACCT SAN FRANCISCO CA 94104-4154	14.35%

Class C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	39.10%

	UBS WM USA JERSEY CITY NJ 07310-2055	13.14%

	CITIGROUP GLOBAL MARKETS INC OWINGS MILLS MD 21117-3256	11.36%

Class Y	CHARLES SCHWAB & CO INC SAN FRANCISCO CA 94104-4151	36.85%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS JACKSONVILLE FL 32246-6484	9.56%

	LPL FINANCIAL SAN DIEGO CA 92150-9046	5.88%

*	Such ownership may be beneficially held by individuals or entities other than the owner listed. To the extent that any listed shareholder beneficially owns more than 25% of the Funds, it may be deemed to “control” the Funds within the meaning of the 1940 Act. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund’s shares without the approval of the controlling shareholder.

[1]

As of April 1, 2010, Pershing LLC, Jersey City, NJ 07303-2052, owned 33.05% of ASG Diversifying Strategies Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Pershing LLC.

[2]

As of April 1, 2010, Natixis Global Asset Management, Boston, MA 02116-6704, owned 32.72% of ASG Diversifying Strategies Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Natixis Global Asset Management.

[3]

As of April 1, 2010, Merrill Lynch Pierce Fenner & Smith Inc., Jacksonville Fl 32246-6484 owned 31.82% of ASG Global Alternatives Fund and therefore may be presumed to “control” the Fund, as that term is defined in the Investment Company Act of 1940 Act. However, such ownership may be beneficially held by individuals or entities other than Merrill Lynch Pierce Fenner  & Smith.

THE TRUSTS

Natixis Funds Trust II and Gateway Trust (each, a “Trust” and together, the “Trusts”) are each registered with the SEC as an open-end management investment company. Natixis Funds Trust II is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to a Declaration of Trust (a “Declaration of Trust”) dated May 6, 1931, as last amended and restated on June 2, 2005, and consisted of a single Fund (now the Harris Associates Large Cap Value Fund) until January 1989, when the Trust was reorganized as a “series” company as described in Section 18(f)(2) of the 1940 Act. Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:

Name of Trust	Date
Investment Trust of Boston	May 1931 to November 1988
Investment Trust of Boston Funds	December 1988 to April 1992
TNE Funds Trust	April 1992 to March 1994
New England Funds Trust II	April 1994 to January 2000
Nvest Funds Trust II	January 2000 to April 2001
CDC Nvest Funds Trust II	May 2001 to April 2005
IXIS Advisor Funds Trust II	April 2005 to August 2007
Natixis Funds Trust II	August 2007 to present

The Gateway Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a “Declaration of Trust”) dated May 29, 2007, and is a “series” company as described in Section 18(f)(2) of the 1940 Act. The Gateway Fund, which is the sole series of the Trust, is diversified.

After the closing of the Reorganization, the Gateway Fund became the successor to the Predecessor Fund, which has had the prior names indicated below. The name of the Predecessor Trust changed several times since its organization, as noted below:

Name of Fund	Date Organized	Former Names
Gateway Fund	1977	Gateway Index Plus Fund until April 1998
		Gateway Option Index Fund until March 1990
		Gateway Option Income Fund until February 1988
		Gateway Option Income Fund, Inc. until May 1986

The Predecessor Trust had one portfolio. Gateway Option Income Fund, Inc., the predecessor to the Trust, was organized in 1977 as a Maryland corporation. It was reorganized to become The Gateway Trust, an Ohio business trust, effective as of May 2, 1986, with the Gateway Option Income Fund as its sole initial fund. As a result of the transaction, shareholders of the corporation on May 2, 1986, became shareholders of the Option Income Fund. The Option Income Fund was later renamed the Gateway Fund. As of February 19, 2008, shareholders of the Predecessor Fund became shareholders of the Gateway Fund.

INVESTMENT STRATEGIES AND RISKS

Investment Strategies

The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices that may be used by the Adviser or Subadviser in managing a Fund. Because of the ASG Funds’ extensive use of derivative instruments, the ASG Funds are subject to many of the risks below indirectly through their derivative transactions rather than directly through investment in the actual securities themselves. For example, to the extent an ASG Fund enters into a futures contract on an equity index, the ASG Fund is subject to “equity securities” risk.

Each Fund’s principal strategies are described in the Prospectuses. This Statement describes some of the non-principal strategies the Funds may use, in addition to providing additional information, including related risks, about its principal strategies.

The list of securities or other instruments under each category below is not intended to be an exclusive list of securities for investment and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the Prospectuses, in the section “Investment Restrictions” in this Statement or under applicable law, the Funds may engage in strategies and invest in securities and instruments in addition to those listed below. The Adviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security, but investment is not limited to the categories listed below or the securities specifically enumerated under each category. The Advisers may invest in any security that falls under the specific category, including securities that are not listed below. The Subadviser will invest the ASG Funds’ Money Market Portion only in money market and similar short-term instruments. The Prospectuses and/or this Statement will be updated if the Funds begin to engage in investment practices that are not described in the Prospectuses and/or this Statement.

Asset-Backed Securities

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Mortgage-backed securities are a type of asset-backed security. Through the use of trusts and special purpose vehicles, assets, such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation (“CMO”) structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a Fund will ordinarily reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at the time. Therefore, a Fund’s ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. In addition, the value of some mortgage-backed or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. The market for mortgage-backed and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

Investments in Banks

The ASG Funds may invest a substantial portion of their assets in certificates of deposit (certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time), time deposits (non-negotiable deposits maintained in a bank for a specified period of time up to seven days at a stated interest rate), bankers’ acceptances (credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer) and other securities and instruments issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks. Banks are also expected to serve as counterparties on some of the Funds’ derivative contracts.

Gateway Fund may also invest in bank obligations like the ones discussed above, but does not expect that a substantial portion of its assets will be invested in these obligations under normal circumstances.

Investments by the ASG Money Market Portion in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks generally will be limited to banks having total assets in excess of $1 billion or the equivalent in other currencies. Investments by the Money Market Portion in obligations of domestic and foreign branches of foreign banks generally will be limited to dollar-denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. The Money Market Portion will only invest in either securities which have been rated (or whose issuers have been rated) in the two highest short-term rating categories by nationally recognized statistical rating organizations, or are unrated securities but which have been determined by the Subadviser to be of comparable quality. The total assets of a bank will not be the sole factor determining the Subadviser’s investment decisions.

The ASG Funds may also purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations).

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer, or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. government agencies or instrumentalities.

The restrictions in this section will not apply to any investments that are not part of the ASG Money Market Portion. For example, these restrictions will not limit which banks may serve as counterparties for a Fund’s derivative instruments.

Bank Loans and Loan Participations

The ASG Funds may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. Large loans to corporations or governments may be shared or syndicated among several lenders, usually (but often not limited to) banks. A Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. A Fund may also acquire a participation interest in another lender’s portion of the senior loan. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. If a Fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.

Commodities – General

Commodities are assets that have tangible properties, such as oil, metals, livestock or agricultural products. Historically, commodity investments have had a relatively high correlation with changes in inflation and a relatively low correlation to stock and bond returns. Commodity-related securities and other instruments provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in commodities markets, without investing directly in physical commodities. A Fund may invest in commodity-related securities and other instruments, such as structured notes, swap agreements, options, futures and options on futures, that derive value from the price movement of commodities, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. However, the ability of a Fund to invest directly in commodities, and in certain commodity-related securities and other instruments, is subject to significant limitations in order to enable a Fund to maintain its status as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The value of commodity-related instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related instruments will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related instruments may be subject to greater volatility than non-commodity-based investments. A highly liquid secondary market may not exist for certain commodity-related instruments, and there can be no assurance that one will develop. Commodity-related instruments are also subject to credit and interest rate risks that in general affect the values of debt securities. A Fund may lose money on its commodity investments.

Commodities – Wholly-Owned Subsidiary

The ASG Funds have each established a wholly-owned non-U.S. subsidiary to gain indirect exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to RICs. The subsidiaries may invest principally in commodity futures, options and possibly swap contracts, as well as certain fixed-income investments intended to serve as margin or collateral for each subsidiary’s derivatives positions. The subsidiaries must, however, comply with the same 1940 Act asset coverage requirements with respect to investments in commodity-related securities that apply to a Fund’s transactions in these instruments. By investing in such a subsidiary, each of the ASG Funds will be exposed to the risks associated with its subsidiary’s commodity-related investments.

Convertible Securities

The Funds may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Since convertible securities may be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed-income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Corporate Reorganizations

The Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a Fund.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

Debt Securities

The Funds may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short-, medium- and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.

Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer’s general taxing power, (ii) a specific type of tax, such as a property tax or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. government securities are not generally perceived to involve credit risks to the same extent as investments in other types of fixed-income securities; as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. Generally, the value of debt securities falls when market rates of interest are rising. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving a Fund of a favorable stream of future interest payments.

Because interest rates vary, it is impossible to predict the income of a Fund that invests in debt securities for any particular period. Fluctuations in the value of a Fund’s investments in debt securities will cause a Fund’s net asset value (“NAV”) to increase or decrease.

Derivative Instruments

The Funds expect to use a number of derivative instruments as part of their investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Adviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. The Adviser will “cover” its obligations under its derivative contracts by segregating or otherwise designating high quality money market and similar short-term instruments against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions. Examples of derivative instruments that a Fund may use include (but are not limited to) futures contracts, options contracts, swap transactions and forward currency contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s or Subadviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if they had not been used. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in the bankruptcy of the institution. Although the Adviser and/or Subadviser monitor the creditworthiness of a Fund’s counterparties, there can be no assurance that a Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to a Fund. Losses resulting from the use of derivatives will reduce a Fund’s NAV, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of a Fund’s use of derivatives may be limited by certain provisions of the Code. When used, derivatives may increase the amount and affect the timing and character of taxable distributions paid to shareholders.

Futures Contracts

Futures transactions involve a Fund’s buying or selling futures contracts. A futures contract is an agreement between two parties to buy and sell a particular security, currency or other asset, or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash (depending on whether the contract calls for physical delivery or cash settlement) at the time and in the amount specified in the contract. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, S&P 500 Index futures may trade in contracts with a value equal to $250 multiplied by the S&P 500 Index.

When a trader, such as a Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax-exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as “variation margin.” If a Fund has a long position in a futures contract it will designate on a Fund’s records or establish a segregated account with a Fund’s custodian with cash or liquid securities eligible for purchase by a Fund equal to its daily marked-to-market net obligation under the contract (less any margin on deposit). For short positions in futures contracts, a Fund will designate on a Fund’s records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by a Fund that, when added to the amounts deposited as margin, equal its daily marked-to-market net obligation under the futures contracts.

Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. A Fund may recognize a loss on the purchase (or sale) of the comparable contract. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, a futures purchase is closed by the purchaser selling an offsetting futures contract.

Options and Warrants

Options transactions may involve a Fund’s buying or writing (selling) options on securities, securities indices or currencies. A Fund may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that it owns or intends to acquire.

Options can generally be classified as either “call” or “put” options. There are two parties to a typical options transaction: the “writer” (seller) and the “buyer.” A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. An “American-style” option allows exercise of the option at any time during the term of the option. A “European-style” option allows an option to be exercised only at a specific time or times, such as the end of its term. Options may be traded on or off an established securities exchange.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; a Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option. Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter), the value of an options contract may change as a result of the lapse of time even though the value of the futures contract or security underlying the option (and of the security or other asset deliverable under the futures contract) has not changed.

As an alternative to purchasing call and put options on index futures, a Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.

Options on Foreign Currencies

The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized, as described in the Prospectuses. In addition, options on foreign currencies may be used to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Indices

The Funds may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Exchange-Traded and Over-the-Counter Options

The Funds may purchase or write both exchange-traded and over-the-counter (“OTC”) options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit a Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

Index Warrants

The Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.

Forward Contracts

As described in the section “Foreign Currency Transactions” below, the Funds may invest in forward contracts. Forward contracts are transactions involving a Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. For example, forward contracts may be used when the Adviser anticipates that particular foreign currencies will appreciate or depreciate in value or to take advantage of the expected relationships between various currencies, regardless of whether securities denominated in such currencies are not then held in a Fund’s investment portfolio. Forward contracts may also be used by a Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when a Fund anticipates purchasing or selling a foreign security. This technique would allow a Fund to “lock in” the U.S. dollar price of the investment. Forward contracts also may be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to such holdings. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. As described above, the Adviser will “cover” its obligations under forward contracts by segregating or otherwise designating high quality money market and similar short-term instruments against the value of its net obligations under these positions (less any margin on deposit with the applicable broker) or by entering into offsetting positions.

Swap Transactions

A swap transaction is an unregulated, individually negotiated agreement (typically with a bank, a brokerage firm or other financial institution as counterparty) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A Fund may enter into interest rate, currency, index, total return and other swap transactions. For example, a Fund may enter into interest rate or currency swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, to gain exposure to one or more securities, currencies, commodities, or interest rates, to protect against currency fluctuations, to manage duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date and to take advantage of perceived mispricing in the securities markets. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities or commodities). A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.

Under most swap agreements, payments by the parties will be exchanged on a “net basis,” and a party will receive or pay, as the case may be, only the net amount of the two payments. A Fund will designate or segregate liquid assets in an amount sufficient to cover its current net obligations under swap agreements.

The Funds may also enter into options on swaps. A Fund may engage in swap options for hedging purposes or to manage and mitigate credit and interest rate risk. A Fund may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, (i) changes in the market value of securities held by a Fund and of swap options relating to those securities may not be proportionate, (ii) there may not be a liquid market to sell a swap option, which could result in difficulty closing a position, (iii) swap options can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate, and (iv) counterparty risk. Swap agreements are sophisticated financial instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. A Fund’s successful use of swap agreements will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Even though swap markets in which swap transactions are traded have grown significantly in recent years, swap agreements are typically not traded on exchanges and are subject to liquidity risk. As a result, a Fund bears the risk of loss of the amount expected to be received pursuant to a swap agreement in the event of the default or bankruptcy of the counterparty, and the value of a swap agreement in general depends on the creditworthiness of the counterparty. A Fund may also suffer losses if it is unable to terminate (or terminate at the time and price desired) outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions.

Credit Default Swaps

The Funds may enter into credit default swap agreements, which may have as reference obligations one or more debt securities or an index of such securities. In a credit default swap, one party (the “protection buyer”) is obligated to pay the other party (the “protection seller”) a stream of payments over the term of the contract, provided that no credit event, such as a default or, in some instances, a downgrade in credit rating, occurs on the reference obligation. If a credit event occurs, the protection seller must generally pay the protection buyer the “par value” (the agreed-upon notional value) of the referenced debt obligation in exchange for an equal face amount of deliverable reference obligations or a specified amount of cash, depending upon the terms of the swap.

A Fund may be either the protection buyer or protection seller in a credit default swap. If a Fund is a protection buyer, a Fund would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit event were to occur. However, if a credit event occurs, a Fund as a protection buyer has the right to deliver the referenced debt obligations or a specified amount of cash, depending upon the terms of the swap, and receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, a Fund would receive fixed payments throughout the term of the contract if no credit event occurs. If a credit event occurs, however, the value of the obligation received by a Fund (e.g., bonds which defaulted), plus the periodic payments previously received, may be less than the par value of the obligation, or cash received, resulting in a loss to the protection seller. Furthermore, a Fund as a protection seller would effectively add leverage to its portfolio because it will have investment exposure to the notional amount of the swap.

Credit default swap agreements are subject to greater risk than a direct investment in the reference obligation. Like all swap agreements, credit default swaps are subject to liquidity, credit and counterparty risks. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.

The market for credit default swaps has become more volatile recently as the creditworthiness of certain counterparties has been questioned and/or downgraded. If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that a Fund may not receive adequate collateral. Credit default swaps are not currently traded on any securities exchange. A Fund generally may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause a Fund to incur more losses.

In addition, the Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They may also be used to gain exposure to foreign securities markets without investing in the foreign securities themselves or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. See “Foreign Securities” below. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid or deemed liquid, subject to a Fund’s restrictions on investments in illiquid securities.

Additional Risks of Derivative Instruments

As described in the Prospectuses, the Funds intend to use derivative instruments, including several of the instruments described above, as part of their investment practices as well as for risk management purposes. Although the Adviser may seek to use these transactions to achieve a Fund’s investment goals, no assurance can be given that the use of these transactions will achieve this result. Any or all of these investment techniques may be used at any time. The ability of a Fund to utilize these derivative instruments successfully will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. Furthermore, a Fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of a Fund’s NAV. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a Fund is not able to close out a leveraged position because of market illiquidity, a Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations. A Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Use of derivatives for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates or other economic factors and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, a Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. To the extent that a Fund gains exposure to an asset class using derivative instruments backed by a collateral portfolio of other securities, changes in the value of those other securities may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class. A Fund may invest in derivative instruments linked to the returns of one or more hedge funds or groups of hedge funds. To the extent that a Fund invests in such instruments, in addition to the risks associated with investments in derivative instruments generally, a Fund will be subject to the risks associated with investments in hedge funds.

The correlation between the price movement of the derivatives contract and the hedged security may be distorted due to differences in the nature of the relevant markets. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or a gain on the derivative that is not completely offset by movements in the price of the hedged securities. For example, in an attempt to compensate for imperfect price movement correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, a Fund may purchase or sell futures contracts in a smaller dollar amount than the hedged securities if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation in derivative transactions also may be distorted by the illiquidity of the derivatives markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in derivatives because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, derivatives market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by “daily price fluctuation limits” established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

Income earned by a Fund from its options activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by a Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund’s portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities or derivatives held in a Fund’s portfolio. All transactions in options and futures involve the possible risk of loss to a Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of a Fund’s investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. A Fund will be required, however, to segregate or designate on its records liquid assets in amounts sufficient at all times to satisfy its net obligations under options and futures contracts.

The risks of a Fund’s use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund’s ability to exercise the warrants at such time, or in such quantities, as a Fund would otherwise wish to do.

In the case of options that are not traded on an exchange (OTC options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The derivatives markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, derivatives that are traded on foreign exchanges may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, may be subject to less detailed reporting requirements, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See the section “Foreign Securities” below.

Forward contracts are subject to many of the same risks as options, warrants and futures contracts described above. As described in the section “Foreign Currency Transactions” below, forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and a Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment goals. For example, in 2008, multiple committees of the U.S. Congress held hearings investigating the rise in energy and agricultural prices and the role that the futures market and swap market participants have played in this phenomenon. The U.S. Commodity Futures Trading Commission is also investigating allegations of price manipulation in certain commodity markets. Some legislative and regulatory proposals would impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Furthermore, in 2009, the U.S. Congress formed the Financial Crisis Inquiry Commission to investigate the financial turmoil that began in 2008, the result of which could lead to legislation regulating, among other things, the use of derivatives. While none of this regulatory or legislative activity has a direct, immediate effect upon a Fund, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if these or similar measures were to become law, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments.

Other Derivatives; Future Developments

The above discussion relates to a Fund’s proposed use of certain types of derivatives currently available. However, a Fund is not limited to the transactions described above. In addition, the relevant markets and related regulations are constantly changing and, in the future, a Fund may use derivatives not currently available or widely in use.

A Fund is operated by a person who has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Depositary Receipts

Some Funds may invest in foreign equity securities by purchasing “depositary receipts.” Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts (“ADRs”) are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation.

All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

Because a Fund may invest in depositary receipts, changes in foreign economies and political climates are more likely to affect a Fund than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on a Fund than a fund that is not over-weighted in that region.

Emerging Markets

Investments in foreign securities may include investments in emerging or developing countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, very limited numbers of potential buyers for such securities, less developed custodial and deposit systems and delays and disruptions in securities settlement procedures.

In determining whether to invest in securities of foreign issuers, the Adviser may consider the likely effects of foreign taxes on the net yield available to a Fund and its shareholders. Compliance with foreign tax laws may reduce a Fund’s net income available for distribution to shareholders.

Equity Securities

Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock), and other equity like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, depositary receipts, real estate investment trusts (“REITs”), other investment companies or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. A Fund may invest in equity securities of companies with relatively small market capitalizations. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. A Fund’s investments may include securities traded over-the-counter as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.

Exchange-Traded Funds

Some Funds may invest in shares of exchange-traded funds (“ETFs”). An ETF is an investment company that is generally registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index. The index may be actively managed. ETFs sell and redeem their shares at NAV in large blocks (typically 50,000 of its shares or more) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. ETFs sometimes also refer to non-RICs that invest directly in commodities or other assets (e.g., gold bullion).

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument. In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held. ETFs that invest in other assets are subject to the risks associated with directly investing in those assets.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser may consider the expenses associated with an investment in determining whether to invest in an ETF. See the section “Investment Companies” below for information about investments in investment companies generally.

Fixed-Income Securities

Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills and commercial paper. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. In addition, the prices of fixed-income securities generally vary inversely with changes in interest rates. Prices of fixed-income securities may also be affected by items related to a particular issue or to the debt markets generally. The NAV of a Fund’s shares will vary as a result of changes in the value of the securities in a Fund’s portfolio.

Investment-Grade Fixed-Income Securities. To be considered investment-grade quality, at least one of the three major rating agencies (Fitch Investor Services, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”)) must have rated the security in one of its respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, the Adviser must have determined it to be of comparable quality.

Lower-Quality Fixed-Income Securities. Lower-quality fixed-income securities (commonly referred to as “junk bonds”) are below investment-grade quality. To be considered below investment-grade quality, none of the three major rating agencies must have rated the security in one of its respective top four rating categories at the time a Fund acquires the security or, if the security is unrated, the Adviser must have determined it to be of comparable quality.

Lower-quality fixed-income securities are subject to greater credit risk and market risk than higher-quality fixed-income securities. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If a Fund invests in lower-quality fixed-income securities, a Fund’s achievement of its objective may be more dependent on the Adviser’s own credit analysis than is the case with funds that invest in higher-quality fixed-income securities. The market for lower-quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower-quality fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower-quality fixed-income securities may be in poor standing or in default and typically have speculative characteristics.

A Fund may continue to hold fixed-income securities that are downgraded in quality subsequent to their purchase if the Adviser believes it would be advantageous to do so.

Foreign Currency Transactions

The Funds may engage in foreign currency transactions for both hedging and investment purposes. In addition, certain of a Fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable.

A Fund may incur costs in connection with conversions between various currencies. In addition, a Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

To protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to “lock in” the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.

If conditions warrant, a Fund may also enter into forward contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date, as described above in the section “Derivative Instruments.” A Fund will maintain cash or other liquid assets eligible for purchase by a Fund either “designated” on a Fund’s records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of a Fund’s liquid holdings that settle in the relevant currency and a Fund’s outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

Forward contracts are subject to many of the same risks as derivatives described in the section “Derivative Instruments.” Forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, the effect of changes in the dollar value of a foreign currency on the dollar value of a Fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. A Fund may incur costs in connection with conversions between various currencies, and a Fund will be subject to increased illiquidity and counterparty risk because forward contracts are not traded on an exchange and often are not standardized. A Fund may also be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Fund declares and pays a dividend, or between the time when a Fund accrues and pays an operating expense in U.S. dollars.

In addition, a Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. A Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

Some Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A Fund’s use of currency transactions may be limited by tax considerations. The Adviser may decide not to engage in currency transactions, and there is no assurance that any currency strategy used by a Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions when they would be beneficial. The foreign currency transactions in which a Fund may engage involve risks similar to those described in the section “Derivative Instruments.”

Transactions in foreign currencies, foreign currency denominated debt and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Transactions in non-U.S. currencies are also subject to many of the risks of investing in non-U.S. securities described in the section “Foreign Securities.” Because a Fund may invest in foreign securities and foreign currencies, changes in foreign economies and political climates are more likely to affect a Fund than a mutual fund that invests exclusively in U.S. companies. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on a Fund than a fund that is not over-weighted in that region.

Foreign Securities

Some Funds may invest in foreign securities. In addition to the risks associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers. The non-U.S. securities in which a Fund may invest, all or a portion of which may be non-U.S. dollar-denominated, may include, among other investments: (a) debt obligations issued or guaranteed by non-U.S. national, provincial, state, municipal or other governments or by their agencies or instrumentalities, including “Brady Bonds;” (b) debt obligations of supranational entities; (c) debt obligations of the U.S. government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers; and (e) non-U.S. dollar-denominated securities of U.S. corporate issuers.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. If a Fund’s portfolio is over-weighted in a certain geographic region, any negative development affecting that region will have a greater impact on a Fund than a fund that is not over-weighted in that region. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer’s obligations.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. To the extent a Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets and a Fund’s income available for distribution.

Although a Fund’s income may be received or realized in foreign currencies, a Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, a Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

In addition, because a Fund may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than a fund investing in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that a Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of a Fund’s shares by virtue of their transaction, if those prices reflect the fair value of the foreign securities. Although a Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more information on how a Fund uses fair value pricing, see the section “Net Asset Value.”

Illiquid Securities

Some Funds may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Securities will generally be considered “illiquid” if such securities cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the securities. Investment in restricted or other illiquid securities involves the risk that a Fund may be unable to sell such a security at the desired time. Also, a Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Some Funds may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the Adviser has determined, under guidelines established by the Trust’s Board of Trustees, that the particular issue is liquid.

Investment Companies

Some Funds may invest in other investment companies, including ETFs as discussed above. Investment companies are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio. As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and a Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of a Fund. Despite the possibility of greater fees and expenses, the Adviser will invest if it believes investment in other investment companies provides attractive return opportunities. In addition, it may be more efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Inflation-Linked and Inflation-Indexed Securities

The Funds may invest in inflation-linked bonds. The principal amount of these bonds increases with increases in the price index used as a reference value for the bonds. In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-linked securities. If inflation is lower than expected during a period the Fund holds inflation-linked securities, the Fund may earn less on such bonds than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent that the increase is not reflected in the price index used as a reference for the securities. There can be no assurance that the price index used for an inflation-linked security will accurately measure the real rate of inflation in the prices of goods and services. Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. government (see the section “U.S. Government Securities” for additional information), but also may include securities issued by state, local and non-U.S. governments and corporations and supranational entities.

Market Capitalizations

The Funds may invest in companies with small, medium or large market capitalizations. Large market capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Middle market capitalization companies are generally medium-sized companies that are not as established as large capitalization companies and may be more volatile. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller market capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalization or market averages in general. To the extent that a Fund invests in companies with relatively small market capitalizations, the value of its stock portfolio may fluctuate more widely than broad market averages.

Money Market Instruments

As described in the Prospectuses, the ASG Funds will each invest a substantial portion of their assets in money market instruments, which are high-quality, short-term securities. The ASG Funds expect that the assets invested by the Subadviser will be invested principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the U.S. government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in a Fund’s portfolio will be deemed to be the longer of the period required before a Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. A Fund’s money market investments at the time of purchase (other than U.S. government securities (defined below) and repurchase agreements relating thereto) generally will be rated at the time of purchase in the two highest short-term rating categories as rated by a major credit agency or, if unrated, will be of comparable quality as determined by the Subadviser. A Fund may invest in instruments of lesser quality and does not have any minimum credit quality restriction.

Although changes in interest rates can change the market value of a security, a Fund expects those changes to be minimal with respect to these securities. A Fund’s money market investments may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage) and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when the Subadviser believes the risks are minimal.

The ASG Funds may invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities (“U.S. government securities”). Some U.S. government securities are backed by the full faith and credit of the United States. U.S. government securities that are not backed by the full faith and credit of the United States are considered riskier than those that are.

The ASG Funds, consistent with their investment objectives, attempt to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Funds may also seek to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by a Fund, may result in frequent changes in the portfolio composition of a Fund. There are usually no brokerage commissions paid by a Fund in connection with the purchase of money market instruments. See the sections “Portfolio Transactions and Brokerage” and “Investment Restrictions.”

Although the ASG Funds will usually invest a substantial portion of their assets in money market instruments, they are not money market funds and therefore are not subject to the portfolio quality, maturity and NAV requirements applicable to money market funds. The Funds will not seek to maintain a stable NAV. The Funds also will not be required to comply with the rating restrictions applicable to money market funds, and will not necessarily sell an investment in cases where a security’s rating has been downgraded. Considerations of liquidity, safety and preservation of capital may preclude a Fund from investing in money market instruments paying the highest available yield at a particular time. In addition, a Fund’s ability to trade money market securities may be constrained by the collateral and asset coverage requirements related to a Fund’s other investments. As a result, a Fund may need to buy or sell money market instruments at inopportune times. In addition, even though money market instruments are generally considered to be high quality and a low risk investment, recently a number of issuers of money market and money market-type instruments have experienced financial difficulties, leading in some cases to rating downgrades and decreases in the value of their securities. In addition, recently, many money market instruments previously thought to be highly liquid have become illiquid. If a Fund’s money market instruments become illiquid, a Fund may be unable to satisfy certain of its obligations or may only be able to do so by selling other securities at prices or times that may be disadvantageous to do so.

Gateway Fund may also invest in money market instruments, but does not expect that a substantial portion of its assets will be invested in these instruments under normal circumstances.

REITs

The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require a Fund to accrue and distribute income not yet received or may result in a Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Real Estate Securities

The Funds may invest in securities of companies in the real estate industry, including REITs, and are, therefore, subject to the special risks associated with the real estate market and the real estate industry in general. Companies in the real estate industry are considered to be those that (i) have principal activity involving the development, ownership, construction, management or sale of real estate; (ii) have significant real estate holdings, such as hospitality companies, supermarkets and mining, lumber and paper companies; and/or (iii) provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Repurchase Agreements

The Funds may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans by a Fund. Such transactions afford a Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. A Fund does not have percentage limitations on how much of its total assets may be invested in repurchase agreements. In addition to using repurchase agreements as a principal investment strategy in connection with the Money Market Portion of a Fund, a Fund may also use repurchase agreements for cash management and temporary defensive purposes. A Fund may invest in a repurchase agreement that does not produce a positive return to a Fund if the Adviser or Subadviser believes it is appropriate to do so under the circumstances (for example, to help protect a Fund’s uninvested cash against the risk of loss during periods of market turmoil). While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

Reverse Repurchase Agreements and Other Borrowings

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of a Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on a Fund’s records at the trade date and maintained until the transaction is settled. Reverse repurchase agreements are economically similar to secured borrowings by a Fund.

Under current positions of the SEC and its staff, some Funds can engage in reverse repurchase agreements without them constituting “senior securities” so long as a Fund has “covered” its obligations through the segregation of assets or otherwise. This would allow a Fund to borrow up to 50% of its assets (including amounts received under the reverse repurchase agreements) using reverse repurchase agreements.

Rule 144A Securities and Section 4(2) Commercial Paper

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act. A Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations. Investing in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid unless the Adviser has determined, under guidelines established by the Board of Trustees, that the particular issue is liquid.

Short-Term Trading

The Funds may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in a Fund’s portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the Adviser’s investment discretion in managing a Fund’s assets. A Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

Step-Coupon Securities

The Funds may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

“Stripped” Securities

The Funds may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.

Structured Notes

The Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) or commodity index, a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.

Structured notes can serve many different purposes in the management of a Fund. For example, they can be used to increase a Fund’s exposure to changes in the value of assets that a Fund would not ordinarily purchase directly (such as commodities or stocks traded in a market that is not open to U.S. investors). They can also be used to hedge the risks associated with other investments a Fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a Fund’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that a Fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the Adviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the Adviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Structured notes may be considered derivative securities.

Supranational Entities

The Funds may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above in the section “Foreign Currency Transactions.”

U.S. Government Securities

The Funds may invest in some or all of the following U.S. Government securities:

U.S. Treasury Bills – Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

U.S. Treasury Notes and Bonds – Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.

Treasury Inflation-Protected Securities (“TIPS”) – Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

“Ginnie Maes” – Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Funds, which reinvest any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

“Fannie Maes” – The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers, including state and federally chartered savings and loan associations, mutual funds savings banks, commercial banks, credit unions and mortgage banks. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA.

“Freddie Macs” – The Federal Home Loan Mortgage Corporation (“FHLMC”) is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in a Fund’s NAV. Because the magnitude of these fluctuations will generally be greater at times when a Fund’s average maturity is longer, under certain market conditions a Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as those issued by Fannie Mae and Freddie Mac are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but have not been backed by the full faith and credit of the U.S. Government. Instead, they have been supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities.

In September 2008, the U.S. Treasury Department announced that the government would be taking over the FNMA and FHLMC and placing the companies in a conservatorship. The companies remain in conservatorship, and the effect that this conservatorship will have on the companies’ debt and equity securities is unclear. Although the U.S. government has recently provided financial support to FNMA and FHLMC, there can be no assurance that it will support these or other government-sponsored enterprises in the future. In addition, any such government support may benefit the holders of only certain classes of an issuer’s securities.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Variable Amount Master Demand Notes

The Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured demand notes that permit the investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who have been rated in the highest short-term rating category by nationally recognized statistical rating organizations, or which have been determined by the Subadviser to be of comparable quality. The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although currently there is no established secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business days or seven calendar days.

Warrants and Rights

The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.

When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in interest rates and securities prices, a Fund may purchase securities on a forward commitment or when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when a Fund enters into the commitment, but a Fund does not make payment until it receives delivery from the counterparty. The Adviser will commit to purchase such securities only with the intention of actually acquiring the securities, but the Adviser may sell these securities before the settlement date if it is deemed advisable.

Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose a Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued or delayed delivery basis when the Adviser is fully or almost fully invested may result in greater potential fluctuation in the value of a Fund’s net assets. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by a Fund on a forward commitment basis will not honor its purchase obligation. In such cases, a Fund may incur a loss.

Zero-Coupon Securities

The Funds may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a RIC under the Code, a Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because a Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years a Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of a Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

TEMPORARY DEFENSIVE POSITIONS

Each Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders’ capital, AlphaSimplex and Gateway may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in cash, high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies. The use of defensive strategies may prevent a Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund may temporarily hold cash and may invest any portion of its assets in money market or other short-term high-quality instruments.

PORTFOLIO TURNOVER

The Gateway Fund’s portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year, in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund’s total return. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods. Due to the short term nature of the ASG Funds’ investment portfolios, the ASG Funds do not calculate portfolio turnover rates.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when each Fund’s adviser believes that portfolio changes are appropriate.

PORTFOLIO HOLDINGS INFORMATION

Each Trust’s Board of Trustees has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board of Trustees. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 7 days (30 days for Gateway Fund). Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Funds:

(1)	Disclosure of portfolio holdings posted on the Funds’ website, provided that information is shared no sooner than the next day following the day on which the information is posted;

(2)	Disclosure to firms offering industry-wide services, provided that the firm has agreed in writing to maintain the confidentiality of the Funds’ portfolio holdings. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 6 days after month-end) (ASG Funds only); and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

(3)	Disclosure (subject to a written confidentiality provision) to Broadridge Financial Solutions, Inc. as part of the proxy voting record keeping services provided to the Funds, and to vendors that provide proxy services, including proxy voting administration and research services, to the Adviser and Subadviser of the Funds (portfolio holdings of issuers as of record date for shareholder meetings);

(4)	Disclosure to employees of the Adviser, Subadviser, principal underwriter, administrator, custodian, Fund accounting agent, independent registered public accountants, Fund counsel and Independent Trustees’ counsel, as well as to broker-dealers executing portfolio transactions for the Funds, provided that such disclosure is made for bona fide business purposes;

(5)	Disclosure to Natixis Global Asset Management, L.P. (“NGAM”), in its capacity as the seed capital investor for the Fund, in order to satisfy certain reporting obligations to its parent company and for its own risk management purposes; provided that NGAM agrees to maintain its seed capital in the Fund for a set period and does not effect a redemption of Fund shares while in possession of information that is not publicly available to other investors in the Fund. For the ASG Funds, NGAM and its parent utilize a third-party service provider, Aptimum Formation Développement (“Aptimum”), to assist with their analysis of risk. Any sharing of holdings information with Aptimum is subject to a confidentiality agreement; and

(6)	Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Funds. Such exceptions will be reported to the Board of Trustees.

With respect to items (2) through (5) above, disclosure is made pursuant to procedures that have been approved by the Board of Trustees, and may be made by employees of each Fund’s adviser, subadviser, administrator or custodian. With respect to (6) above, approval will be granted only when the officer determines that the Funds have a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this Statement, the only entities that receive information pursuant to this exception are GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purposes of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-Q filings and other related items, Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns, and for the ASG Funds, Advent Software, Inc. (daily, disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to the Money Market Portion of each ASG Fund. Although each Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case by case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board of Trustees exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Funds’ chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings or from officers of the Funds in connection with proposed new exceptions or new disclosures pursuant to item (6) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

In addition, any disclosures of portfolio holdings information by a Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund’s and the adviser’s fiduciary duty to shareholders, and the Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by the Fund’s adviser and/or subadviser or by any affiliated person of the adviser and/or subadviser.

MANAGEMENT OF THE TRUSTS

Each Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business. The trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds and review the Funds’ performance.

Trustees and Officers

The table below provides certain information regarding the trustees and officers of the Trusts. For the purposes of this table and for purposes of this Statement, the term “Independent Trustee” means those trustees who are not “interested persons,” as defined in the 1940 Act, of the Trusts. In certain circumstances, trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered “independent” for the purposes of the requisite approval. For purposes of this Statement, the term “Interested Trustee” means those trustees who are “interested persons,” as defined in the 1940 Act of the relevant Trust. The following table provides information about the members of the Board of Trustees of the Trust, including information about their principal occupations during the past five years, information about other directorships held at public companies, and a summary of the experience, qualifications, attributes or skills that led to the conclusion that the Trustee should serve as such. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (1940)	Trustee Since 1995 for Natixis Funds Trust II and since 2007 for Gateway Trust Contract Review and Governance Committee Member	Douglas Dillon Professor and Director of the Belfer Center for Science and International Affairs, John F. Kennedy School of Government, Harvard University	40 Director, Taubman Centers, Inc. (real estate investment trust)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; government experience (including as Assistant Secretary of Defense under President Clinton); academic experience

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

Edward A. Benjamin (1938)	Trustee Since 2003 for Natixis Funds Trust II and since 2007 for Gateway Trust Chairman of the Contract Review and Governance Committee	Retired	40 Formerly, Director, Precision Optics Corporation (optics manufacturer)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; significant experience providing legal counsel to boards, funds, advisers and other financial institutions (former partner at Ropes & Gray LLP)

Daniel M. Cain (1945)	Trustee Since 1996 for Natixis Funds Trust II and since 2007 for Gateway Trust Chairman of the Audit Committee	Chairman (formerly, President and Chief Executive Officer) of Cain Brothers & Company, Incorporated (investment banking)	40 Director, Sheridan Healthcare Inc. (physician practice management)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; experience in the financial industry, including roles as chairman and former chief executive officer of an investment banking firm

Kenneth A. Drucker (1945)[1]	Trustee Since 2008 for Natixis Funds Trust II and Gateway Trust Audit Committee Member	Formerly, Vice President and Treasurer, Sequa Corp. (aerospace, automotive and metal manufacturing)	40 Formerly, Director, M Fund, Inc. (investment company); Director, Gateway Trust (investment company)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience including as treasurer of a corporation

Wendell J. Knox (1948) [2]	Trustee Since 2009 Natixis Funds Trust II and Gateway Trust Contract Review and Governance Committee Member	Director (formerly, President and Chief Executive Officer) of Abt Associates Inc. (research and consulting)	40 Director, Eastern Bank (commercial bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience including roles as president and chief executive officer of a consulting company

Sandra O. Moose (1942)

Chairperson of the Board of Trustees since November 2005

Since 1993 for Natixis Funds Trust II and since 2007 for Gateway Trust

Ex officio member of the Audit Committee and Contract Review and Governance Committee

		President, Strategic Advisory Services (management consulting); formerly, Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting)	40 Director, Verizon Communications; Director, AES Corporation (international power company); Formerly, Director, Rohm and Haas Company (specialty chemicals)	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience at a management consulting company

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

Erik R. Sirri (1958) [3]	Trustee Since 2009 Natixis Funds Trust II, and Gateway Trust and Hansberger International Series Contract Review and Governance Committee Member	Professor of Finance at Babson College; formerly, Director of the Division of Trading and Markets at the Securities and Exchange Commission	40 None	Experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience and training as an economist

Peter J. Smail (1952) [3]	Trustee Since 2009 for Natixis Funds Trust II and Gateway Trust Contract Review and Governance Committee Member	Retired; formerly, President and Chief Executive Officer of Pyramis Global Advisors (investment management)	40 None	Mutual fund industry and executive experience, including roles as president and chief executive officer for an investment adviser

Cynthia L. Walker (1956)	Trustee Since 2005 for Natixis Funds Trust II and since 2007 for Gateway Trust Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine; formerly, Executive Dean for Administration, Harvard Medical School; and formerly, Dean for Finance and Chief Financial Officer, Harvard Medical School	40 None	Significant experience on Board of Trustees of the Trusts and/or other business organizations; executive experience in a variety of academic organizations, including roles as dean for finance and administration
INTERESTED TRUSTEES

Robert J. Blanding[4] (1947) 555 California Street San Francisco, CA 94104	Trustee Since 2003 for Natixis Funds Trust II and since 2007 for Gateway Trust	President, Chairman, Director and Chief Executive Officer, Loomis, Sayles & Company, L.P.	40 None	Significant experience on Board of Trustees of the Trusts; continuing service as president, chairman, and chief executive officer of Loomis, Sayles & Company, L.P.

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

John T. Hailer[5] (1960)	Trustee Since 2000 for Natixis Funds Trust II and since 2007 for Gateway Trust	President and Chief Executive Officer–U.S. and Asia, Natixis Global Asset Management, L.P.; formerly, President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P., Natixis Distributors, L.P. and Natixis Global Associates, Inc.	40 None	Significant experience on Board of Trustees of the Trusts; continuing experience as Chief Executive Officer of Natixis Global Asset Management, L.P.

*	Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72; however, the Trustees have designated 2010 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2010 will not be required to retire until the end of calendar year 2011. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board of Trustees on November 20, 2009.
**	The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Gateway Trust and the Natixis Cash Management Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series (collectively, the “Fund Complex”).
[1]	Mr. Drucker was appointed as a Trustee effective July 1, 2008.
[2]	Mr. Knox was appointed as a Trustee effective July 1, 2009.
[3]	Mr. Sirri and Mr. Smail were appointed as Trustees effective December 1, 2009
[4]

Mr. Blanding is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

[5]

Mr. Hailer is deemed an “interested person” of the Trusts because he holds the following positions with an affiliated person of the Trusts: President and Chief Executive Officer–U.S. and Asia, Natixis Global Asset Management, L.P.

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**
OFFICERS OF THE TRUST
Coleen Downs Dinneen (1960)	Secretary, Clerk and Chief Legal Officer	Since September 2004	Executive Vice President, General Counsel, Secretary and Clerk (formerly, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk), Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office* and Length of Time Served	Principal Occupation During Past 5 Years**

David Giunta (1965)	President and Chief Executive Officer	Since March 2008	President and Chief Executive Officer, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.; formerly, President, Fidelity Charitable Gift Fund; and formerly, Senior Vice President, Fidelity Brokerage Company

Russell L. Kane (1969)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Chief Compliance Officer since May 2006; Assistant Secretary since June 2004; and Anti-Money Laundering Officer since April 2007	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, Natixis Distribution Corporation, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, Natixis Asset Management Advisors, L.P. and Natixis Distributors, L.P.

*	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
**	Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted if not materially different from a Trustee’s or officer’s current position with such entity.

Leadership and Structure of the Board

The Board of Trustees is led by the Chairperson of the Board, who is an Independent Trustee. The Board of Trustees currently consists of eleven Trustees, nine of whom are Independent Trustees. The Trustees have delegated significant oversight authority to the two standing committees of each Trust, the Audit Committee and Contract Review and Governance Committee, both of which consist solely of Independent Trustees. These committees meet separately and at times jointly, with the joint meetings intended to educate and involve all Independent Trustees in significant committee-level topics. As well as handling matters directly, the committees raise matters to the Board of Trustees for consideration. In addition to the oversight performed by the committees and the Board of Trustees, the Chairperson of the Board and the chairpersons of each committee interact frequently with management regarding topics to be considered at Board and committee meetings as well as items arising between meetings. At least once a year the Board of Trustees reviews its governance structure. The Board of Trustees believes its leadership structure is appropriate and effective in that it allows for oversight at the committee or board level, as the case may be, while facilitating communications among the Trustees and between the Board and Fund management.

The Contract Review and Governance Committee of each Trust considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and each Trust, and governance matters relating to each Trust. During the fiscal year ended December 31, 2009, this committee held five meetings. The Contract Review and Governance Committee also makes nominations for independent trustee membership on each Board of Trustees when necessary and considers recommendations from shareholders of the Funds that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, 12th Floor, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate’s qualifications.

The Contract Review and Governance Committee has not established specific, minimum qualifications that must be met by an individual to be recommended for nomination as an Independent Trustee. When identifying an individual to potentially fill a vacancy on the Fund’s Board, the Contract Review and Governance Committee may seek referrals from a variety of sources, including current Trustees, management of the Funds, Funds counsel, and counsel to the Trustees, as well as shareholders of the Funds in accordance with the procedures described above. In evaluating candidates for a position on the Board, the Contract Review and Governance Committee may consider a variety of factors, including (i) the nominee’s knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of a financial services company or a public company; (iii) the nominee’s educational background; (iv) the nominee’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the nominee’s perceived ability to contribute to the ongoing functions of the Board, including the nominee’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions.

The Audit Committee of the Trusts consists solely of Independent Trustees and considers matters relating to the scope and results of the Trusts’ audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in an audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC regulations as well as operational issues relating to the transfer agent, administrator, sub-administrator and custodian. In addition, the Audit Committee implements procedures for receipt, retention and treatment of complaints received by the Fund regarding its accounting, internal accounting controls and the confidential, anonymous submission by officers of the Fund or employees of certain service providers of concerns related to such matters. During the fiscal year ended December 31, 2009, this Committee held four meetings.

The current membership of each committee is as follows:

Audit Committee	Contract Review and Governance Committee
Daniel M. Cain – Chairman	Edward A. Benjamin – Chairman
Kenneth A. Drucker	Graham T. Allison, Jr.
Cynthia L. Walker	Wendell J. Knox
Erik R. Sirri
Peter J. Smail

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

Board’s Role in Risk Oversight of the Funds

The Board’s role is one of oversight of the practices and processes of the Funds and their service providers, rather than active management of the Trusts, including in matters relating to risk management. The Board seeks to understand the key risks facing the Funds, including those involving conflicts of interest; how Fund management identifies and monitors these risks on an ongoing basis; how Fund management develops and implements controls to mitigate these risks; and how Fund management tests the effectiveness of those controls.

Periodically, Fund officers provide the full Board with an overview of the enterprise risk assessment program in place at Natixis Advisors and the Distributor, which serve as the administrator of and principal underwriter to the Funds, respectively. Fund officers on a quarterly and annual basis also provide the Board (or one of its standing committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, Fund and internal audit results, and insurance and fidelity bond coverage, along with a discussion of the risks and controls associated with these matters, and periodically make presentations to management on risk issues and industry best practices. Fund service providers, including advisers, sub-advisers, transfer agents and the custodian, periodically provide Fund management and/or the Board with information about their risk assessment programs and/or the risks arising out of their activities. The scope and frequency of these reports vary. Fund officers also communicate with the Trustees between meetings regarding material exceptions and other items germane to the Board’s risk oversight function.

Pursuant to Rule 38a-1 under the 1940 Act, the Board has appointed a Chief Compliance Officer (“CCO”) who is responsible for administering the Funds’ compliance program, including monitoring and enforcing compliance by the Funds and their service providers with the federal securities laws. The CCO has an active role in daily Fund operations and maintains a working relationship with all relevant advisory, compliance, operations and administration personnel for the Funds’ service providers. On at least a quarterly basis, the CCO reports to the Independent Trustees on significant compliance program developments, including material compliance matters, and on an annual basis, the CCO provides the full Board with a written report that summarizes his review and assessment of the adequacy of the compliance programs of the Funds and their service providers. The CCO also periodically communicates with the Audit Committee members between its scheduled meetings.

Fund Securities Owned by the Trustees

As of December 31, 2009, the trustees had the following ownership in the Funds:

Independent Trustees

Dollar Range of Fund Shares*	Graham T. Allison, Jr.**	Edward A. Benjamin**	Daniel M. Cain**	Kenneth A. Drucker	Wendell J. Knox**/***	Sandra O. Moose**	Erik R. Sirri****	Peter J. Smail**/****	Cynthia L. Walker
Diversifying Strategies Fund	A	A	A	A	A	A	A	A	A
Global Alternatives Fund	A	A	A	A	A	A	A	A	A
Gateway Fund	A	A	A	E	A	A	A	A	A
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E	E	E	E	D	E	B	A	E

*A.	None
B.	$1 – 10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	over $100,000
**	Amounts include economic value of notional investments held through the deferred compensation plan.
***	Mr. Knox was appointed as a trustee effective July 1, 2009.
****	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

Interested Trustees

Dollar Range of Fund Shares*	Robert J. Blanding	John T. Hailer
Diversifying Strategies Fund	A	A
Global Alternatives Fund	A	A
Gateway Fund	A	A
Aggregate Dollar Range of Fund Shares in Funds Overseen by Trustee in the Trusts	E	E

*A.	None
B.	$1 – 10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	over $100,000

Trustee Fees

The Trusts pay no compensation to their officers or to their Interested Trustees.

The Chairperson of the Boards receives a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting he or she attends telephonically. Each member of the ad hoc Committee on Alternative Investments receives a one-time fee of $10,000. The ad hoc Committee on Alternative Investments (Messrs. Benjamin, Cain and Drucker) is not a standing committee. These fees are allocated among the mutual fund portfolios in the Natixis Funds trusts, Loomis Sayles Funds trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

The table below shows the amounts received by the Trustees for serving as a trustee of the Trusts, and also for serving as trustees of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series during the fiscal year ended December 31, 2009. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits:

Compensation Table

For the Fiscal Year Ended December 31, 2009

	Aggregate Compensation from Natixis Funds Trust II*	Aggregate Compensation from Gateway Trust*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund Complex**
INDEPENDENT TRUSTEES
Graham T. Allison, Jr.	$5,908	$7,313	$0	$0	$115,000
Charles D. Baker***	$6,796	$7,321	$0	$0	$121,575
Edward A. Benjamin	$7,672	$8,960	$0	$0	$145,000
Daniel M. Cain	$7,736	$9,166	$0	$0	$145,000
Kenneth A. Drucker	$7,015	$8,275	$0	$0	$131,250
Wendell J. Knox****	$3,598	$3,755	$0	$0	$65,000
Jonathan P. Mason*****	$3,372	$4,582	$0	$0	$67,500
Sandra O. Moose	$795	$19,308	$0	$0	$200,000
Erik R. Sirri******	$233	$342	$0	$0	$5,521
Peter J. Smail******	$233	$342	$0	$0	$5,521
Cynthia L. Walker	$6,291	$7,889	$0	$0	$124,375
INTERESTED TRUSTEES
John T. Hailer	$0	$0	$0	$0	$0
Robert J. Blanding	$0	$0	$0	$0	$0

*	Amounts include payments deferred by trustees for the fiscal year ended December 31, 2009, with respect to the Trusts. The total amount of deferred compensation accrued for Natixis Funds Trust II as of December 31, 2009 for the trustees is as follows: Allison ($129,311), Baker ($23,833), Benjamin ($51,401), Cain ($64,321), Chenault ($8,215), Cowan ($21,008), Knox ($4,505), Mason ($10,428), Sirri ($365) and Walker ($31,054). The total amount of deferred compensation accrued for Gateway Trust as of December 31, 2009 for the trustees is as follows: Allison ($37,055), Baker ($6,829), Benjamin ($14,729), Cain ($18,432), Knox ($1,291), Mason ($2,988), Sirri ($96) and Walker ($8,899).
**	Total Compensation represents amounts paid during the fiscal year ended December 31, 2009 to a Trustee for serving on the board of trustees of nine (9) trusts with a total of thirty-nine (39) funds as of December 31, 2009.

***	Mr. Baker served as a trustee until his resignation on December 4, 2009.
****	Mr. Knox was appointed as a trustee effective July 1, 2009.
*****	Mr. Mason served as a trustee until his resignation on June 30, 2009.
******	Mr. Sirri and Mr. Smail were appointed as trustees effective December 1, 2009.

The Natixis Funds Trusts and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a fund or funds selected by the trustee on the normal payment date for such fees.

Management Ownership

As of April 1, 2010, the officers and Trustees of the Trusts collectively owned less than 1% of the then outstanding shares of the Funds and the Trusts.

Code of Ethics

The Trusts, AlphaSimplex, Gateway, the Subadviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold. The codes of ethics are on public file with, and are available from the SEC’s EDGAR database which can be accessed through www.sec.gov.

Proxy Voting Policies

The Boards of Trustees of the Funds have adopted the Proxy Voting Policy and Guidelines (the “Guidelines”) for the voting of proxies for securities held by the Funds. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Funds and their shareholders. Reich & Tang is responsible for voting proxies with respect to securities in the Money Market Portion of the ASG Funds’ portfolio and AlphaSimplex is responsible for voting proxies with respect to securities other than those in the Money Market Portion of the Fund’s portfolio. Each of Reich & Tang and the Adviser is responsible for maintaining certain records and reporting to the Audit Committee of Natixis Funds Trust II in connection with the voting of proxies.

Information regarding how the Global Alternatives Fund and Gateway Fund voted proxies related to their portfolio securities during the 12-month period ending June 30, 2009 is available without charge (i) by calling toll-free at 800-225-5478, (ii) through the Funds’ website, www.funds.natixis.com and (iii) on the SEC’s website at www.sec.gov.

AlphaSimplex. The Adviser believes that proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. However, the Adviser expects that the securities in which it will invest on behalf of the Funds (e.g., futures and forwards) will not have voting rights, and therefore, the Adviser does not expect to vote proxies for securities held by the Funds. If the Adviser does vote proxies with respect to the Funds’ investments, it will vote in a manner that is consistent with what it believes to be the best interests of the Funds.

Reich & Tang. Reich & Tang has adopted Proxy Voting Policies and Procedures that are designed to ensure that Reich & Tang votes proxies in the best interests of its clients. These policies and procedures also require that Reich & Tang identify and address any conflicts of interest between the firm and its clients. If a material conflict of interest exists, then Reich & Tang will determine whether voting in accordance with the guidelines set forth in the policies and procedures is in the best interests of the clients and, if not, it will take other appropriate action. Reich & Tang generally votes in favor of routine corporate housekeeping proposals, including the election of directors (where no corporate governance issues are implicated), and against proposals that primarily benefit management. Generally, Reich & Tang will vote against proposals that make it more difficult to replace members of a board of directors.

Gateway. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Adviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The Adviser shall exercise its fiduciary responsibilities to vote proxies with respect to the Fund’s investments that are managed by the Adviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the Adviser. Proposals that, in the opinion of the Adviser, are in the best interests of shareholders are generally voted “for” and proposals that, in the judgment of the Adviser, are not in the best interests of shareholders are generally voted “against.” The Adviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The Adviser shall make available to the Fund and the Fund’s administrator the records and information maintained by the Adviser under the Guidelines.

The Adviser, in turn, has formally adopted ISS Governance Services (“ISS”) proxy voting guidelines to determine how each issue on proxy ballots is to be voted and has appointed ISS (a subsidiary of RiskMetrics Group) as its proxy agent to recommend how to vote each proxy as well as administer the voting of proxies on behalf of the Adviser. The Trustees review these proxy policies and voting procedures on an annual basis. ISS has developed its US Proxy Voting Manual, which provides guidelines for proxy voting that are designed to serve the best interests of investors. These guidelines outline the rationale for determining how particular issues should be voted. The Adviser has instructed ISS to vote in accordance with the guidelines unless the following conditions apply:

•

The Adviser’s portfolio management team has decided to override the ISS’s vote recommendation for the Fund based on it own determination that the Fund’s shareholders would best be served with a vote contrary to the ISS recommendation. Such decision(s) are documented by the Adviser and communicated to ISS and to the Board;

•

ISS does not give a vote recommendation, in which case the Adviser will independently determine how a particular issue should be voted. In these instances, the Adviser, through its portfolio management team, documents the reason(s) used in determining a vote and communicates the Adviser’s voting instruction to ISS. The Adviser will generally seek to vote in accordance with ISS’s guidelines; or

•

If voting on any particular security compromises Gateway’s ability to later transact in such security (e.g., shareblocking practices) or if, in Gateway’s judgment, the expected cost associated with the vote exceeds the expected benefits of the vote (e.g., non-U.S. security restrictions), then Gateway will abstain from voting on a particular security.

INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Adviser and Subadviser

Natixis Advisors, formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. (“Natixis US”).

Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time. The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

The 15 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $264.9 billion in assets under management or administration as of December 31, 2009.

AlphaSimplex Group, LLC, located at One Cambridge Center, Cambridge, Massachusetts 02142, serves as investment adviser to the ASG Funds. The Adviser, a Delaware limited liability company founded in 1999, served as investment manager, adviser, or sub-adviser with respect to assets of $668 million (including notional assets covered by overlay strategies) as of December 31, 2009. The Adviser currently acts as investment manager or sub-adviser of three RICs and three privately-offered funds. AlphaSimplex, a registered investment adviser, is a subsidiary of Natixis US.

Gateway Investment Advisers, LLC, located at 312 Walnut Street, 35th Floor, Cincinnati, Ohio 45202, serves as adviser to the Gateway Fund. The Adviser is a subsidiary of Natixis US. The Adviser is the successor in interest to Gateway Investment Advisers, L.P., which is in turn the successor in interest to an investment adviser organized in 1977. The Adviser had over $7 billion in assets under management as of December 31, 2009. The Adviser makes investment decisions for the Fund.

Reich & Tang Asset Management, LLC, located at 600 Fifth Avenue, New York, New York 10020, serves as subadviser to the ASG Funds. The Subadviser, a Delaware limited liability company founded in 1970, served as investment manager, adviser, or sub-adviser with respect to assets aggregating approximately $16.4 billion as of December 31, 2009, and currently acts as investment manager or sub-adviser of eleven RICs of which it acts as administrator for six, and advises pension trusts, profit-sharing trusts and endowments. Reich & Tang, a registered investment adviser, is also a subsidiary of Natixis US.

Advisory and Subadvisory Agreements

Each Fund’s advisory agreement with its Adviser provides that the Adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The Adviser may delegate certain administrative services to its affiliates. The Adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the applicable Fund’s assets in accordance with its investment objectives and policies. In addition, the ASG Funds’ wholly-owned subsidiaries have entered into separate advisory agreements with the Adviser that provides that the Adviser will be responsible for providing portfolio management services to the ASG Funds’ wholly-owned subsidiaries, which the Adviser may delegate to one or more subadvisers.

The ASG Funds or their wholly-owned subsidiaries, as the case may be, pay all expenses not borne by the Adviser or Subadviser including, but not limited to, the charges and expenses of custodian and transfer agents, independent registered public accountants and legal counsel for the ASG Funds, their wholly-owned subsidiaries and the Trust’s Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of their shares under federal and state securities laws, all expenses of shareholders’ and trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Adviser or its affiliates, other than affiliated RICs. Certain expenses may be allocated differently among the Fund’s Class A and Class C shares, on the one hand, and Class Y shares on the other hand. See the section “Description of the Trusts” below.

The advisory agreements and subadvisory agreements of the applicable Fund and the advisory agreements and subadvisory agreements of the applicable Fund’s wholly-owned subsidiary, respectively, provide that they will continue in effect for two years from the date of execution and thereafter from year to year if their respective continuance is approved at least annually (i) by the Board of Trustees of the Trusts or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

The advisory agreements and subadvisory agreement of the Fund and the advisory agreement and subadvisory agreement of its wholly-owned subsidiary, respectively, may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days’ written notice, or by the Adviser upon 90 days’ written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). The subadvisory agreement also may be terminated by the Subadviser upon 90 days’ notice, and automatically terminates upon termination of the advisory agreement.

The advisory agreement and subadvisory agreement of the Fund and the advisory agreement and subadvisory agreement of its wholly-owned subsidiary, respectively, provide that the Adviser or Subadviser shall not be subject to any liability in connection with the performance of their respective services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties.

The Adviser oversees the portfolio management services provided to the Fund and to its wholly-owned subsidiary, respectively, by the Subadviser. Subject to the review of the Board of Trustees, the Adviser monitors the Subadviser to assure that the Subadviser is managing the applicable portions of the assets of the Fund and its wholly-owned subsidiary consistently with the Fund’s investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. The Adviser will provide, or cause the Fund’s custodian and the custodian of its wholly-owned subsidiary to provide, information to the Subadviser regarding the composition of assets of the Fund and the assets of its wholly-owned subsidiary and the assets to be invested and reinvested by the Subadviser. The Adviser does not determine which securities will be purchased or sold for the Fund or for its wholly-owned subsidiary with respect to the Money Market Portion of the portfolio of the Fund or portion of the portfolio of its wholly-owned subsidiary, overseen by the Subadviser.

The Adviser may terminate any subadvisory agreement without shareholder approval. In such case, the Adviser will either manage the Fund’s assets itself or, subject to the receipt of any necessary shareholder approvals, retain one or more subadvisers to manage some or all of the Fund’s assets.

Distribution Agreements and Rule 12b-1 Plans

Under a separate agreement with each Fund, the Distributor serves as the principal distributor of each class of shares of the Funds. The Distributor’s principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under these agreements (the “Distribution Agreements”), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing Prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

The Distributor is paid by each Fund the service and distribution fees described in the Prospectuses. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Funds to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of each Fund’s shares.

Each of the Funds has adopted Rule 12b-1 plans (the “Plans”) for its Class A and Class C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as “trail commissions.” Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by each Board of Trustees, including a majority of the Independent Trustees of the Trust.

Under the Plans, each Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of each Fund’s average daily net assets attributable to the Class A and Class C shares. In the case of Class C shares, the Distributor retains the first year’s service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to each Fund’s shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of each Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of each Fund’s Class A shares.

The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.

Each Fund’s Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of each Fund’s Class C shares. The Distributor retains the 0.75% distribution fee assessed against Class C shares during the first year of investment. After the first year for Class C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to each Fund’s shares, as distribution fees in connection with the sale of the Fund’s shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As stated in the Prospectuses, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.

Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trusts’ trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the Trust shall be committed to the discretion of such Trustees.

Fees paid by Class A or Class C shares of any Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single fund’s shares, and allocates other expenses among the relevant funds based on their relative net assets. Expenses allocated to each fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Funds’ shares. As described in more detail below, the Distributor, the Adviser and their affiliates may, at their expense, pay additional amounts to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of certain affiliates who are also employees of Natixis US and may receive compensation from the Adviser with respect to sales of Class Y shares.

The Distribution Agreements may be terminated at any time on 60 days’ notice to the Distributor without payment of any penalty, by either vote of a majority of the outstanding voting securities or by vote of a majority of the Independent Trustees. The Distribution Agreements may be terminated at any time on 90 days’, written notice to the Trusts, without payment of any penalty.

The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

With the exception of the Distributor, its affiliated companies and those Trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Funds and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, and (3) enhanced portfolio management opportunities and bargaining position with third-party service providers and economies of scale arising from having asset levels higher than they would be if the Plans were not in place.

The Distributor also acts as principal distributor for Natixis Funds Trust I, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II (except Class J shares of the Loomis Sayles Investment Grade Bond Fund), and Hansberger International Series. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts 02116.

The portion of the various fees and expenses for Class A and Class C shares that are paid (reallowed) to securities dealers are shown below.

Class A

Investment	Maximum Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)		Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)

Less than $50,000	5.75%	5.00%		0.25%	5.25%
$50,000 – $99,999	4.50%	4.00%		0.25%	4.25%
$100,000 – $249,999	3.50%	3.00%		0.25%	3.25%
$250,000 – $499,999	2.50%	2.15%		0.25%	2.40%
$500,000 – $999,999	2.00%	1.70%		0.25%	1.95%

Investments of $1 Million or More

First $3 million	None	1.00	%(1)	0.25%	1.25%
Excess over $3 million	None	0.50	%(1)	0.25%	0.75%
Investments with No Sales Charge (2)	None	0.00%		0.25%	0.25%

(1)	These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2)	Refers to any investments made by investors not subject to a sales charge as described in the Prospectuses for Class A and Class C shares in the section “How Sales Charges Are Calculated.”

Class C

Class C service fees are payable regardless of the amount of the Distributor’s related expenses. The portion of the various fees and expenses for Class C shares of the Fund that are paid to securities dealers are shown below:

Investment	Maximum Front-End Sales Charge Paid by Investors (% of offering price)	Maximum Reallowance or Commission (% of offering price)	Maximum First Year Service Fee (% of net investment)	Maximum First Year Compensation (% of offering price)
All amounts for Class C	none	1.00%	0.00%	1.00%

As described in the Prospectuses, each purchase or sale of shares is effected at the NAV next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the “CDSC”). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trusts. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.

For new amounts invested at NAV by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.

The Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other services, including, but not limited to, recordkeeping, shareholder or participant reporting or shareholder or participant recordkeeping (“recordkeeping and processing-related services”) associated with shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents. These fees are paid by the Funds in light of the fact that other costs may be avoided by the Funds where the intermediary, not the Funds’ service providers, provides shareholder services to Fund shareholders. The intermediary may impose other account or service charges directly on account holders or participants. In addition, depending on the arrangements, the Funds’ advisers and/or Distributor or their affiliates may, out of their own resources, compensate such financial intermediaries or their agents directly or indirectly for such recordkeeping and processing-related services. The services provided and related payments vary from firm to firm.

The Distributor, each Adviser and their affiliates may out of their own resources make additional payments to financial intermediaries who sell shares of the Funds. Such payments and compensation are in addition to any fees paid by the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A and C shares, (iii) payments based upon various factors, as described below, and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping, sub-transfer agency or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on gross sales (generally ranging from 0.05% to 0.25% of gross sales) and/or the amount of assets a financial intermediary’s clients have invested in the Funds (at annual rates generally ranging from 0.05% to 0.50% of the value of the clients’ shares). The actual payment rates to a financial intermediary will depend upon how the particular arrangement is structured (e.g., solely asset-based fees, solely sales-based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Fund, redemption rates and the willingness of the financial intermediary to provide access to its representatives for educational and marketing purposes. The payments to financial intermediaries described in this section and elsewhere in this Statement, which may be significant to the financial intermediaries, may create an incentive for a financial intermediary or its representatives to recommend or sell shares of the Funds or particular share class over other mutual funds or share classes. Additionally, these payments may result in the Funds’ inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their financial representative for details about the payment the financial intermediaries may receive.

In addition, Gateway pays to Natixis Distributors 0.10% of the new assets of the Fund raised following the Reorganization. The Fund will bear these costs.

From time to time, the Funds’ service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional events of intermediaries.

Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed by each individual dealer to its customers. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Funds’ Prospectuses and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

The commissions and sales charges for the fiscal year ended December 31, 2009 were allocated as follows:

NATIXIS FUNDS TRUST II (ASG FUNDS)*

Total commissions on sales of Class A shares	$403,402
Amount reallowed to other securities dealers	$370,523
Amount retained by Distributor	$32,879

Total CDSCs on redemptions of Classes A and C shares	$2,265
Amount paid to SG Constellation, LLC	$0
Amount retained by Distributor*	$2,265

GATEWAY TRUST*

Total commissions on sales of Class A shares	$1,757,515
Amount reallowed to other securities dealers	$1,700,807
Amount retained by Distributor	$56,708

Total CDSCs on redemptions of Classes A and C shares	$266,615
Amount paid to SG Constellation, LLC	$0
Amount retained by Distributor*	$266,615

*	See the section “Other Arrangements” for information about amounts received by the Distributor from the Trusts’ investment advisers and subadvisers or the Funds directly for providing certain administrative services relating to the Trusts.

OTHER ARRANGEMENTS

Administrative Services

Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) performs certain accounting and administrative services for the Funds, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the “Administrative Agreement”). Under the Administrative Agreement, Natixis Advisors provides the following services to the Funds: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Funds, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Funds or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities, and (iv) consultation and legal advice on Fund-related matters. Natixis Advisors also provides certain administrative services to the wholly-owned subsidiaries of both ASG Funds.

For these services, Natixis Advisors received the following fees from the Funds for the fiscal years ended December 31, 2008 and December 31, 2009:

Fund	2008		2009
	Fees	Fees Waived	Fees		Fees Waived
Diversifying Strategies Fund[1]	N/A	N/A	$72,438	*	$0
Global Alternatives Fund[2]	$43,750	$0	$150,182	*	$0
Gateway Fund[3]	$2,091,581	$1,603,552	$2,266,887		$1,716,997

[1]	The Fund commenced operations on August 3, 2009.
[2]	The Fund commenced operations on September 30, 2008.
[3]	Natixis Advisors contractually agreed to limit its administrative services fees attributable to the Gateway Fund through February 18, 2010.
*	Includes administrative services fees of the Commodity Subsidiary.

Custodial Arrangements State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian for the Trusts. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total NAV, total net income and NAV per share of the Funds on a daily basis. State Street also provides custodial, transfer agent, and certain sub-administrative services to the wholly-owned subsidiaries of both ASG Funds.

Transfer Agency Services Pursuant to contract between the Trusts, on behalf of the Funds, and Boston Financial Data Services, Inc. (“Boston Financial”), whose principal business address is 2000 Crown Colony Drive, Quincy, MA 02169, Boston Financial acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds’ shares.

From time to time, the Funds, directly or indirectly through arrangements with the Adviser or Transfer Agent, may pay amounts to third parties that provide recordkeeping and other administrative services relating to a Fund to persons who beneficially own interests in the Fund, such as shareholders whose shares are held of record in omnibus, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents. See the section “Distribution Agreements and Rule 12b-1 Plans.”

Independent Registered Public Accounting Firm The Trusts’ independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110. The independent registered public accounting firm assists in the review of federal and state income tax returns, consults with the Trusts as to matters of accounting and federal and state income taxation and will conduct an annual audit of the Funds’ financial statements.

Counsel to the Fund Ropes & Gray LLP, located at One International Place, Boston, Massachusetts 02110, serves as counsel to the Funds.

PORTFOLIO MANAGEMENT INFORMATION

PORTFOLIO MANAGERS’ MANAGEMENT OF OTHER ACCOUNTS

As of December 31, 2009, the portfolio managers of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each portfolio manager.

	Registered Investment Companies					Other Pooled Investment Vehicles					Other Accounts
	Other Accounts Managed			Advisory Fee is Based on Performance		Other Accounts Managed			Advisory Fee is Based on Performance		Other Accounts Managed			Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets		# of Accts	Total Assets	# of Accts	Total Assets		# of Accts	Total Assets	# of Accts	Total Assets		# of Accts	Total Assets
Michael T. Buckius	2		$0.7 billion	0	$0	3		$108 million	0	$0	16	$108 million		0	$0
Jeremiah H. Chafkin	1		$44.8 million	0	$0	3		$183.4 million	2	$146.0 million	1	$216.9 million	*	0	$0
Peter A. Lee**	0		$0	0	$0	0		$0	0	$0	0	$0		0	$0
Andrew W. Lo	1		$44.8 million	0	$0	3		$183.4 million	2	$146.0 million	1	$216.9 million	*	0	$0
Philippe P. Lüdi**	0		$0	0	$0	0		$0	0	$0	0	$0		0	$0
Robert S. Rickard	10	~$	12 billion	0	$0	4	~$	1 billion	0	$0	0	$0		0	$0
J. Patrick Rogers	4		$2.0 billion	0	$0	2		$86 million	0	$0	38	$458 million		0	$0
Paul R. Stewart	0		$0	0	$0	1		$48 million	0	$0	41	$454 million		0	$0

*	Notional value.
**	As of May 1, 2010

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Funds and other accounts managed by a portfolio manager. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Each Adviser and Subadviser has adopted policies and procedures to mitigate the effects of these conflicts. For more information on how each Adviser and Subadviser allocates investment opportunities between the Funds and their other clients, see the section “Allocation of Investment Opportunity Among the Funds and Other Investors Managed by the Adviser and Subadviser” in this Statement. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Funds, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in the section “Portfolio Transactions and Brokerage.”

Portfolio Managers’ Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of December 31, 2009:

AlphaSimplex. All AlphaSimplex investment professionals, including Portfolio Managers, may receive compensation in three ways: salary, year-end bonuses, and supplemental bonuses. The bonus amounts are decided by the AlphaSimplex Compensation Committee. As a retention tool, AlphaSimplex has implemented a three-year deferral of 30% of bonus amounts for senior professionals.

Reich & Tang. Mr. Rickard’s compensation includes a fixed, annual base salary and an incentive bonus. Base salary amounts are determined by the compensation committee of the Subadviser (the “Compensation Committee”) based upon a number of factors, including the portfolio manager’s experience, overall performance, responsibilities and the competitive market place. Mr. Rickard receives a cash-based annual incentive bonus that is determined solely at the discretion of the Subadviser and approved by the Compensation Committee.

Gateway. The compensation of the Portfolio Managers is composed of two parts: base salary and incentive compensation related to the financial results of Gateway (and not based on the investment performance of the Fund or any other managed account, either absolutely or in relation to any benchmark), and a retirement plan. The incentive compensation component is anticipated to be larger than the base salary component. Mr. Rogers’ and Mr. Stewart’s employment agreements have initial terms ending December 31, 2012 and Mr. Buckius’ employment agreement has an initial term ending December 31, 2011. Each of the employment agreements provides for automatic renewals for successive one-year periods and, among other things, a specified base salary and certain undertakings not to compete with Gateway or solicit its clients. For Mr. Rogers, those undertakings will expire the later of eight years from the date of the sale of assets of Gateway’s predecessor to Gateway (the “Gateway Transaction”) or three years from the termination of Mr. Rogers’ employment. For Mr. Stewart and Mr. Buckius, the non-competition and non-solicitation undertakings will expire the later of three years from the date of the Gateway Transaction, one year from the termination of employment, or one year after the period during which severance payments are made pursuant to the agreement. The profit sharing plan, applicable to the Portfolio Managers, provides for both a long-term incentive pool and a short-term incentive pool, the sizes of which will be determined based on profitability of the business.

Portfolio Managers’ Ownership of Fund Shares

As of December 31, 2009, Dr. Lo beneficially owned shares of the ASG Funds worth between $100,001 and $500,000 (including the value of investments held through the deferred compensation plan), Mr. Chafkin beneficially owned shares of the ASG Funds worth between $10,001 and $50,000 (including the value of investments held through the deferred compensation plan) and Mr. Rickard did not beneficially own any shares of the ASG Funds. As of April 1, 2010, Dr. Lüdi beneficially owned shares of the ASG Funds worth between $10,001 and $50,000 (including the value of investments held through the deferred compensation plan) and Mr. Lee beneficially owned shares of the ASG Funds worth between $1 and $10,000. As of December 31, 2009, Mr. Rogers and Mr. Stewart owned shares of the Gateway Fund worth more than $1 million and Mr. Buckius beneficially owned shares of the Gateway Fund worth between $500,001 and $1 million. There are various reasons why a Portfolio Manager may not own shares of the Funds in the future. One reason is that the Funds’ investment objectives and strategies may not match those of the Portfolio Manager’s personal investment objective. Also, the Portfolio Manager may invest in other Funds or pooled investment vehicles or separate accounts managed by the Portfolio Manager in a similar style to the Funds.

Allocation of Investment Opportunity Among the Funds and Other Investors Managed by the Adviser and Subadviser; Cross Relationships of Officers and Trustees

AlphaSimplex. AlphaSimplex manages other accounts using investment strategies that may or may not be similar to that of the ASG Funds. A conflict of interest may exist in connection with AlphaSimplex’s management of the ASG Funds, on the one hand, and AlphaSimplex’s management of other accounts, on the other hand. AlphaSimplex makes investment decisions for each account based on the client’s investment objectives, policies, practices, cash flows, and other relevant investment considerations. Consequently, AlphaSimplex may purchase or sell securities or other instruments for one account and not for another account, and the performance of securities or other instruments purchased for one account may vary from the performance of securities or other instruments purchased for other accounts. Another conflict of interest may arise because accounts other than the Fund may have fee structures, such as performance-based fees, that differ from those of the ASG Funds. In addition, a potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the ASG Funds. Because of their roles in managing the ASG Funds, AlphaSimplex’s Portfolio Managers know the size, timing and possible market impact of Fund trades and this information could in theory be used to the detriment of the ASG Funds. AlphaSimplex has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and to address conflicts of interest relating to the management of multiple accounts. Finally, AlphaSimplex has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts. The implementation of these procedures is monitored by AlphaSimplex’s Chief Compliance Officer.

Certain officers and employees of the Subadviser have responsibility for portfolio management of other advisory accounts and clients of the Subadviser (including other RICs and accounts of affiliates of Reich & Tang) that may invest in securities in which the ASG Funds also invest. If the Subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Reich & Tang to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, the Subadviser will allocate investment opportunities based on a number of considerations, including cash availability and/or liquidity requirements, including time the competing accounts have had funds available for investment or have had securities available for sale, investment objectives and restrictions, an account’s participation in other opportunities, tax considerations and relative size of portfolio holdings of the same or comparable securities. It is Reich & Tang’s policy to allocate over a period of time, to the extent practicable, investment opportunities to each client on a fair and equitable basis relative to its other clients. The Trustees are of the view that the benefits of retaining Reich & Tang as subadviser to the Fund outweigh the disadvantages, if any that may result from participating in such transactions.

Gateway. Gateway manages other accounts using investment strategies similar to that of the Gateway Fund. A conflict of interest may exist if Gateway identifies a limited investment opportunity that may be appropriate for more than one account, but the Gateway Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Gateway may execute transactions for another account that may adversely impact the value of securities held by the Gateway Fund. However, Gateway believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Gateway are generally managed in a similar fashion, subject to exceptions, such as those resulting from different cash availability and/or liquidity requirements, investment restrictions or policies, the time competing accounts have had funds available for investment or have had investments available for sale, an account’s participation in other opportunities, tax considerations and the relative size of portfolio holdings of the same or comparable securities. In addition, Gateway has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, each Adviser or Subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission, if any, will be paid. However, the commissions charged are believed to be competitive with generally prevailing rates. Each Adviser or Subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions, if any, paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Adviser or Subadviser may place orders for the Funds which, combined with orders for the Adviser’s/Subadviser’s other clients, may impact the price of the relevant security. This could cause the Funds to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser or Subadviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Funds, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust’s Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

Transactions on stock, option, and futures exchanges involve the payment of negotiated brokerage commissions. In the case of securities traded in the OTC market, there is generally no stated commission but the price usually includes an undisclosed commission or mark-up.

AlphaSimplex

In arranging for the purchase and sale of clients’ portfolio securities, AlphaSimplex takes numerous factors into consideration. These include any legal restrictions, such as those imposed under the securities laws and the Employee Retirement Income Security Act of 1974, and any client-imposed restrictions. Within these constraints, AlphaSimplex will employ or deal with members of the securities exchanges and other brokers and dealers as may in its judgment implement the policy of seeking best execution (i.e., prompt and reliable execution at the most favorable prices obtainable under the prevailing market conditions) of portfolio transactions. It is not AlphaSimplex’s current practice to enter into “soft dollar” arrangements but AlphaSimplex does consider all services when executing transactions with a broker. As such, AlphaSimplex may utilize research and other products that provide lawful and appropriate assistance to AlphaSimplex in carrying out its investment-making responsibilities, as permitted under the safe harbor of Section 28(e) of the Securities and Exchange Act of 1934. As long as it is lawful and appropriate to do so, AlphaSimplex may use this research and data in its investment advisory capacities with other clients. Clients may obtain other services from brokers in connection with investment transactions with brokers. Such services will be limited to services that would otherwise be a client expense.

In determining the abilities of a broker or dealer to obtain best execution of portfolio transactions, while the lowest price may be one factor, AlphaSimplex will consider all relevant factors, including the execution capabilities required by the transactions; the ability and willingness of the broker or dealer to facilitate the accounts’ portfolio transactions by participating therein for its own account; the importance to the account of speed, efficiency, and confidentiality; the broker’s or dealer’s apparent familiarity with sources from or to whom particular securities might be purchased or sold; the reputation and perceived soundness of the broker or dealer; and other matters relevant to the selection of a broker or dealer for portfolio transactions for any account. The Adviser will not adhere to any rigid formula in making the selection of the applicable broker or dealer for portfolio transactions, but will weigh a combination of the preceding factors.

The Adviser has no duty or obligation to seek in advance competitive bidding for the most favorable commission rate applicable to any particular portfolio transaction or to select any broker on the basis of its purported or “posted” commission rate, but will endeavor to be aware of the current level of the charges of eligible brokers and to minimize the expense incurred for effecting portfolio transactions to the extent consistent with the interests and policies of the accounts. Although AlphaSimplex generally seeks competitive commission rates, it will not necessarily pay the lowest commission or commission equivalent. Transactions may involve specialized services on the part of the broker or dealer involved and thereby entail higher commissions or their equivalents than would be the case with other transactions requiring more routine services.

Certain customers of AlphaSimplex may also be customers of broker-dealers through which AlphaSimplex may utilize executing and/or clearing brokerage services. Although AlphaSimplex may execute or clear through these broker-dealers, AlphaSimplex is under no obligation to do so.

Portfolio transactions for each client account are generally completed independently, except when AlphaSimplex is in the position of buying or selling the same security for a number of its clients under the same conditions (e.g., limit prices) at approximately the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In such a case, some clients would receive the benefit of the more-favorable prices while others would not. In order to more equitably allocate the effects of such market fluctuations, AlphaSimplex has adopted the following aggregation procedures. For purposes of aggregating client orders for futures contracts and forward contracts for all clients, each client that participates in an aggregated order will participate in that order based on the price received and the inception date of the client’s account. The account with the oldest inception date will always receive the highest fill prices and the account with the most recent inception date will receive the lowest fill prices. Any advantages the oldest accounts may receive on the sell orders are theoretically offset by the disadvantages on the buy orders. For purposes of aggregating client orders for all other securities for all clients, each client that participates in an aggregated order will participate at the average price for all AlphaSimplex’s transactions in that security on a given business day and transaction costs will be shared pro rata based on each client’s participation in the transaction. If the aggregated order is partially filled, it will be allocated among clients pro rata.

Reich & Tang

With respect to the portion of the Funds’ assets managed by Reich & Tang, the purchases and sales of portfolio securities are usually principal transactions. Portfolio securities are generally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid for such purchases and the Funds do not currently anticipate paying brokerage commissions. Should the Funds pay a brokerage commission on a particular transaction, the Funds would seek to effect the transaction at the most favorable available combination of best execution and lowest commission. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask price.

No portfolio transactions are executed with Reich & Tang or its affiliates acting as principal. In addition, the Funds will not buy bankers’ acceptances, certificates of deposit or commercial paper from Reich & Tang or its affiliates. Reich & Tang does not earn “soft dollars” when trading in fixed-income securities. When trading equity securities, Reich & Tang may earn soft dollars through its regular trading. Reich & Tang’s receipt of brokerage and research products may be a factor in its selection of a broker or dealer to execute transactions for the Funds where Reich & Tang believes that the broker or dealer will provide the best execution of the transactions. Such brokerage and research services may be paid for with Reich & Tang’s own assets or may, in connection with transactions in securities effected for client accounts for which Reich & Tang exercises investment discretion, be paid for with client commissions.

The frequency of transactions and their allocation to various dealers is determined by Reich & Tang in its best judgment and in a manner deemed to be in the best interest of shareholders of the Funds. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Funds will be made independently from those for any other accounts or investment companies that may be or become managed by Reich & Tang or its affiliates. If, however, the Funds and other investment companies or accounts managed by Reich & Tang are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Funds or the size of the position obtainable for the Funds. In addition, when purchases or sales of the same security for the Funds and for other investment companies managed by Reich & Tang occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchasers or sellers.

Gateway

As discussed in more detail below, Gateway’s receipt of brokerage and research products may sometimes be a factor in Gateway’s selection of a broker or dealer to execute transactions for the Fund where Gateway believes that the broker or dealer will provide the best execution of the transactions. Such brokerage and research services may be paid for with Gateway’s own assets or may, in connection with transactions in securities effected for client accounts for which Gateway exercises investment discretion, be paid for with client commissions (the latter sometimes referred to as “Soft Dollars”).

In effecting portfolio transactions for the Fund, Gateway is obligated to seek best execution, which is to execute the Fund’s transactions where the most favorable combination of price and execution services are available (“best execution”), except to the extent that it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. In seeking best execution, Gateway, in the Fund’s best interest, considers all relevant factors, including:

•	price;

•	the size of the transaction;

•	the nature of the market for the security;

•	the amount of commission;

•	the timing of the transaction taking into account market prices and trends;

•	the reputation, experience and financial stability of the broker-dealer involved;

•	the quality of service rendered by the broker-dealer in other transactions.

The Adviser may not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute securities transactions for it, nor may the Fund or Gateway enter into any agreement or understanding under which the Fund directs brokerage transactions or revenues generated by those transactions to brokers to pay for distribution of Fund shares. Nevertheless, the Fund or Gateway may place portfolio transactions with brokers or dealers who promote or sell Fund shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. Closing option transactions are usually effected through the same broker-dealer that executed the opening transaction.

The Trust has no obligation to deal with any broker or dealer in the execution of its transactions. Transactions in the OTC market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for OTC securities. Transactions in the OTC market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting OTC transactions. The Trust may place its OTC transactions either directly with principal market makers, or with broker-dealers if that is consistent with Gateway’s obligation to obtain best qualitative execution.

While Gateway does not intend to limit the placement of orders to any particular broker or dealer, Gateway generally gives preference to those brokers or dealers who are believed to give best execution at the most favorable prices and who also provide research, statistical or other services to Gateway and/or the Trust. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Commissions charged by brokers who provide these services may be higher than commissions charged by those who do not provide them. Higher commissions are paid only if Gateway determines that they are reasonable in relation to the value of the services provided. The availability of such services was taken into account in establishing the advisory fee. Specific research services furnished by brokers through whom the Trust effects securities transactions may be used by Gateway in servicing all of its accounts and may not be used with respect to the Fund. Similarly, specific research services furnished by brokers who execute transactions for other Adviser clients may be used by Gateway for the benefit of the Trust.

General

Subject to procedures adopted by the Board of Trustees of the Trusts, the Funds’ brokerage transactions may be executed by brokers that are affiliated with Natixis US or the Adviser or Subadviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

Under the 1940 Act, persons affiliated with the Trusts are prohibited from dealing with the Trusts’ funds as a principal in the purchase and sale of securities. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts may not serve as the Funds’ dealer in connection with such transactions.

To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, each Adviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Funds toward the reduction of the Funds’ expenses.

It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

DESCRIPTION OF THE TRUSTS

The Declarations of Trust of Natixis Funds Trust II and Gateway Trust permit the Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Funds represents an equal proportionate interest in the Funds with each other share of the Funds and is entitled to a proportionate interest in the dividends and distributions from the Funds. The Declarations of Trust further permits the Trusts’ Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Board of Trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trusts’ Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Funds do not have any preemptive rights. Upon termination of the Funds, whether pursuant to liquidation of a Trust or otherwise, shareholders of each class of the Funds are entitled to share pro rata in the net assets attributable to that class of shares of the Funds available for distribution to shareholders. The Declarations of Trust also permit the applicable Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The shares of the Funds are divided into three classes: Class A, Class C and Class Y. As described in its Prospectuses, Class Y shares are available for purchase only by certain eligible investors and have higher minimum purchase requirements than Class A and Class C shares. All expenses of the Funds (including advisory fees) are borne by its Class A, Class C and Class Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Class A and Class C and may be charged at a separate rate to each such class. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

The assets received by each class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of a Fund and Trust. Any general expenses of the Trusts that are not readily identifiable as belonging to a particular class of the Funds are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trusts are allocated to the separate books of account of each series of the Trusts, certain expenses may be legally chargeable against the assets of all of the series in a Trust.

The Declarations of Trust also permit the Trusts’ Board of Trustees, without shareholder approval, to subdivide the Funds or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trusts’ Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes. Shareholders’ investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new “fund”).

The Declarations of Trust provide for the perpetual existence of the Trusts. The Trusts or Funds, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Funds. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declarations of Trust further provide that the Board of Trustees may also without shareholder approval terminate the Trusts or Funds upon written notice to their shareholders.

VOTING RIGHTS

Shareholders of all Funds are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) on the election of trustees and the termination of a Trust and on other matters submitted to the vote of shareholders.

Shareholders of Natixis Funds Trust II and Gateway Trust have identical voting rights to each other. All classes of shares of each Fund have identical voting rights, except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. On any matters submitted to a vote of shareholders, all shares of the Trusts then entitled to vote shall, except as otherwise provided in the By-Laws, be voted in the aggregate as a single class without regard to series or class of shares, except 1) when required by the 1940 Act, or when the trustees shall have determined that the matter affects one or more series or class of shares materially differently, shares shall be voted by individual series or class and 2) when the matter affects only the interest of one or more series or classes, only shareholders of such series or class shall be entitled to vote thereon. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trusts’ independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders’ meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on a Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having an NAV of at least $25,000 or constituting at least 1% of the outstanding shares, whichever is less, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trusts voted (assuming a quorum is present in person or by proxy) is required to amend a Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trusts’ registration statement, or (4) is submitted to the shareholders by the trustees. If one or more new series of a Trust is established and designated by the trustees, the shareholders having beneficial interests in the funds shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the other funds.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

The Declarations of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Fund’s or Funds’ shares for sale, but it is possible that a Trust might become liable for any misstatements in a prospectus that relate to another Trust. The trustees of each Trust have considered this possible liability and approved the use of the combined prospectus for Funds of the Trusts.

HOW TO BUY SHARES

The procedures for purchasing shares of the Funds are summarized in the Prospectuses. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.

Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House (“ACH”) or by exchange, as described in the Prospectuses, or through firms that are members of FINRA and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the “NYSE”) on a day when the NYSE is open. For purchases through the ACH system, the shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.

You may also use Natixis Funds Personal Access Line® (800-225-5478, press 1) or Natixis Funds website (www.funds.natixis.com) to purchase Fund shares (except for Class Y shares). For more information, see the section “Shareholder Services” in this Statement.

At the discretion of the Distributor, bank trust departments or trust companies may also be eligible for investment in Class Y shares at a reduced minimum, subject to certain conditions including a requirement to meet the minimum investment balance within a specified time period. Please contact the Distributor at 800-225-5478 for more information. At the discretion of the Distributor, clients of Natixis Advisors may purchase, at NAV, Class A shares of Natixis Funds that do not offer Class Y shares.

Shareholders of the Funds in Class Y may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the Prospectus of the relevant Fund.

REDEMPTIONS

The procedures for redemption of shares of a Fund are summarized in its Prospectus. As described in the Prospectuses, a CDSC may be imposed on certain redemptions of Class A and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal income tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the NAV of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

The Funds will only accept medallion signature guarantees bearing the STAMP 2000 Medallion imprint. However, a medallion signature guarantee may not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, or if the proceeds are going to a bank on file. Please contact the Funds at 800-225-5478 with any questions regarding when a medallion signature guarantee is required.

If you select the telephone redemption service in the manner described in the next paragraph, shares of the Funds may be redeemed by calling toll-free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is closed will receive the next business day’s closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request, although it may take longer.

A shareholder automatically receives access to the ability to redeem shares by telephone following the completion of the Fund application, which is available at www.funds.natixis.com or from your investment dealer. When selecting the service, a shareholder may have the withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked “VOID” and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee or a Signature Validation Program Stamp. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor, Boston Financial (the Funds’ transfer agent) and State Street Bank (the Funds’ custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial, as agreed to with the Funds, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor’s telephone instructions and recording an investor’s instructions.

Shares purchased by check or through ACH may not be available immediately for redemption to the extent the check or ACH transaction has not cleared. The Funds may withhold redemption proceeds for ten days when redemptions are made within ten calendar days of purchase by check or through ACH.

The redemption price will be the NAV per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation is received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Funds within seven days thereafter. However, in the event of a request to redeem shares for which a Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Funds), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account.

The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

In order to redeem shares electronically through the ACH system, a shareholder’s bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the NYSE. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder’s application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder’s bank within three business days. The availability of these monies will depend on the individual bank’s rules.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind, if Natixis determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Adviser in light of the Fund’s objective and will not generally represent a pro rata distribution of each security held in the Fund’s portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of each Fund at the beginning of such period.

The Funds do not currently impose any redemption charge other than the CDSC imposed by the Funds’ distributor, as described in the Prospectuses. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for U.S. federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also the section “Taxes.”

The Funds reserve the right to suspend account services or refuse transaction requests if a Fund receives notice of a dispute between registered owners or of the death of a registered owner or a Fund suspects a fraudulent act. If a Fund refuses a transaction request because it receives notice of a dispute, the transaction will be processed at the NAV next determined after a Fund receives notice that the dispute has been settled or a court order has been entered adjudicating the dispute. If a Fund determines that its suspicion of fraud or belief that a dispute existed was mistaken, the transaction will be processed as of the NAV next determined after the transaction request was first received in good order.

Reinstatement Privilege (Class A Shares Only)

The Prospectuses describe redeeming shareholders’ reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide a new investment check made payable to Natixis Funds and written notice to Natixis Funds (directly or through your financial representative) within 120 days of your redemption. The reinstatement or exchange will be made at NAV next determined after receipt of the notice and the new investment check and will be limited to the amount of the redemption proceeds.

Even though an account is reinstated, the redemption will constitute a sale for U.S. federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Funds should consult with their tax advisers with respect to the effect of the “wash sale” rule if a loss is realized at the time of the redemption.

SHAREHOLDER SERVICES

Open Accounts

A shareholder’s investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, the Funds will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record.

The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Minimum Balance Policy

The Funds’ minimum balance policy is described in the Prospectuses. Although determination of whether to deduct the minimum balance fee or close an account is made at the discretion of the Fund, as described in the Prospectuses, the Fund will not deduct the minimum balance fee from an account and close that same account for falling below the minimum balance in the same year.

Automatic Investment Plans (Class A and C Shares)

Subject to each Fund’s investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor’s bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor’s account. (Shareholders with accounts participating in Natixis Funds Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectuses. A Service Options Form must be completed to open an automatic investment plan and may be obtained by calling the Funds at 800-225-5478 or your investment dealer or by visiting the Funds’ website at www.funds.natixis.com.

This program is voluntary and may be terminated at any time by Boston Financial upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Boston Financial, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation or by written notice to the shareholder at least thirty days prior to any payment date. The Funds are under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Class A and C Shares)

The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans and retirement plans for public school systems and certain tax-exempt organizations.

The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectuses. For these plans, initial investments in a Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds prototype document and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs using the Natixis Funds prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectuses relating to Class Y shares.

Systematic Withdrawal Plans (All Classes)

An investor owning a Fund’s shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (a “Plan”) providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from Boston Financial or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Funds.

A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account’s market value or (3) for Natixis sponsored IRA accounts only, a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. No CDSC applies to redemptions pursuant to the Plan.

All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at NAV determined on the record date.

Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in NAV. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Funds and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See the sections “Redemptions” and “Taxes” for certain information as to U.S. federal income taxes.

It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Funds and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.

Because of statutory restrictions this Plan may not be available to pension or profit-sharing plans and IRA plans that have State Street Bank as trustee. Different documentation may be required.

Payroll Deduction Program

The Funds no longer offer the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Global Associates may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets a minimum initial investment amount of $1,000. Subsequent investments through the program must be for a minimum of $50 on a monthly basis and the Funds’ minimum balance policy will apply.

Dividend Diversification Program

You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund’s NAV (without a sales charge or CDSC) on the dividend payable date. A dividend diversification account must be registered to the same shareholder as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund’s minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that Fund’s Prospectus.

Exchange Privilege

A shareholder may exchange Class A and C shares of the Funds for shares of the same class of a Natixis Fund, Natixis Cash Management Trust – Money Market Series (the “Money Market Fund”) or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative NAVs at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. When an exchange is made from the Class A or Class C shares of the Funds to the same class of shares of another fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC. As stated above, if you own Class A or Class C shares, you may also elect to exchange your shares of the Funds for shares of the same class of the Money Market Fund. On all exchanges of Class C shares subject to a CDSC into the Money Market Fund, the exchange stops the aging period relating to the CDSC. The aging period resumes only when an exchange is made back into Class C shares of a fund. An exchange of Class A shares of the Funds subject to a CDSC for Class A shares of the Money Market Fund will not stop the aging period relating to the CDSC. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other Natixis fund listed below, subject to those funds’ eligibility requirements and sales charges and certain limitations set forth in the Prospectus for the Money Market Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other funds, for Institutional Class shares of any series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers Institutional Class shares or for Class A shares of the Money Market Fund. Shareholders who were shareholders of the Predecessor Fund as of the date of the Reorganization and (1) whose account value is $100,000 or more or (2) whose account otherwise meets the eligibility requirements for Class Y, may exchange their Class A shares for Class Y shares of the Gateway Fund. Shareholders who hold their shares through certain financial intermediaries may not be eligible to convert their Class A shares to Class Y Shares. These options are summarized in the Funds’ Prospectuses. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Funds at 800-225-5478, (2) a written exchange request to the Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or (3) visiting our website at www.funds.natixis.com (except for Class Y shares). You must acknowledge receipt of a current Prospectus for the Funds before an exchange for the Funds can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total NAV of your account, whichever is less.

Accounts participating in wrap fee programs or held through a registered investment adviser may exchange Class A shares of a fund for Class Y shares of the same fund without paying a CDSC. In order to exchange shares, a representative of the wrap fee program or registered investment adviser must follow the procedures set forth by the Distributor. An exchange of shares for shares of a different class in the same fund generally should not be a taxable event for the exchanging shareholder.

All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging and any other limits on sales of or exchanges into that Fund. The exchange privilege may be exercised only in those states where shares of such Funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. Each Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund’s other shareholders or possibly disruptive to the management of the Fund.

Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trusts acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trusts which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll-free at 800-225-5478.

Before requesting an exchange into any other Natixis Fund, Money Market Fund, or series of Loomis Sayles Funds I or Loomis Sayles Funds II, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Boards of Trustees reserve the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days’ advance notice of any material change to the exchange privilege.

As indicated in the Prospectuses, certain Funds are subject to a redemption fee on exchanges.

Automatic Exchange Plan (Class A and C Shares)

As described in the Prospectuses, a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other Funds. Registration on all accounts must be identical. The Fund minimum of the new fund must be met in connection with each investment. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Restrictions on Buying, Selling and Exchanging Shares

As stated in each Fund’s Prospectuses, each Fund and the Distributor reserve the right to reject any purchase or exchange order for any reason. When a purchase or exchange order is rejected, the Fund or the Distributor will send notice to the prospective investor or the investor’s financial intermediary promptly after receipt of the rejected order.

Broker Trading Privileges

The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time on each day that the NYSE is open for trading); such purchase and redemption orders will be deemed to have been received by a Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using that Fund’s NAV next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than market open, Eastern time, following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

Transcripts of account transactions will be provided, free of charge, at the shareholder’s request.

Self-Servicing Your Account with Natixis Funds Personal Access Line® and Website

Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our website at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our website at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our website. The initiation of any activity through the Natixis Funds Personal Access Line(R) or website at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

Natixis Funds Online and Telephonic Customer Agreement

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this website and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE NATIXIS FUNDS.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE(R).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness or accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software or the performance of any ancillary equipment and services such as telephone lines, modems or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our website that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:

1.	You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2.	You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3.	You transmit a transaction for which you do not receive a confirmation number.

4.	You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5.	You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the Natixis Funds Personal Access Line(R) or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

All account types excluding SIMPLE IRAs:

Natixis Funds

P. O. Box 219579

Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

Simple IRA shareholders please use:

Natixis Funds

P. O. Box 8705

Boston, MA 02266-8705

Notification may also be made by calling 800-813-4127 during normal business hours.

NET ASSET VALUE

The method for determining the public offering price and NAV per share is summarized in the Prospectuses.

The total NAV of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. Each Fund will not price its shares on the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the applicable Adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to each Fund by a pricing service recommended by the applicable Adviser and approved by each Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by each Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations. Exchange-traded index options and foreign exchange-traded single equity options are valued at the average of the closing bid and asked quotation. Futures are valued at the most recent settlement price. Credit default swaps are valued based on prices supplied by a pricing service, if available, or quotations obtained from broker-dealers. Forward foreign currency contracts are valued at interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their reported NAV each day. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the applicable Adviser or Subadviser using consistently applied procedures under the general supervision of the Boards of Trustees.

Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the NYSE. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange (“British Equities”). British Equities will be valued at the official close of the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, when each Fund computes the NAV of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the NYSE, which events will not be reflected in the computation of a Fund’s NAV. If it is determined pursuant to procedures adopted by the Board of Trustees that events materially affecting the value of a Fund’s securities have occurred during such period, then these securities may be fair valued at the time a Fund determines its NAV by or pursuant to procedures adopted by the Board of Trustees. When fair valuing its securities, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund’s NAV is calculated.

Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. Each Fund may also value securities at fair value or estimate its value pursuant to procedures adopted by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds’ NAV does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of these Funds’ portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

The per share NAV of a class of each Fund’s shares is computed by dividing the number of shares outstanding into the total NAV attributable to such class. The public offering price of a Class A share of a Fund is the NAV per share plus a sales charge as set forth in each Fund’s Prospectus.

REDUCED SALES CHARGES

The following special purchase plans are summarized in the Prospectuses and are described in greater detail below. Investors should note that in many cases, the broker, and not the Funds, is responsible for ensuring that the investor receives current discounts.

If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper “breakpoint” discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members’ and other related parties’ accounts, in order to verify your eligibility for the reduced sales charge.

Cumulative Purchase Discount

A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder’s “total investment” in the Fund reaches the breakpoint for a reduced sales charge in the table in the section “How Sales Charges Are Calculated – Class A shares” in the Class A and C Prospectuses. The total investment is determined by adding the amount of the additional purchase, including sales charges, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds or another Natixis Fund with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Fund or Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

Letter of Intent

A Letter of Intent (a “Letter”), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder’s intended aggregate purchases of all series and classes of the Trusts and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Funds’ transfer agency.

A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation (“ROA”) towards the breakpoint level that will be reached upon the completion of the 13 months’ purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the “public offering price computed on such date.”

The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

The Funds’ transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Funds’ transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Funds’ transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts

For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder’s total investment (calculated at the current public offering price) in all series and classes of the Natixis Funds (excluding the Money Market Fund, unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder’s spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the

Distributor. If the combined value of the purchases and total investments exceeds a sales charge breakpoint as disclosed in the Prospectuses, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.

Clients of the Adviser

Investment advisory clients of Natixis Advisors and each Adviser may invest in Class Y shares of the Funds below the minimums stated in the Class Y Prospectus. No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trusts or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trusts or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trusts or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trusts or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares, for Funds that do not offer Class Y shares, by clients of an adviser to any series of the Trusts or another Natixis Fund.

Eligible Governmental Authorities

There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any RIC.

Investment Advisory Accounts

Class A shares of any Fund may be purchased at NAV by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions through a broker or agent.

Certain Broker-Dealers and Financial Services Organizations

Class A shares of any Fund also may be purchased at NAV through certain broker-dealers or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or its affiliates out of their own assets (as described in the section “Distribution Agreements and Rule 12b-1 Plans”), or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

Certain Retirement Plans

Class A shares of the Funds are available at NAV for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third-party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third-party administrators or dealers. This compensation may be paid indirectly by the Funds in the form of service or distribution fees.

Bank Trust Departments or Trust Companies

Class A shares of the Funds are available at NAV for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

DISTRIBUTIONS

As described in the Prospectuses, it is the policy of the Funds to pay their shareholders annually according to the schedule specified in the Prospectuses, as dividends, all or substantially all of their net investment income and to distribute annually all of their net realized long-term and short-term capital gains, if any, after offsetting any capital loss carryovers.

Ordinary income dividends and capital gain distributions are payable on the ex-dividend date in full and fractional shares of the relevant class of the Funds based upon the NAV determined as of the close of the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Natixis Funds, contacting Natixis Funds at 1-800-225-5478 or visiting www.funds.natixis.com to change your distribution option. In order for a change to be in effect for any dividend or distribution, it must be received by the Funds on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned as “undeliverable” to the Funds, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, federal tax information regarding Fund distributions will be furnished to each shareholder for each calendar year generally on or before January 31st of the succeeding year.

TAXES

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authorities, all as of the date of this Statement. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situations and the possible application of foreign, state and local tax laws.

Taxation of the Funds

Each Fund has elected and intends to qualify each year for the special tax treatment accorded to RICs under Subchapter M of the Code. In order to so qualify, a Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from (a) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (b) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”); (ii) diversify its holdings so that at the end of each quarter of the Fund’s taxable year (a) at least 50% of the market value of each Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested (1) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (2) in the securities of one or more QPTPs; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, if any, for such year.

In general, for purposes of the 90% of gross income requirement described in (i) above, income derived by the Funds from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Funds. However, 100% of the net income derived from an interest in a QPTP (generally, a partnership (a) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from the qualifying income described in (i)(a) above) will be treated as qualifying income.

The 90% of gross income requirement described in (i) above will significantly limit the ability of the Funds to invest directly in commodities and certain commodity-related instruments. The ASG Funds intend to invest in a wholly-owned non-U.S. subsidiary that would in turn make commodity and commodity-related investments. The ASG Funds have each obtained a private letter ruling from the Internal Revenue Service (the “IRS”) to the effect that income of the subsidiary that is attributed to the Fund will be qualifying income for purposes of the gross income requirement.

For purposes of the diversification requirements set forth in (ii) above, outstanding voting securities of an issuer includes the equity securities of a QPTP. Also for purposes of the diversification requirements in (ii) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to satisfy the diversification requirements.

Assuming that it qualifies for treatment as a RIC, each Fund will not be subject to federal income tax on income that is distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a RIC in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as qualified dividend income in the case of shareholders taxed as individuals, provided in both cases that the shareholder meets certain holding period and other requirements in respect of the Funds’ shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for the special tax treatment accorded to RICs under the Code.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If a Fund retains any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. Each Fund also intends to distribute annually all or substantially all of its net capital gain and to make appropriate Capital Gain Dividend (as defined below) designations. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who then in turn (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on properly-filed U.S. federal income tax returns to the extent the credit exceeds such liabilities. In this event, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Funds are not required to, and there can be no assurance that any Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain for Capital Gain Dividend purposes (see below for a discussion of Capital Gain Dividends), a RIC generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. In addition, in determining its taxable income, a RIC may elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. A Fund may carry net capital losses forward for up to eight years and use them (as short-term capital losses) to offset capital gains realized during that period, subject to limitations in certain cases. See the most recent annual shareholder report for each Fund’s available capital loss carryovers (if any) as of the end of its most recently added fiscal year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Fund so elects) plus any retained amount from the prior year, a Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income to the extent of a Fund’s earnings and profits. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on assets it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend the long-term capital gain rate reduction for taxable years beginning on or after January 1, 2011. Distributions of the excess of net short-term capital gain over net long-term capital loss will generally be taxable to a shareholder receiving such distributions as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for his or her shares). Distributions are taxable whether shareholders receive them in cash or in additional shares.

Distributions declared and payable by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January generally will be treated for federal income tax purposes as paid by a Fund and received by shareholders on December 31 of the year in which distributions are declared rather than the calendar year in which they are received.

For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to that Fund’s shares. A dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC (as defined below). Income derived from investments in derivatives, fixed-income securities and REITs generally is not eligible for treatment as qualified dividend income.

In general, distributions of investment income properly designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income for taxable years beginning on or after January 1, 2011.

Dividends of net investment income received by corporate shareholders of a Fund will generally qualify for the 70% dividends-received deduction available to corporations to the extent of the amount of eligible dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as an eligible dividend (1) if it has been received with respect to any share of stock that a Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (less than 91 days during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code (for example, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock – generally stock acquired with borrowed funds).

Any distribution of income that is attributable to (i) income received by a Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that, for federal tax purposes, is treated as a loan by the Fund, may not constitute qualified dividend income to individual shareholders and may not be eligible for the dividends-received deduction for corporate shareholders.

If a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of Fund shares will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash sale” rules if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Foreign Taxation

Income received by a Fund from investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Funds.

Tax Implications of Certain Fund Investments

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. The tax treatment of certain futures contracts that may be entered into by a Fund as well as listed non-equity options that may be written or purchased by a Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) will be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40” gains or losses) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character, as described below. Also, any Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 or ordinary gain or loss, as applicable.

A Fund’s investments in futures contracts, forward contracts, options, straddles, swap agreements, and options on swaps and foreign currencies, derivatives, as well as any of its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the mark-to-market, constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income to a Fund, defer losses to a Fund, or cause adjustments in the holding periods of a Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

In general, option premiums received by a Fund are not immediately included in the income of that Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and that Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, that Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss depending on whether the premium income received by that Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, that Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

A Fund’s investments in certain derivatives and foreign currency-denominated instruments and a Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), a Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and avoid a Fund-level tax. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Certain Foreign Currency Tax Issues. Gain or loss of foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments may be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of that Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

A Fund’s forward contracts may qualify as Section 1256 contracts under the Code if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked-to-market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts, as described above, would apply to those forward currency contracts: that is, the contracts would be marked-to-market annually and gains and losses with respect to the contracts would be treated as 60/40 gain or loss. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. A Fund may elect out of Section 988 with respect to all, some or none of its forward currency contracts.

Certain Investments in REITs, REMICs and TMPs. A Fund may invest in REITs. An investment by a Fund in REIT equity securities may result in the Fund receiving cash in excess of the REIT’s earnings; if a Fund distributes these amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the required distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

A Fund may invest directly or indirectly (including through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to a Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC will generally be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”), as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. See “Tax-Exempt Shareholders” below for a discussion of the special tax consequences that may result where a tax-exempt entity invests in a RIC that recognizes excess inclusion income. The Funds do not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs or equity interests in TMPs.

Certain Fixed-Income and Other Instruments. Certain of a Fund’s investments, including investments in asset-backed securities, mortgage-related securities, debt obligations issued or purchased at a discount, payment-in-kind securities and inflation-indexed bonds may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net gains from such transactions, that Fund’s shareholders may receive larger distributions than they would in the absence of such transactions.

Certain High-Yield Discount Obligations. A portion of the interest paid or accrued on certain high-yield discount obligations in which a Fund may invest may be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund to corporate shareholders may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Higher-Risk Securities. A Fund may invest in lower-quality fixed-income securities, including debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of, or in default, present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on such a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Passive Foreign Investment Companies. An equity investment by a Fund in certain passive foreign investment companies (“PFICs”) could potentially subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may make certain elections to avoid the imposition of that tax. For example, a Fund may elect to mark the gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though the Fund had sold and repurchased its holdings in the PFIC on the last day of a Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. A Fund also may in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether it receives any distribution from the PFIC.

The mark-to-market and QEF elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect a Fund’s total return. Dividends paid by PFICs generally will not be eligible to be treated as “qualified dividend income.”

Tax-Exempt Shareholders

Income of a RIC that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of that RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder may realize UBTI by virtue of its investments in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs, as described above, if the amount of such income recognized by a Fund exceeds that Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply when CRTs invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, if a CRT (defined in Section 664 of the Code) realizes any UBTI for a taxable year, a 100% excise tax is imposed on such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on the portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT (or other shareholder), and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in a Fund. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to a Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Non-U.S. Shareholders

Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. Dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a “United States Person” within the meaning of the Code (a “Foreign Person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Foreign Person directly, would not be subject to withholding.

Effective for taxable years of a Fund beginning before January 1, 2010, in general and subject to certain limitations, a Fund was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income of types similar to those that would not be subject to U.S. federal income tax if earned directly by an individual Foreign Person, to the extent such distributions were properly designated by a Fund as “interest-related dividends,” and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by a Fund as “short-term capital gain dividends.” As of the date of this Statement, it is unclear whether the exemptions from withholding for interest-related and short-term capital gain dividends will be extended to taxable years beginning on or after January 1, 2010 and, if they are extended, what the terms of the extension will be. Even if the exemptions from withholding for interest-related and short-term capital gain dividends are extended, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding.

If a beneficial holder of Fund shares who or which is a Foreign Person has a trade or business in the United States, and Fund dividends received by such holder are effectively connected with the conduct of such trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Fund shares who or which is a Foreign Person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale or redemption of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale, redemption or Capital Gain Dividend, and certain other conditions are met.

Foreign Persons should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for an exemption from the backup withholding tax described above or a reduced rate of withholding provided by treaty.

Other Tax Matters

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situations.

Dividends, distributions and gains from the sale of Fund shares may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PERFORMANCE INFORMATION

Yield and Total Return

Each Fund may advertise the yield and total return of each class of its shares. Each Fund’s yield and total return will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the relevant Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and total return and the tax-exempt status of distributions should be considered when comparing a Fund’s yield and total return to yields and total returns published for other investment companies and other investment vehicles. Yield and total return should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields and total returns do not take into account any applicable sales charges or CDSC. Yield and total return may be stated with or without giving effect to any expense limitations in effect for a Fund. For those funds that present yields and total returns reflecting an expense limitation or waiver, the yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class C shares, because of the higher levels of expenses borne by the Class C shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund’s Class A and Class C shares.

Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class’s distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the NAV. If the NAV, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

At any time in the future, yield and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Funds are specifically advised that share prices, expressed as the NAVs per share, will vary just as yield and total return will vary. An investor’s focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

Benchmark Comparisons

Performance information for each Fund with over one calendar year of performance history is included in the Prospectuses (in the section “Risk/Return Bar Chart and Table” in each Fund’s Fund summary), along with the performance of an appropriate benchmark index. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Since Inception,” “Life of Fund” or “Life of Class” headings in the Prospectuses for Funds with less than ten years of performance history may not be coincident with the inception date of the Fund (or class, as applicable). In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund (or class, as applicable).

FINANCIAL STATEMENTS

The financial statements, financial highlights and the report of PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Funds, included in the Funds’ annual report dated December 31, 2009, are also incorporated herein by reference to such report. Information for the Gateway Fund for the period ending prior to December 31, 2007 was audited by another registered independent public accountant. Certain information reflects financial results for a single share of a Fund. The Funds’ annual and semiannual reports will be available upon request and without charge. The Funds will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800-225-5478 or by writing to the Funds at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Fund’s website at www.funds.natixis.com. The annual and semiannual reports will also be available on-line at the SEC’s website at www.sec.gov.

Registration Nos. 333-144744

811-22099

GATEWAY TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)		Articles of Incorporation.

	(1)	The Registrant’s Agreement and Declaration of Trust dated May 29, 2007 (the “Agreement and Declaration”) is incorporated by reference to exhibit (1) to the Registration Statement (the “Registration Statement”) on Form N-14AE filed on October 23, 2007.

(b)		By-Laws.

	(1)	The Registrant’s Amended and Restated By-Laws dated September 23, 2008 is incorporated by reference to exhibit (b)(1) to post-effective amendment (“PEA”) No. 2 to the Registration Statement filed on April 30, 2009.

(c)		Instruments Defining Rights of Security Holders.

	(1)	Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration, which is incorporated by reference to exhibit (1) to the Registration Statement on Form N-14AE filed on October 23, 2007.

(d)		Investment Advisory Contracts.

	(1)	Investment Advisory Agreement dated February 16, 2008 between the Registrant, on behalf of Gateway Fund, and Gateway Investment Advisers, LLC (“Gateway”) is incorporated by reference to exhibit (6)(a) to the Registration Statement on Form N-14 filed on February 25, 2008.

(e)		Underwriting Contracts.

	(1)	Distribution Agreement dated February 19, 2008 between the Registrant, on behalf of Gateway Fund, and Natixis Distributors, L.P. (“Natixis Distributors”) is incorporated by reference to exhibit (7)(a) to the Registration Statement on Form N-14 filed on February 25, 2008.

	(2)	Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)		Bonus or Profit Sharing Contracts.

	(1)	Not applicable.

(g)		Custodian Agreements.

	(1)	Master Custodian Agreement dated September 1, 2005 between the Registrant, on behalf of Gateway Fund, and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

	(2)	Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between the Registrant, on behalf of Gateway Fund, and State Street is incorporated by reference to exhibit (g)(2) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

	(3)		Letter Agreement dated February 15, 2008 amending the Master Custodian Agreement dated September 1, 2005 between the Registrant, on behalf of Gateway Fund, and State Street is incorporated by reference to exhibit (9)(c) to the Registration Statement on Form N-14 filed on February 25, 2008.

(h)			Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 1, 2005 with Boston Financial Data Services, Inc. (“BFDS”) is incorporated by reference to exhibit (h)(1) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(ii)	Revised Appendix A dated February 15, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 with BFDS is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(iii)	Amendment dated October 1, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 with BFDS is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

	(2)	(i)	Administrative Services Agreement dated January 3, 2005 with Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) is incorporated by reference to exhibit (h)(4) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(5) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(iii)	Second Amendment dated January 1, 2006 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(6) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(iv)	Third Amendment dated July 1, 2007 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(7) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(8) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (13)(i) to the Registration Statement on Form N-14 filed on February 25, 2008.

		(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (13)(j) to the Registration Statement on Form N-14 filed on February 25, 2008.

		(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(x)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(x) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 4 to the Registration Statement filed on August 31, 2009.

		(xiii)	Twelfth Amendment dated February 25, 2010 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(xiii) to PEA No. 11 to the Registration Statement filed on March 1, 2010.

	(3)		Gateway Waiver/Expense Reimbursement Agreement dated December 15, 2009 is incorporated by reference to exhibit (h)(3) to PEA No. 10 to the Registration Statement filed on February 26, 2010.

	(4)		Natixis Advisors Administrative Services Fee Waiver dated February 18, 2008 is incorporated by reference to exhibit (13)(l) to the Registration Statement on Form N-14 filed on February 25, 2008.

	(5)		Delegation Agreement dated February 16, 2008 between Gateway and Natixis Advisors is incorporated by reference to exhibit (13)(m) to the Registration Statement on Form N-14 filed on February 25, 2008.

	(6)		Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among the Registrant, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust, Hansberger International Series, Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(6) to PEA No. 4 to the Registration Statement filed on August 31, 2009.

(i)			Legal Opinion.

	(1)		Opinion and Consent of Ropes & Gray LLP is incorporated by reference to exhibit (i) to the Registration Statement on Form N-1A/A filed on November 8, 2007.

(j)			Other Opinions.

	(1)		Consent of Independent Registered Public Accounting firm is filed herewith.

(k)			Omitted Financial Statements.

Not Applicable.

(l)			Initial Capital Agreements.

Not applicable.

(m)		Rule 12b-1 Plans.

	(1)	Rule 12b-1 Plan for Class A shares of Gateway Fund is incorporated by reference to exhibit (m)(1) to the Registration Statement on Form N-1A filed on July 20, 2007.

	(2)	Rule 12b-1 Plan for Class C shares of Gateway Fund is incorporated by reference to exhibit (m)(2) to the Registration Statement on Form N-1A filed on July 20, 2007.

(n)		Rule 18f-3 Plan.

	(1)	Rule 18f-3 Plan effective as of May 1, 2009 is incorporated by reference to exhibit (n)(1) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

(p)		Codes of Ethics.

	(1)	Code of Ethics dated September 14, 2007 for Registrant is incorporated by reference to exhibit (p)(1) to the Registration Statement on Form N-1A filed on July 20, 2007.

	(2)	Code of Ethics dated February 15, 2008, as revised January 1, 2010 for Gateway is incorporated by reference to exhibit (p)(2) to PEA No. 13 to the Registration Statement filed on April 26, 2010.

	(3)	Code of Ethics dated October 1, 2007, as amended January 1, 2010 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(3) to PEA No. 12 to the Registration Statement filed on March 29, 2010.

(q)		Powers of Attorney.

	(1)	Power of Attorney dated June 1, 2007 for Graham T. Allison, Jr., Edward Benjamin, Robert Blanding, Daniel M. Cain, John T. Hailer, Sandra O. Moose and Cynthia L. Walker designating Coleen Downs Dinneen, Russell Kane, Michael Kardok and John M. Loder as attorneys to sign for each Trustee are incorporated by reference to exhibit (q) to the Registration Statement on Form N-1A filed on July 20, 2007.

	(2)	Power of Attorney dated June 17, 2008 for Kenneth A. Drucker designating Coleen Downs Dinneen, Russell Kane, Michael Kardok and John M. Loder as attorneys to sign is incorporated by reference to exhibit (q)(2) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

	(3)	Power of Attorney dated June 4, 2009, effective July 1, 2009, for Wendell J. Knox is incorporated by reference to exhibit (q)(3) to PEA No. 3 filed on July 2, 2009.

	(4)	Power of Attorney dated November 19, 2009, effective December 1, 2009, for Erik Sirri is incorporated by reference to exhibit (q)(4) to PEA No. 8 filed on December 28, 2009.

	(5)	Power of Attorney dated November 19, 2009, effective December 1, 2009, for Peter Smail is incorporated by reference to exhibit (q)(5) to PEA No. 8 filed on December 28, 2009.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

None. The Registrant is not aware of any person controlled or under common control with the Registrant. As of April 1, 2010, there were no persons that owned 25% or more of the outstanding voting securities of the Registrant.

Item 30.	Indemnification

Under Article 5 of the Registrant’s By-Laws, any past or present Trustee or officer of the Registrant and The Gateway Trust, a Massachusetts business trust, prior to the reorganization of such trust into the Registrant (each hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein, will provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any deliberate fraudulent act, deliberate criminal act, the gaining of any profit or advantage to which the Trustee or officer was not legally entitled or for self dealing, as determined by a judgment, final adjudication or alternative dispute resolution proceeding.

Item 31.	Business and Other Connections of Investment Adviser

A description of the business of Gateway Investment Advisers, LLC, the investment adviser of the Fund (the “Investment Adviser”), is set forth under the captions “Meet the Fund’s Investment Adviser” in the prospectuses and “Investment Advisory and Other Services” in the statements of additional information, all forming part of this Registration Statement.

Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or the Investment Adviser’s predecessor or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Meet the Fund’s Investment Adviser” in the Registrant’s statements of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser is 312 Walnut Street, 35th Floor, Cincinnati, Ohio 45202 and the Registrant is 399 Boylston Street, Boston, Massachusetts 02116.

Name	Position with Investment Adviser	Other Connections
Walter G. Sall	Chairman	Director of Melmedica Children’s Health Care Inc. through May, 2006; Director of Anderson Bank through January, 2007

J. Patrick Rogers	Director, Chief Executive Officer and President	None

Donna M. Brown	General Counsel, Secretary and Chief Compliance Officer	None

Gary H. Goldschmidt	Vice President and Chief Financial Officer	None

Geoffrey Keenan	Director, Executive Vice President and Chief Operating Officer	None

Paul R. Stewart	Director, Chief Investment Officer and Senior Vice President	None

Item 32.	Principal Underwriter

(a)	Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

Natixis Cash Management Trust

Natixis Funds Trust I

Natixis Funds Trust II

Natixis Funds Trust IV

Loomis Sayles Funds I

Loomis Sayles Funds II

Hansberger International Series

(b)	The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

(c)

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant
Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

KC Chew	Senior Vice President and Chief Operating Officer for Managed Portfolio Advisers	None

David Vallon	Senior Vice President and Chief Compliance Officer – Adviser	None

Marilyn Rosh	Vice President and Controller	None

Josh Bogen	Executive Vice President	None

Matthew Coldren	Executive Vice President	None

Edward Farrington	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Mark Doyle	Executive Vice President	None

Matt Raynor	Executive Vice President	None

Dan Santaniello	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

William Butcher	Senior Vice President	None

James Cove	Senior Vice President	None

Joe Duffy	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Marina Gross	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

Tom Huddleston	Senior Vice President	None

Jeff Keselman	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Robert Lyons	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Stacie Paoletti	Senior Vice President	None

Daniel Price	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Laura Verville	Senior Vice President	None

Leslie Walstrom	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, Massachusetts 02116.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a)	For all series of Registrant:

(i)	Gateway Trust

399 Boylston Street

Boston, Massachusetts 02116

(ii)	Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

(iii)	Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(iv)	Natixis Asset Management Advisors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(v)	State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(vi)	Gateway Investment Advisers, LLC

312 Walnut Street

35th Floor

Cincinnati, Ohio 45202

Item 34.	Management Services

None.

Item 35.	Undertakings

The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

GATEWAY TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 14 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this PEA No. 14 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 30th day of April, 2010.

GATEWAY TRUST

By:	/S/ DAVID L. GIUNTA
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ DAVID L. GIUNTA David L. Giunta	President and Chief Executive Officer	April 30, 2010

/S/ MICHAEL C. KARDOK Michael C. Kardok	Treasurer	April 30, 2010

GRAHAM T. ALLISON, JR.* Graham T. Allison, Jr.	Trustee	April 30, 2010

EDWARD A. BENJAMIN * Edward A. Benjamin	Trustee	April 30, 2010

ROBERT J. BLANDING * Robert J. Blanding	Trustee	April 30, 2010

DANIEL M. CAIN * Daniel M. Cain	Trustee	April 30, 2010

KENNETH A. DRUCKER * Kenneth A. Drucker	Trustee	April 30, 2010

JOHN T. HAILER * John T. Hailer	Trustee	April 30, 2010

WENDELL J. KNOX * Wendell J. Knox	Trustee	April 30, 2010

SANDRA O. MOOSE * Sandra O. Moose	Trustee, Chairperson of the Board	April 30, 2010

ERIK R. SIRRI * Erik R. Sirri	Trustee	April 30, 2010

PETER J. SMAIL * Peter J. Smail	Trustee	April 30, 2010

CYNTHIA L. WALKER * Cynthia L. Walker	Trustee	April 30, 2010

*By:	/S/ COLEEN DOWNS DINNEEN
Coleen Downs Dinneen
Attorney-In-Fact**/***/****/*****
April 30, 2010

**	Powers of Attorney for Graham T. Allison, Jr., Edward Benjamin, Robert Blanding, Daniel M. Cain, John T. Hailer, Sandra O. Moose and Cynthia L. Walker are incorporated by reference to exhibit (q) to the Registration Statement on Form N-1A filed on July 20, 2007.
***	Power of Attorney for Kenneth Drucker is incorporated by reference to exhibit (q)(2) to PEA No. 2 to the Registration Statement filed on April 30, 2009.
****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(3) to PEA No. 3 to the Registration Statement filed on July 2, 2009.
*****	Powers of Attorney for Erik Sirri and Peter Smail are incorporated by reference to exhibits (q)(4) and (q)(5) to PEA No. 8 to the Registration Statement filed on December 28, 2009.

Gateway Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

(e)(2)	Form of Dealer Agreement used by Natixis Distributors

(j)(1)	Consent of Independent Registered Public Accounting Firm